UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

April 30, 2018

LARGE CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

LARGE CAP VALUE FUND RISKS

Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶  We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶	We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

The markets and U.S. economy were robust during calendar year 2017. However, during periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr. President

American Beacon Funds

1

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon Large Cap Value Fund (the “Fund”) returned 2.14% for the six months ended April 30, 2018, outperforming the Russell 1000® Value Index (the “Index”) return of 1.94% for the same period.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADEX	2.29%	10.57%	6.82%	10.30%	7.33%
Y Class (1,2,7)	ABLYX	2.29%	10.55%	6.75%	10.22%	7.26%
Investor Class (1,7)	AAGPX	2.14%	10.22%	6.47%	9.93%	6.97%
Advisor Class (1,7)	AVASX	2.05%	10.07%	6.32%	9.77%	6.81%
R6 Class (1,5,7)	AALRX	2.33%	10.65%	6.83%	10.30%	7.34%
A without Sales Charge (1,3,7)	ALVAX	2.16%	10.21%	6.43%	9.85%	6.89%
A with Sales Charge (1,3,7)	ALVAX	(3.70)%	3.86%	4.35%	8.56%	6.26%
C without Sales Charge (1,4,7)	ALVCX	1.86%	9.53%	5.67%	9.05%	6.27%
C with Sales Charge (1,4,7)	ALVCX	0.86%	8.53%	5.67%	9.05%	6.27%

Russell 1000 Value Index (6)		1.94%	7.50%	7.66%	10.52%	7.30%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/08 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/08.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 through 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/08. A Class shares have a maximum sales charge of 5.75%.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 through 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/08. A portion of the fees charged to the C Class was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. C Class shares have a maximum contingent deferred sales charge of 1.00% for shares redeemed within one year of the date of purchase.

5.	Fund performance for the three-year, five-year and ten-year periods represents the returns achieved by the Institutional Class from 4/30/08 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/08. A portion of the fees charged to the R6 Class of the Fund has been waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

7.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C and R6 Class shares were 0.60%, 0.67%, 0.92%, 1.07%, 0.98%, 1.72%, and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon Large Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Fund outperformed the Index due to sector allocation, whereas stock selection detracted value relative to the Index for the six-month period.

Sector allocation helped as an overweight to Energy – the best performing sector in the Index – and an underweight in Utilities – up 10.6% and down 4.2%, respectively, added relative performance compared to the Index. The Fund’s overweight position in Industrials – down 4.5% somewhat muted relative outperformance from sector allocation.

The Fund’s investments in the Financials and Consumer Staples sectors contributed most of the stock selection underperformance. In the Financials sector, American International Group – down 12.4% and Citigroup, Inc. – down 6.4% were the largest negative contributors. Positions in CVS Health Corp. – down 9.1% and Altria Group, Inc. – down 10.8% hurt the Fund’s returns in the Consumer Staples sector. Stock selections in the Energy sector partially offset relative performance. In this sector, BP PLC, Sponsored ADR – up 12.5% and ConocoPhillips – up 28.3% helped the Fund’s returns.

The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.3
JPMorgan Chase & Co.		3.3
Bank of America Corp.		2.6
Wells Fargo & Co.		2.5
BP PLC, Sponsored ADR		2.2
American International Group, Inc.		2.0
ConocoPhillips		2.0
Microsoft Corp.		1.9
Comcast Corp., Class A		1.8
Oracle Corp.		1.7

Total Fund Holdings	200

Sector Allocation (% Equities)
Financials		27.4
Energy		15.6
Health Care		11.7
Consumer Discretionary		11.3
Industrials		10.5
Information Technology		10.1
Consumer Staples		6.3
Materials		3.9
Telecommunication Services		1.7
Utilities		1.4
Real Estate		0.1

3

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Large Cap Value FundSM

Expense Examples

April 30, 2018 (Unaudited)

American Beacon Large Cap Value Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$1,023.30	$2.96
Hypothetical**	$1,000.00	$1,021.90	$2.96
Y Class
Actual	$1,000.00	$1,022.90	$3.21
Hypothetical**	$1,000.00	$1,021.60	$3.21
Investor Class
Actual	$1,000.00	$1,021.40	$4.61
Hypothetical**	$1,000.00	$1,020.20	$4.61
Advisor Class
Actual	$1,000.00	$1,020.50	$5.36
Hypothetical**	$1,000.00	$1,019.50	$5.36
A Class
Actual	$1,000.00	$1,021.60	$4.31
Hypothetical**	$1,000.00	$1,020.50	$4.31
C Class
Actual	$1,000.00	$1,018.60	$7.16
Hypothetical**	$1,000.00	$1,017.70	$7.15
R6 Class
Actual	$1,000.00	$1,023.30	$2.86
Hypothetical**	$1,000.00	$1,022.00	$2.86

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.59%, 0.64%, 0.92%, 1.07%, 0.86%, 1.43%, and 0.57% for the Institutional, Y, Investor, Advisor, A, C and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20%
Consumer Discretionary - 11.02%
Auto Components - 1.74%
Adient PLC	177,998	$10,909,498
Aptiv PLC	120,797	10,217,010
Goodyear Tire & Rubber Co.	1,636,709	41,097,763
Magna International, Inc.	937,641	55,320,819

		117,545,090

Automobiles - 1.73%
General Motors Co.	2,790,905	102,537,850
Harley-Davidson, Inc.	355,118	14,606,003

		117,143,853

Hotels, Restaurants & Leisure - 0.54%
Carnival Corp.	152,100	9,591,426
Norwegian Cruise Line Holdings Ltd.A	501,700	26,825,899

		36,417,325

Household Durables - 0.71%
DR Horton, Inc.	634,300	27,998,002
Newell Brands, Inc.	131,153	3,623,757
Tupperware Brands Corp.	370,600	16,513,936

		48,135,695

Leisure Products - 0.04%
Hasbro, Inc.	28,400	2,501,756

Media - 3.91%
CBS Corp., Class B, NVDR	406,003	19,975,348
Cinemark Holdings, Inc.	346,900	13,588,073
Comcast Corp., Class A	3,881,947	121,854,316
Discovery, Inc., Class AA B	912,501	21,580,649
Discovery, Inc., Class CA	1,288,700	28,634,914
Interpublic Group of Cos, Inc.	807,700	19,053,643
Omnicom Group, Inc.	334,566	24,644,131
Time Warner, Inc.	24,936	2,363,933
Walt Disney Co.	133,400	13,384,022

		265,079,029

Multiline Retail - 0.88%
Dollar General Corp.	619,456	59,796,088

Specialty Retail - 1.21%
Advance Auto Parts, Inc.	209,200	23,942,940
Bed Bath & Beyond, Inc.	296,106	5,170,011
Dick’s Sporting Goods, Inc.	454,400	15,036,096
Lowe’s Cos, Inc.	455,900	37,579,837

		81,728,884

Textiles, Apparel & Luxury Goods - 0.26%
Hanesbrands, Inc.	969,286	17,902,712

Total Consumer Discretionary		746,250,432

Consumer Staples - 6.07%
Beverages - 1.00%
Diageo PLC, Sponsored ADR	110,749	15,721,928
Molson Coors Brewing Co., Class B	345,200	24,592,048
PepsiCo, Inc.	271,066	27,361,402

		67,675,378

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Consumer Staples - 6.07% (continued)
Food Products - 1.16%
Archer-Daniels-Midland Co.	174,036	$7,897,754
Danone S.A., Sponsored ADRB	389,098	6,326,733
General Mills, Inc.	320,021	13,997,719
JM Smucker Co.	47,830	5,456,446
Kellogg Co.	133,295	7,851,075
Mondelez International, Inc., Class A	439,100	17,344,450
Nestle S.A., Sponsored ADR	255,702	19,781,107

		78,655,284

Health Care Providers & Services - 0.92%
CVS Health Corp.	892,244	62,305,399

Household Products - 0.22%
Kimberly-Clark Corp.	36,901	3,820,729
Procter & Gamble Co.	71,240	5,153,502
Reckitt Benckiser Group PLC, Sponsored ADR	388,915	6,172,081

		15,146,312

Personal Products - 0.49%
Coty, Inc., Class A	270,344	4,690,468
Unilever PLC, ADR	510,100	28,550,297

		33,240,765

Tobacco - 2.28%
Altria Group, Inc.	862,030	48,368,504
Imperial Brands PLC, Sponsored ADRB	890,614	32,391,631
Philip Morris International, Inc.	893,626	73,277,332

		154,037,467

Total Consumer Staples		411,060,605

Energy - 15.18%
Energy Equipment & Services - 2.14%
Halliburton Co.	531,800	28,180,082
Helmerich & Payne, Inc.	273,500	19,021,925
National Oilwell Varco, Inc.	625,400	24,184,218
Oceaneering International, Inc.	515,500	10,949,220
Schlumberger Ltd.	912,027	62,528,571

		144,864,016

Oil, Gas & Consumable Fuels - 13.04%
Anadarko Petroleum Corp.	423,500	28,510,020
Andeavor	201,000	27,802,320
Apache Corp.	1,455,900	59,619,105
BP PLC, Sponsored ADR	3,316,179	147,868,422
Canadian Natural Resources Ltd.	2,178,003	78,582,348
Chevron Corp.	545,512	68,249,006
ConocoPhillips	2,036,151	133,367,890
Devon Energy Corp.	1,232,766	44,786,389
EOG Resources, Inc.	134,357	15,876,967
Exxon Mobil Corp.	136,069	10,579,365
Hess Corp.	797,792	45,466,166
Kinder Morgan, Inc.	1,490,000	23,571,800
Kosmos Energy Ltd.A	1,247,445	8,782,013
Marathon Oil Corp.	2,740,486	50,013,869
Murphy Oil Corp.	864,760	26,037,923
Occidental Petroleum Corp.	139,476	10,775,916

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Energy - 15.18% (continued)
Oil, Gas & Consumable Fuels - 13.04% (continued)
Phillips 66	652,758	$72,658,493
Royal Dutch Shell PLC, Class A, Sponsored ADR	441,222	30,841,418

		883,389,430

Total Energy		1,028,253,446

Financials - 26.68%
Banks - 13.60%
Bank of America Corp.	5,860,398	175,343,108
BNP Paribas S.A., ADR	524,500	20,193,250
CIT Group, Inc.	176,300	9,335,085
Citigroup, Inc.	3,299,591	225,263,078
Citizens Financial Group, Inc.	524,253	21,751,257
JPMorgan Chase & Co.	2,034,384	221,300,291
PNC Financial Services Group, Inc.	364,741	53,109,937
US Bancorp	559,095	28,206,343
Wells Fargo & Co.	3,208,719	166,725,039

		921,227,388

Capital Markets - 4.24%
Bank of New York Mellon Corp.	452,828	24,683,654
BlackRock, Inc.	28,660	14,946,190
Blackstone Group LP, MLP	1,473,648	45,609,406
Franklin Resources, Inc.	112,935	3,799,133
Goldman Sachs Group, Inc.	225,799	53,814,676
KKR & Co. LP	3,525,808	73,830,420
Moody’s Corp.	57,872	9,386,838
Morgan Stanley	173,678	8,965,258
Nasdaq, Inc.	165,941	14,655,909
State Street Corp.	305,946	30,527,292
T Rowe Price Group, Inc.	61,062	6,950,077

		287,168,853

Consumer Finance - 3.07%
Ally Financial, Inc.	485,900	12,681,990
American Express Co.	145,128	14,331,390
Capital One Financial Corp.	437,191	39,618,249
Discover Financial Services	364,100	25,942,125
Navient Corp.	1,180,763	15,656,917
OneMain Holdings, Inc.A	575,200	17,744,920
Santander Consumer USA Holdings, Inc.	1,362,447	25,137,147
SLM Corp.A	3,494,162	40,112,980
Synchrony Financial	494,087	16,388,866

		207,614,584

Diversified Financial Services - 0.70%
Berkshire Hathaway, Inc., Class BA	244,091	47,287,749

Insurance - 4.94%
American International Group, Inc.	2,456,232	137,548,992
Aon PLC	171,193	24,389,867
Chubb Ltd.	177,326	24,057,819
MetLife, Inc.	316,299	15,077,973
Prudential Financial, Inc.	71,331	7,583,912
Travelers Companies, Inc.	392,630	51,670,108
XL Group Ltd.	1,328,412	73,846,423

		334,175,094

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Financials - 26.68% (continued)
Thrifts & Mortgage Finance - 0.13%
Radian Group, Inc.	627,200	$8,968,960

Total Financials		1,806,442,628

Health Care - 11.41%
Biotechnology - 1.20%
AbbVie, Inc.	119,184	11,507,215
Biogen, Inc.A	49,400	13,515,840
Celgene Corp.A	158,200	13,779,220
Gilead Sciences, Inc.	254,200	18,360,866
Portola Pharmaceuticals, Inc.A	265,000	9,574,450
Shire PLC, ADR	90,000	14,348,700

		81,086,291

Health Care Equipment & Supplies - 2.83%
Abbott Laboratories	291,906	16,968,496
Danaher Corp.	179,149	17,972,228
Koninklijke Philips N.V.	728,637	30,763,054
Medtronic PLC	1,329,083	106,499,421
Zimmer Biomet Holdings, Inc.	167,867	19,333,242

		191,536,441

Health Care Providers & Services - 1.95%
Anthem, Inc.	437,768	103,308,870
Cigna Corp.	69,507	11,942,693
Express Scripts Holding Co.A	93,068	7,045,248
McKesson Corp.	63,790	9,964,636

		132,261,447

Life Sciences Tools & Services - 0.28%
Thermo Fisher Scientific, Inc.	89,667	18,861,453

Pharmaceuticals - 5.15%
GlaxoSmithKline PLC, Sponsored ADR	743,234	29,811,116
Horizon Pharma PLCA	951,692	12,600,402
Jazz Pharmaceuticals PLCA	83,668	12,720,883
Johnson & Johnson	596,202	75,413,591
Mallinckrodt PLCA B	404,407	5,257,291
Merck & Co., Inc.	901,806	53,089,319
Mylan N.V.A	543,485	21,065,479
Novartis AG, Sponsored ADR	35,734	2,740,440
Pfizer, Inc.	2,351,979	86,105,951
Roche Holding AG, Sponsored ADR	81,702	2,271,316
Sanofi, ADR	1,218,245	47,901,393

		348,977,181

Total Health Care		772,722,813

Industrials - 10.15%
Aerospace & Defense - 1.93%
Embraer S.A., Sponsored ADR	273,900	6,907,758
General Dynamics Corp.	91,774	18,475,024
Lockheed Martin Corp.	26,936	8,642,146
Northrop Grumman Corp.	63,320	20,391,573
Raytheon Co.	208,201	42,668,713
United Technologies Corp.	280,060	33,649,209

		130,734,423

See accompanying notes

9

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Industrials - 10.15% (continued)
Air Freight & Logistics - 0.11%
United Parcel Service, Inc., Class B	67,893	$7,705,856

Airlines - 1.43%
American Airlines Group, Inc.	629,140	27,008,980
Delta Air Lines, Inc.	722,800	37,744,616
United Continental Holdings, Inc.A	477,600	32,257,104

		97,010,700

Building Products - 1.45%
Johnson Controls International PLC	2,890,082	97,887,077

Construction & Engineering - 0.22%
AECOMA	439,164	15,124,808

Electrical Equipment - 0.38%
Eaton Corp. PLC	340,709	25,563,396

Industrial Conglomerates - 1.96%
3M Co.	75,733	14,721,738
General Electric Co.	4,169,370	58,663,036
Honeywell International, Inc.	411,747	59,571,556

		132,956,330

Machinery - 1.49%
CNH Industrial N.V.	2,718,439	33,300,878
Cummins, Inc.	215,297	34,417,378
Illinois Tool Works, Inc.	76,323	10,839,393
Ingersoll-Rand PLC	83,744	7,025,284
PACCAR, Inc.	130,751	8,324,916
Stanley Black & Decker, Inc.	50,412	7,137,835

		101,045,684

Professional Services - 0.10%
Equifax, Inc.	60,346	6,761,769

Road & Rail - 0.31%
Canadian National Railway Co.	92,436	7,143,454
Union Pacific Corp.	101,507	13,564,381

		20,707,835

Trading Companies & Distributors - 0.54%
AerCap Holdings N.V.A	651,700	33,973,121
HD Supply Holdings, Inc.A	65,123	2,520,911

		36,494,032

Transportation Infrastructure - 0.23%
Macquarie Infrastructure Corp.	410,500	15,557,950

Total Industrials		687,549,860

Information Technology - 9.77%
Communications Equipment - 1.28%
Cisco Systems, Inc.	904,470	40,058,976
Telefonaktiebolaget LM Ericsson, Sponsored ADR	6,166,020	46,553,451

		86,612,427

Electronic Equipment, Instruments & Components - 0.69%
Corning, Inc.	1,413,440	38,191,149
TE Connectivity Ltd.	90,100	8,266,675

		46,457,824

See accompanying notes

10

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Information Technology - 9.77% (continued)
IT Services - 1.70%
Accenture PLC, Class A	243,219	$36,774,713
Amdocs Ltd.	49,156	3,305,741
Cognizant Technology Solutions Corp., Class A	53,935	4,412,962
DXC Technology Co.	69,335	7,145,665
Fidelity National Information Services, Inc.	142,319	13,516,035
First Data Corp., Class AA	1,510,000	27,331,000
Fiserv, Inc.A	144,410	10,232,893
International Business Machines Corp.	24,755	3,588,485
Teradata Corp.A	220,794	9,034,890

		115,342,384

Semiconductors & Semiconductor Equipment - 1.40%
Analog Devices, Inc.	58,360	5,097,746
Micron Technology, Inc.A	886,179	40,746,510
QUALCOMM, Inc.	473,264	24,141,197
Texas Instruments, Inc.	185,109	18,775,606
Versum Materials, Inc.	161,874	5,694,727

		94,455,786

Software - 3.55%
Microsoft Corp.	1,360,784	127,260,520
Oracle Corp.	2,482,822	113,390,481

		240,651,001

Technology Hardware, Storage & Peripherals - 1.15%
Hewlett Packard Enterprise Co.	4,572,244	77,956,760

Total Information Technology		661,476,182

Materials - 3.81%
Chemicals - 2.70%
Air Products & Chemicals, Inc.	363,939	59,063,660
DowDuPont, Inc.	1,134,151	71,723,709
Eastman Chemical Co.	173,926	17,754,366
PPG Industries, Inc.	223,479	23,661,957
Sherwin-Williams Co.	28,833	10,600,741

		182,804,433

Containers & Packaging - 0.74%
Crown Holdings, Inc.A	597,883	29,798,489
International Paper Co.	394,986	20,365,478

		50,163,967

Metals & Mining - 0.37%
Reliance Steel & Aluminum Co.	285,675	25,116,546

Total Materials		258,084,946

Real Estate - 0.07%
Equity Real Estate Investment Trusts (REITs) - 0.07%
Public Storage, REIT	23,729	4,788,038

Telecommunication Services - 1.68%
Diversified Telecommunication Services - 1.04%
AT&T, Inc.	1,175,986	38,454,742
Verizon Communications, Inc.	645,041	31,832,774

		70,287,516

See accompanying notes

11

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.20% (continued)
Telecommunication Services - 1.68% (continued)
Wireless Telecommunication Services - 0.64%
Vodafone Group PLC, Sponsored ADR	1,485,950	$43,701,789

Total Telecommunication Services		113,989,305

Utilities - 1.36%
Electric Utilities - 1.36%
Duke Energy Corp.	269,075	21,569,052
Entergy Corp.	247,093	20,160,318
PPL Corp.	597,354	17,383,001
Southern Co.	600,483	27,694,276
Xcel Energy, Inc.	114,628	5,369,176

		92,175,823

Total Utilities		92,175,823

Total Common Stocks (Cost $5,016,929,222)		6,582,794,078

SHORT-TERM INVESTMENTS - 2.79% (Cost $188,687,948)
Investment Companies - 2.79%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%C D	188,687,948	188,687,948

SECURITIES LENDING COLLATERAL - 0.42% (Cost $28,813,730)
Investment Companies - 0.42%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%C D	28,813,730	28,813,730

TOTAL INVESTMENTS - 100.41% (Cost $5,234,430,900)		6,800,295,756
LIABILITIES, NET OF OTHER ASSETS - (0.41%)		(28,070,614)

TOTAL NET ASSETS - 100.00%		$6,772,225,142

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2018.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,304	June 2018	$173,786,843	$172,584,400	$(1,202,443)

			$173,786,843	$172,584,400	$(1,202,443)

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

See accompanying notes

12

American Beacon Large Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,582,794,078	$-	$-	$6,582,794,078
Short-Term Investments	188,687,948	-	-	188,687,948
Securities Lending Collateral	28,813,730	-	-	28,813,730

Total Investments in Securities - Assets	$6,800,295,756	$-	$-	$6,800,295,756

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,202,443)	$-	$-	$(1,202,443)

Total Financial Derivative Instruments - Liabilities	$(1,202,443)	$-	$-	$(1,202,443)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

See accompanying notes

13

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$6,582,794,078
Investments in affiliated securities, at fair value‡	217,501,678
Deposit with brokers for futures contracts	7,206,444
Dividends and interest receivable	6,960,783
Receivable for investments sold	1,371,912
Receivable for fund shares sold	8,575,205
Receivable for tax reclaims	554,847
Prepaid expenses	98,132

Total assets	6,825,063,079

Liabilities:
Payable for investments purchased	4,768,195
Payable for fund shares redeemed	12,050,909
Payable for variation margin from open futures contracts (Note 5)	1,199,628
Payable upon return of securities loaned (Note 9)§	28,813,730
Management and sub-advisory fees payable (Note 2)	4,967,429
Service fees payable (Note 2)	343,428
Transfer agent fees payable (Note 2)	136,276
Custody and fund accounting fees payable	287,800
Professional fees payable	50,595
Trustee fees payable (Note 2)	13,138
Payable for prospectus and shareholder reports	144,265
Other liabilities	62,544

Total liabilities	52,837,937

Net assets	$6,772,225,142

Analysis of net assets:
Paid-in-capital	$5,147,687,373
Undistributed net investment income	42,443,332
Accumulated net realized gain	17,432,024
Unrealized appreciation of investments in unaffiliated securitiesA	1,565,864,856
Unrealized (depreciation) of futures contracts	(1,202,443)

Net assets	$6,772,225,142

See accompanying notes

14

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	149,318,274

Y Class	12,717,249

Investor Class	62,168,591

Advisor Class	2,939,891

A Class	1,600,619

C Class	292,141

R6 Class	12,417,541

Net assets:
Institutional Class	$4,275,815,368

Y Class	$361,638,318

Investor Class	$1,652,573,807

Advisor Class	$77,089,742

A Class	$42,025,877

C Class	$7,607,431

R6 Class	$355,474,599

Net asset value, offering and redemption price per share:
Institutional Class	$28.64

Y Class	$28.44

Investor Class	$26.58

Advisor Class	$26.22

A Class	$26.26

A Class (offering price)	$27.85

C Class	$26.04

R6 Class	$28.63

† Cost of investments in unaffiliated securities	$5,016,929,222
‡ Cost of investments in affiliated securities	$217,501,678
§ Fair value of securities on loan	$27,838,132
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Large Cap Value FundSM

Statement of Operations

For the period ended April 30, 2018 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$83,150,708
Dividend income from affiliated securities (Note 8)	1,368,292
Interest income	31,705
Income derived from securities lending (Note 9)	391,477

Total investment income	84,942,182

Expenses:
Management and sub-advisory fees (Note 2)	18,651,410
Transfer agent fees:
Institutional Class (Note 2)	700,534
Y Class (Note 2)A	158,870
Investor Class	39,732
Advisor Class	2,136
A Class	1,220
R6 Class	922
Custody and fund accounting fees	395,156
Professional fees	141,301
Registration fees and expenses	87,883
Service fees (Note 2):
Investor Class	3,219,080
Advisor Class	103,712
A ClassA	10,583
C ClassA	(5,704)
Distribution fees (Note 2):
Advisor Class	103,712
A Class	50,406
C Class	40,068
Prospectus and shareholder report expenses	192,060
Trustee fees (Note 2)	227,772
Other expenses	207,435

Total expenses	24,328,288

Net fees waived and expenses recouped (Note 2)	1,950

Net expenses	24,330,238

Net investment income	60,611,944

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesB	172,567,447
Commission recapture (Note 1)	71,697
Foreign currency transactions	16,503
Futures contracts	11,956,693
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(68,998,659)
Futures contracts	(4,762,761)

Net gain from investments	110,850,920

Net increase in net assets resulting from operations	$171,462,864

† Foreign taxes	$706,718
A The Manager voluntarily reimbursed service fees and sub-transfer agent fees (Note 2).
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$60,611,944	$128,855,668
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	184,612,340	694,063,205
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and futures contracts	(73,761,420)	828,241,553

Net increase in net assets resulting from operations	171,462,864	1,651,160,426

Distributions to shareholders:
Net investment income:
Institutional Class	(80,030,031)	(112,815,102)
Y Class	(6,568,654)	(7,905,543)
Investor Class	(28,776,166)	(44,594,218)
Advisor Class	(1,139,533)	(2,058,628)
A Class	(631,959)	(879,050)
C Class	(69,546)	(99,793)
R6 Class	(3,120,202)	–
Net realized gain from investments:
Institutional Class	(379,390,208)	(40,827,429)
Y Class	(32,123,502)	(2,953,376)
Investor Class	(168,008,340)	(18,906,905)
Advisor Class	(7,525,347)	(953,678)
A Class	(3,608,941)	(366,411)
C Class	(738,649)	(77,352)
R6 Class	(14,514,695)	–

Net distributions to shareholders	(726,245,773)	(232,437,485)

Capital share transactions (Note 11):
Proceeds from sales of shares	800,626,892	1,070,944,813
Reinvestment of dividends and distributions	686,933,740	220,594,801
Cost of shares redeemed	(1,478,282,529)	(3,282,487,770)

Net increase (decrease) in net assets from capital share transactions	9,278,103	(1,990,948,156)

Net (decrease) in net assets	(545,504,806)	(572,225,215)

Net assets:
Beginning of period	7,317,729,948	7,889,955,163

End of period *	$6,772,225,142	$7,317,729,948

*Includes undistributed net investment income	$42,443,332	$102,167,479

See accompanying notes

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$12,481,374
Sub-Advisor Fees	0.18%	6,170,036

Total	0.53%	$18,651,410

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2018, the Manager received securities lending fees of $40,310 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund. During the period ended April 31, 2018 the Manager voluntarily reimbursed service fees to the A and C classes of the Fund in the amounts of $18,035 and $10,646, respectively.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$769,654

As of April 30, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Large Cap Value	$66,128

During the period ended April 30, 2018, the Manager voluntarily reimbursed sub-transfer agent fees to the Y Class of the Fund in the amount of $39,292.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Large Cap Value	$110,112	$63,155	$173,267

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2018, the Large Cap Value Fund participated as a lender by loaning an average amount of $2,431,930 for 48 days at an average interest rate of 1.97% with interest charges earned of $6,554. This amount is included in “Interest income” on the Statement of Operations.

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2017 - 4/30/2018	Reimbursed Expenses	(Recouped) Expenses
Large Cap Value	R6	0.58%	$–	$(1,950)	2021

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can recoup from the Fund for any contractual or voluntary fee reductions or expense reimbursements if recoupment by the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2018, Foreside collected $1,070 for the Fund from the sale of Class A Shares. During the period March 1, 2018 through April 30, 2018, RID collected $483 for the Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2018, Foreside collected CDSC fees of $32 for Class C Shares of the Fund. During the period March 1, 2018 through April 30, 2018, RID collected $114 for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, and American Beacon Sound Point Enhanced Income Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

American Depositary Receipts (“ADRs”) are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships; Master Limited Partnerships

The Fund may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2018, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2018
Large Cap Value	1,731

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(1,202,443)	$(1,202,443)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$11,956,693	$11,956,693

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(4,762,761)	$(4,762,761)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investment Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments.

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-adviser manages its allocated portion of the Fund independently from another sub-adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-adviser directs the trading for its

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, money market funds are subject to interest rate risk, credit risk, and market risk.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2018.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Offsetting of Financial and Derivative Assets as of April 30, 2018:
	Assets	Liabilities
Futures Contracts	$-	$1,202,443

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$1,202,443

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,202,443)

	Remaining Contractual Maturity of the Agreements As of April 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,813,730	$-	$-	$-	$28,813,730

Total Borrowings	$28,813,730	$-	$-	$-	$28,813,730

Gross amount of recognized liabilities for securities lending transactions					$28,813,730

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$5,357,228,796	$1,674,641,539	$(231,574,579)	$1,443,066,960

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2017, the Fund did not have any capital loss carryforwards.

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$700,550,932	$1,209,130,015

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2018 were as follows:

Fund	Type of Transaction	October 31, 2017 Shares/Fair Value	Purchases	Sales	April 30, 2018 Shares/Fair Value	Dividend Income
Large Cap Value	Direct	$288,452,185	$1,339,234,400	$1,438,998,637	$188,687,948	$1,368,292
Large Cap Value	Securities Lending	97,150,617	445,964,358	514,301,245	28,813,730	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$27,838,132	$28,813,730	$–	$28,813,730

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2018, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,450,919	$307,797,114	22,769,063	$656,233,956
Reinvestment of dividends	14,507,736	424,641,445	5,164,960	144,102,372
Shares redeemed	(29,452,877)	(878,172,685)	(73,234,805)	(2,103,146,975)

Net (decrease) in shares outstanding	(4,494,222)	$(145,734,126)	(45,300,782)	$(1,302,810,647)

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,039,452	$60,149,119	3,126,566	$89,594,420
Reinvestment of dividends	1,294,567	37,646,020	382,065	10,598,482
Shares redeemed	(3,097,293)	(88,480,743)	(4,661,125)	(131,631,686)

Net increase (decrease) in shares outstanding	236,726	$9,314,396	(1,152,494)	$(31,438,784)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,958,728	$82,282,514	9,354,201	$251,586,213
Reinvestment of dividends	7,135,711	194,091,350	2,362,886	61,718,592
Shares redeemed	(16,735,492)	(465,319,335)	(35,958,339)	(961,374,863)

Net (decrease) in shares outstanding	(6,641,053)	$(188,945,471)	(24,241,252)	$(648,070,058)

	Advisor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	222,891	$6,078,448	472,811	$12,521,928
Reinvestment of dividends	297,468	7,987,006	108,296	2,795,115
Shares redeemed	(670,704)	(18,460,295)	(2,242,361)	(58,812,119)

Net (decrease) in shares outstanding	(150,345)	$(4,394,841)	(1,661,254)	$(43,495,076)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	249,299	$6,652,461	740,832	$19,929,459
Reinvestment of dividends	156,141	4,195,476	47,258	1,221,618
Shares redeemed	(205,741)	(5,648,472)	(854,841)	(22,876,376)

Net increase (decrease) in shares outstanding	199,699	$5,199,465	(66,751)	$(1,725,299)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	21,331	$568,642	38,862	$1,023,344
Reinvestment of dividends	27,603	737,547	6,172	158,622
Shares redeemed	(52,241)	(1,416,450)	(129,249)	(3,392,547)

Net (decrease) in shares outstanding	(3,307)	$(110,261)	(84,215)	$(2,210,581)

	R6 Class
	Six Months Ended April 30, 2018		February 28, 2017A to October 31, 2017
	(unaudited)
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	11,190,225	$337,098,594	1,364,784	$40,055,493
Reinvestment of dividends	602,696	17,634,896	–	–
Shares redeemed	(698,168)	(20,784,549)	(41,996)	(1,253,204)

Net increase in shares outstanding	11,094,753	$333,948,941	1,322,788	$38,802,289

A Commencement of operations.

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$30.98		$25.80	$28.38	$31.21	$27.59	$21.58

Income (loss) from investment operations:
Net investment income	0.30		0.59	0.61	0.55	0.73	0.50
Net gains (losses) on investments (both realized and unrealized)	0.49		5.41	(0.29)	(0.70)	3.33	6.00

Total income (loss) from investment operations	0.79		6.00	0.32	(0.15)	4.06	6.50

Less distributions:
Dividends from net investment income	(0.55)		(0.60)	(0.52)	(0.67)	(0.44)	(0.49)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	-	–

Total distributions	(3.13)		(0.82)	(2.90)	(2.68)	(0.44)	(0.49)

Net asset value, end of period	$28.64		$30.98	$25.80	$28.38	$31.21	$27.59

Total returnB	2.33	%C	23.60%	1.69%	(0.76)%	14.89%	30.70%

Ratios and supplemental data:
Net assets, end of period	$4,275,815,368		$4,765,771,483	$5,137,688,375	$6,198,883,300	$5,816,013,064	$5,428,755,279
Ratios to average net assets:
Expenses, before reimbursements	0.59	%D	0.60%	0.60%	0.58%	0.58%	0.58%
Expenses, net of reimbursements	0.59	%D	0.60%	0.60%	0.58%	0.58%	0.58%
Net investment income, before expense reimbursements	1.80	%D	1.78%	2.16%	1.88%	2.35%	1.99%
Net investment income, net of reimbursements	1.80	%D	1.78%	2.16%	1.88%	2.35%	1.99%
Portfolio turnover rate	10	%C	25%	25%	32%	29%	34%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$30.78		$25.64	$28.21	$31.04	$27.46	$21.47

Income (loss) from investment operations:
Net investment income	0.28		0.48	0.59	0.56	0.64	0.40
Net gains (losses) on investments (both realized and unrealized)	0.49		5.46	(0.29)	(0.72)	3.37	6.05

Total income (loss) from investment operations	0.77		5.94	0.30	(0.16)	4.01	6.45

Less distributions:
Dividends from net investment income	(0.53)		(0.58)	(0.49)	(0.66)	(0.43)	(0.46)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	–	–

Total distributions	(3.11)		(0.80)	(2.87)	(2.67)	(0.43)	(0.46)

Net asset value, end of period	$28.44		$30.78	$25.64	$28.21	$31.04	$27.46

Total returnA	2.29	%B	23.51%	1.61%	(0.80)%	14.78%	30.59%

Ratios and supplemental data:
Net assets, end of period	$361,638,318		$384,155,569	$349,542,346	$419,096,844	$434,880,702	$327,938,666
Ratios to average net assets:
Expenses, before reimbursements	0.64	%C	0.67%	0.67%	0.67%	0.67%	0.66%
Expenses, net of reimbursements	0.64	%C	0.67%	0.67%	0.67%	0.67%	0.66%
Net investment income, before expense reimbursements	1.75	%C	1.69%	2.08%	1.80%	2.24%	1.78%
Net investment income, net of reimbursements	1.75	%C	1.69%	2.08%	1.80%	2.24%	1.78%
Portfolio turnover rate	10	%B	25%	25%	32%	29%	34%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$28.92		$24.13	$26.70	$29.51	$26.11	$20.43

Income (loss) from investment operations:
Net investment income	0.21		0.40	0.46	0.45	0.57	0.39
Net gains (losses) on investments (both realized and unrealized)	0.47		5.12	(0.25)	(0.68)	3.18	5.69

Total income (loss) from investment operations	0.68		5.52	0.21	(0.23)	3.75	6.08

Less distributions:
Dividends from net investment income	(0.44)		(0.51)	(0.40)	(0.57)	(0.35)	(0.40)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	–	–

Total distributions	(3.02)		(0.73)	(2.78)	(2.58)	(0.35)	(0.40)

Net asset value, end of period	$26.58		$28.92	$24.13	$26.70	$29.51	$26.11

Total returnA	2.14	%B	23.20%	1.33%	(1.07)%	14.50%	30.26%

Ratios and supplemental data:
Net assets, end of period	$1,652,573,807		$1,990,199,621	$2,245,534,741	$3,167,585,961	$4,158,361,296	$3,899,010,929
Ratios to average net assets:
Expenses, before reimbursements	0.92	%C	0.92%	0.93%	0.93%	0.93%	0.93%
Expenses, net of reimbursements	0.92	%C	0.92%	0.93%	0.93%	0.93%	0.93%
Net investment income, before expense reimbursements	1.49	%C	1.46%	1.84%	1.54%	2.01%	1.67%
Net investment income, net of reimbursements	1.49	%C	1.46%	1.84%	1.54%	2.01%	1.67%
Portfolio turnover rate	10	%B	25%	25%	32%	29%	34%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$28.54		$23.82	$26.40	$29.24	$25.89	$20.25

Income (loss) from investment operations:
Net investment income	0.18		0.21	0.40	0.40	0.47	0.35
Net gains (losses) on investments (both realized and unrealized)	0.47		5.20	(0.22)	(0.66)	3.20	5.65

Total income (loss) from investment operations	0.65		5.41	0.18	(0.26)	3.67	6.00

Less distributions:
Dividends from net investment income	(0.39)		(0.47)	(0.38)	(0.57)	(0.32)	(0.36)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	–	–

Total distributions	(2.97)		(0.69)	(2.76)	(2.58)	(0.32)	(0.36)

Net asset value, end of period	$26.22		$28.54	$23.82	$26.40	$29.24	$25.89

Total returnB	2.05	%C	23.00%	1.21%	(1.19)%	14.31%	30.05%

Ratios and supplemental data:
Net assets, end of period	$77,089,742		$88,196,090	$113,168,437	$140,975,319	$149,422,940	$128,528,036
Ratios to average net assets:
Expenses, before reimbursements	1.07	%D	1.07%	1.08%	1.07%	1.07%	1.07%
Expenses, net of reimbursements	1.07	%D	1.07%	1.08%	1.07%	1.07%	1.07%
Net investment income, before expense reimbursements	1.33	%D	1.31%	1.69%	1.40%	1.83%	1.52%
Net investment income, net of reimbursements	1.33	%D	1.31%	1.69%	1.40%	1.83%	1.52%
Portfolio turnover rate	10	%C	25%	25%	32%	29%	34%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$28.61		$23.90	$26.51	$29.38	$26.03	$20.41

Income (loss) from investment operations:
Net investment income	0.27		0.28	0.42	0.47	0.54	0.38
Net gains (losses) on investments (both realized and unrealized)	0.41		5.17	(0.21)	(0.71)	3.16	5.65

Total income (loss) from investment operations	0.68		5.45	0.21	(0.24)	3.70	6.03

Less distributions:
Dividends from net investment income	(0.45)		(0.52)	(0.44)	(0.62)	(0.35)	(0.41)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	–	–

Total distributions	(3.03)		(0.74)	(2.82)	(2.63)	(0.35)	(0.41)

Net asset value, end of period	$26.26		$28.61	$23.90	$26.51	$29.38	$26.03

Total returnA	2.16	%B	23.13%	1.33%	(1.14)%	14.37%	30.03%

Ratios and supplemental data:
Net assets, end of period	$42,025,877		$40,073,435	$35,071,001	$39,401,153	$22,781,918	$11,904,903
Ratios to average net assets:
Expenses, before reimbursements	0.86	%C	0.98%	0.98%	0.97%	1.04%	1.08%
Expenses, net of reimbursements	0.86	%C	0.98%	0.98%	0.97%	1.04%	1.08%
Net investment income, before expense reimbursements	1.51	%C	1.38%	1.78%	1.48%	1.83%	1.44%
Net investment income, net of reimbursements	1.51	%C	1.38%	1.78%	1.48%	1.83%	1.44%
Portfolio turnover rate	10	%B	25%	25%	32%	29%	34%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31,

			2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$28.27		$23.57	$26.17	$29.03	$25.81	$20.29

Income (loss) from investment operations:
Net investment income	0.13		0.09	0.20	0.27	0.35	0.23
Net gains (losses) on investments (both realized and unrealized)	0.46		5.11	(0.19)	(0.70)	3.11	5.58

Total income (loss) from investment operations	0.59		5.20	0.01	(0.43)	3.46	5.81

Less distributions:
Dividends from net investment income	(0.24)		(0.28)	(0.23)	(0.42)	(0.24)	(0.29)
Distributions from net realized gains	(2.58)		(0.22)	(2.38)	(2.01)	-	-

Total distributions	(2.82)		(0.50)	(2.61)	(2.43)	(0.24)	(0.29)

Net asset value, end of period	$26.04		$28.27	$23.57	$26.17	$29.03	$25.81

Total returnA	1.86	%B	22.27%	0.51%	(1.83)%	13.48%	29.00%

Ratios and supplemental data:
Net assets, end of period	$7,607,431		$8,351,349	$8,950,263	$12,389,141	$9,964,292	$5,199,605
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.43	%C	1.72%	1.74%	1.73%	1.79%	1.84%
Expenses, net of reimbursements or recoupments	1.43	%C	1.72%	1.74%	1.73%	1.81%	1.92%
Net investment income, before expense reimbursements or recoupments	0.95	%C	0.66%	1.02%	0.73%	1.09%	0.68%
Net investment income, net of reimbursements or recoupments	0.95	%C	0.66%	1.02%	0.73%	1.07%	0.60%
Portfolio turnover rate	10	%B	25%	25%	32%	29%	34%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2018		February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$30.98		$28.64

Income from investment operations:
Net investment income	0.36		0.12
Net gains on investments (both realized and unrealized)	0.43		2.22

Total income from investment operations	0.79		2.34

Less distributions:
Dividends from net investment income	(0.56)		-
Distributions from net realized gains	(2.58)		-

Total distributions	(3.14)		-

Net asset value, end of period	$28.63		$30.98

Total returnB	2.33	%C	8.17	%C

Ratios and supplemental data:
Net assets, end of period	$355,474,599		$40,982,401
Ratios to average net assets:
Expenses, before reimbursements	0.57	%D	0.60	%D
Expenses, net of reimbursements	0.57	%D	0.58	%D
Net investment income, before expense reimbursements	1.65	%D	1.38	%D
Net investment income, net of reimbursements	1.64	%D	1.40	%D
Portfolio turnover rate	10	%C	25	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

41

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, TX

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/18

American Beacon® FUNDS

2018 SEMI-ANNUAL REPORT

April 30, 2018

GARCIA HAMILTON QUALITY BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

GARCIA HAMILTON QUALITY BOND FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

This may contain information obtained from third parties, including ratings from credit rating agencies such as Standard & Poor’s. Reproduction and distribution of third-party content in any form is prohibited except with the prior written permission of the related third party. Third-party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD-PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD-PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS.

Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶  We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶	We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

The markets and U.S. economy were robust during calendar year 2017. However, during periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund (“the Fund”) returned 0.16% for the six months ended April 30, 2018, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”) return of -1.87% for the same period.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	Since Inception (04/04/2016)
Institutional Class (1,3)	GHQIX	0.25%	1.42%	0.73%
Y Class (1,3)	GHQYX	0.30%	1.43%	0.63%
Investor Class (1,3)	GHQPX	0.16%	1.14%	0.40%

Bloomberg Barclays U.S. Aggregate Bond Index (2)		(1.87)%	(0.32)%	0.41%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.	The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

3.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 0.70%, 0.77% and 0.94%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was primarily due to its duration management. For the period, the Fund maintained a shorter duration than the benchmark, which was beneficial as interest rates rose. The subadvisor believed the market was underestimating the pace of future rate hikes, the impact of the Fed’s reduction of its balance sheet, and the potential bias for rates to move higher as geopolitical tensions with North Korea eased.

In addition to active duration management, the Fund maintained a barbell yield-curve position in anticipation of a flatter treasury curve. The Fund was overweight the shortest and longest durations along the curve and was underweight in the middle. Floating-rate corporate bonds and agency issues were used to generate yield and protect from rising rates at the short end, and 30-year treasury bonds were used to manage overall duration at the long end of the curve.

From a sector-allocation perspective, the Fund was underweight the credit sector on a duration-adjusted basis. This positioning benefited the Fund as fixed-rate spreads widened during the period. The subadvisor believed there was little value in fixed-rate spread risk, especially as the coupons on floating-rate securities adjusted higher with short-term interest rates.

Overall, the Fund continues to emphasize high-quality, active fixed-income investing that seeks to perform well in volatile markets and serves an important role in asset allocation.

2

American Beacon Garcia Hamilton Quality Bond FundSM

Performance Overview

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Federal Home Loan Mortgage Corp., 2.156%, Due 7/5/2019		7.9
U.S. Treasury Notes/Bonds, 1.625%, Due 2/15/2026		7.8
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2045		7.6
Federal Home Loan Bank, 2.152%, Due 10/26/2018		5.8
Federal Home Loan Bank, 1.911%, Due 6/12/2019		5.7
U.S. Treasury Notes/Bonds, 2.500%, Due 5/15/2046		4.2
Apple, Inc., 2.089%, Due 5/6/2019		3.7
American Express Credit Corp., 2.728%, Due 3/18/2019		3.4
Morgan Stanley, 3.759%, Due 10/24/2023		3.4
Merck & Co., Inc., 2.186%, Due 2/10/2020		3.3

Total Fund Holdings	30

Sector Allocation (% Investments)
U.S. Treasury Obligations		27.0
Financial		20.2
U.S. Government Agency Obligations		19.0
U.S. Agency Mortgage-Backed Obligations		13.8
Technology		9.0
Consumer, Non-Cyclical		4.8
Communications		3.2
Energy		3.0

3

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Garcia Hamilton Quality Bond FundSM

Expense Examples

April 30, 2018 (Unaudited)

American Beacon Garcia Hamilton Quality Bond Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$1,002.50	$2.23
Hypothetical**	$1,000.00	$1,022.60	$2.26
Y Class
Actual	$1,000.00	$1,003.00	$2.73
Hypothetical**	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,001.60	$4.12
Hypothetical**	$1,000.00	$1,020.70	$4.16

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.45%, 0.55%, and 0.83% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 37.46%
Communications - 2.94%
Walt Disney Co., 2.415%, Due 3/4/2022, (3-mo. USD LIBOR + 0.390%)A	$4,336,000	$4,360,754

Consumer, Non-Cyclical - 4.51%
Merck & Co., Inc., 2.186%, Due 2/10/2020, (3-mo. USD LIBOR + 0.375%)A	4,860,000	4,887,314
PepsiCo, Inc., 2.728%, Due 5/2/2022, (3-mo. USD LIBOR + 0.365%)A	1,800,000	1,811,626

		6,698,940

Energy - 2.83%
Chevron Corp., 2.369%, Due 11/15/2021, (3-mo. USD LIBOR + 0.530%)A	4,140,000	4,201,835

Financial - 18.83%
American Express Credit Corp., 2.728%, Due 3/18/2019, (3-mo. USD LIBOR + 0.550%)A	5,099,000	5,118,040
Goldman Sachs Group, Inc., 3.584%, Due 11/29/2023, (3-mo. USD LIBOR + 1.600%)A	4,080,000	4,253,033
JPMorgan Chase & Co., 3.589%, Due 10/24/2023, (3-mo. USD LIBOR + 1.230%)A	4,700,000	4,809,069
Morgan Stanley, 3.759%, Due 10/24/2023, (3-mo. USD LIBOR + 1.400%)A	4,935,000	5,073,373
US Bank NA, 2.839%, Due 10/28/2019, (3-mo. USD LIBOR + 0.480%)A	4,240,000	4,259,601
Wells Fargo & Co.,
3.387%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)A	2,815,000	2,867,389
3.469%, Due 1/24/2023, (3-mo. USD LIBOR + 1.110%)A	1,542,000	1,563,619

		27,944,124

Technology - 8.35%
Apple, Inc., 2.089%, Due 5/6/2019, (3-mo. USD LIBOR + 0.300%)A	5,504,000	5,522,397
Intel Corp., 2.161%, Due 5/11/2022, (3-mo. USD LIBOR + 0.350%)A	2,560,000	2,580,364
Oracle Corp., 2.928%, Due 1/15/2019, (3-mo. USD LIBOR + 0.580%)A	4,280,000	4,293,152

		12,395,913

Total Corporate Obligations (Cost $55,232,863)		55,601,566

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.67%
Federal Farm Credit Banks,
1.987%, Due 5/25/2018, (1-mo. USD LIBOR + 0.090%)A	1,525,000	1,525,261
2.016%, Due 11/13/2018, (1-mo. USD LIBOR + 0.120%)A	4,220,000	4,225,168
2.068%, Due 1/22/2019, (1-mo. USD LIBOR + 0.170%)A	3,405,000	3,411,486
Federal Home Loan Bank,
1.911%, Due 6/12/2019, (3-mo. USD LIBOR - 0.160%)A	8,490,000	8,499,466
2.152%, Due 10/26/2018, (3-mo. USD LIBOR - 0.210%)A	8,560,000	8,563,826

Total U.S. Government Agency Obligations (Cost $26,214,815)		26,225,207

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 12.82%
Federal Home Loan Mortgage Corp.,
2.156%, Due 7/5/2019, (3-mo. USD LIBOR - 0.165%)A	11,635,000	11,652,240
4.500%, Due 12/1/2034	3,110,649	3,254,874
Federal National Mortgage Association,
5.500%, Due 1/1/2024	2,176,769	2,272,196
5.000%, Due 7/1/2026	1,816,967	1,852,640

Total U.S. Agency Mortgage-Backed Obligations (Cost $19,212,725)		19,031,950

U.S. TREASURY OBLIGATIONS - 25.18%
U.S. Treasury Notes/Bonds,
2.000%, Due 10/31/2022	3,975,000	3,846,279
1.625%, Due 2/15/2026	12,740,000	11,592,405
2.375%, Due 5/15/2027	2,830,000	2,704,861
6.250%, Due 5/15/2030	1,245,000	1,659,254
2.875%, Due 8/15/2045	11,770,000	11,295,062
2.500%, Due 5/15/2046	7,065,000	6,274,879

Total U.S. Treasury Obligations (Cost $37,203,947)		37,372,740

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 6.56%
Investment Companies - 0.33%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%B C	498,687	$498,687

	Principal Amount
U.S. Government Agency Obligations - 6.23%
Federal Home Loan Bank Discount Note, 1.654%, Due 5/4/2018	$9,245,000	9,243,687

Total Short-Term Investments (Cost $9,742,431)		9,742,374

TOTAL INVESTMENTS - 99.69% (Cost $147,606,781)		147,973,837
OTHER ASSETS, NET OF LIABILITIES - 0.31%		455,681

TOTAL NET ASSETS - 100.00%		$148,429,518

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2018.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

LIBOR - London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$55,601,566	$-	$55,601,566
U.S. Government Agency Obligations	-	26,225,207	-	26,225,207
U.S. Agency Mortgage-Backed Obligations	-	19,031,950	-	19,031,950
U.S. Treasury Obligations	-	37,372,740	-	37,372,740
Short-Term Investments
Investment Companies	498,687	-	-	498,687
U.S. Government Agency Obligations	-	9,243,687	-	9,243,687

Total Investments in Securities - Assets	$498,687	$147,475,150	$-	$147,973,837

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

See accompanying notes

7

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$147,475,150
Investments in affiliated securities, at fair value‡	498,687
Cash	24,082
Interest receivable	516,095
Receivable for fund shares sold	5,281
Receivable for expense reimbursement (Note 2)	29,017
Prepaid expenses	41,582

Total assets	148,589,894

Liabilities:
Payable for fund shares redeemed	33,748
Dividends payable	3,614
Management and sub-advisory fees payable (Note 2)	66,731
Service fees payable (Note 2)	2,193
Transfer agent fees payable (Note 2)	5,673
Custody and fund accounting fees payable	7,345
Professional fees payable	40,781
Trustee fees payable (Note 2)	291

Total liabilities	160,376

Net assets	$148,429,518

Analysis of net assets:
Paid-in-capital	$151,467,124
(Overdistribution) of net investment income	(87,308)
Accumulated net realized (loss)	(3,317,354)
Unrealized appreciation of investments in unaffiliated securitiesA	367,056

Net assets	$148,429,518

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	13,678,236

Y Class	314,960

Investor Class	1,069,406

Net assets:
Institutional Class	$134,786,871

Y Class	$3,102,235

Investor Class	$10,540,412

Net asset value, offering and redemption price per share:
Institutional Class	$9.85

Y Class	$9.85

Investor Class	$9.86

† Cost of investments in unaffiliated securities	$147,108,094
‡ Cost of investments in affiliated securities	$498,687
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the period ended April 30, 2018 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 8)	$21,850
Interest income	1,468,485

Total investment income	1,490,335

Expenses:
Management and sub-advisory fees (Note 2)	398,395
Transfer agent fees:
Institutional Class (Note 2)	28,045
Y Class (Note 2)	1,370
Investor Class	790
Custody and fund accounting fees	10,156
Professional fees	23,226
Registration fees and expenses	23,320
Service fees (Note 2):
Investor Class	12,607
Prospectus and shareholder report expenses	6,630
Trustee fees (Note 2)	4,344
Other expenses	6,005

Total expenses	514,888

Net fees waived and expenses (reimbursed) (Note 2)	(168,232)

Net expenses	346,656

Net investment income	1,143,679

Realized and unrealized gain (loss) from investments:
Net realized loss from:
Investments in unaffiliated securitiesA	(859,611)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	186,158

Net (loss) from investments	(673,453)

Net increase in net assets resulting from operations	$470,226

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$1,143,679	$1,879,017
Net realized (loss) from investments in unaffiliated securities	(859,611)	(2,226,277)
Change in net unrealized appreciation of investments in unaffiliated securities	186,158	1,566,653

Net increase in net assets resulting from operations	470,226	1,219,393

Distributions to shareholders:
Net investment income:
Institutional Class	(1,137,713)	(1,962,423)
Y Class	(24,947)	(43,416)
Investor Class	(68,329)	(104,914)
Net realized gain from investments:
Institutional Class	–	(90,251)
Y Class	–	(2,127)
Investor Class	–	(6,000)

Net distributions to shareholders	(1,230,989)	(2,209,131)

Capital share transactions (Note 9):
Proceeds from sales of shares	15,690,635	30,683,516
Reinvestment of dividends and distributions	1,227,127	2,206,616
Cost of shares redeemed	(13,160,399)	(22,360,012)

Net increase in net assets from capital share transactions	3,757,363	10,530,120

Net increase in net assets	2,996,600	9,540,382

Net assets:
Beginning of period	145,432,918	135,892,536

End of period *	$148,429,518	$145,432,918

*Includes undistributed (overdistribution of) net investment income	$(87,308)	$2

See accompanying notes

10

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$253,524
Sub-Advisor Fees	0.20%	144,871

Total	0.55%	$398,395

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$27,137

As of April 30, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$4,556

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund.

During the period ended April 30, 2018, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Garcia Hamilton Quality Bond	$1,604

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2018, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended April 30, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	11/1/2017 - 4/30/2018	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	Institutional	0.45%	$160,866	$–	2021
Garcia Hamilton Quality Bond	Y	0.55%	2,930	–	2021
Garcia Hamilton Quality Bond	Investor	0.83%	4,436	–	2021

Of these amounts, $29,017 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2018. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$–	$248,391	$-	2019
Garcia Hamilton Quality Bond	–	334,782	–	2020

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Trustee Fees and Expenses

As compensation for their service to the Trust, the American Beacon Select Funds, the American Beacon Institutional Funds Trust, and American Beacon Sound Point Enhanced Income Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Interest Rate Risk

The Fund is subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

The Fund is susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, the Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Fund’s investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on interest only (“IO”) and principal only (“PO”) are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Fund invest in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

When the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors.

To the extent the Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the two year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$147,906,106	$323,356	$(255,625)	$67,731

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2017, the Fund had $1,844,567 of short-term and $313,851 long-term post RIC MOD capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$5,775,410	$46,078,261	$4,290,742	$58,926,166

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2018 were as follows:

Fund	Type of Transaction	October 31, 2017 Shares/Fair Value	Purchases	Sales	April 30, 2018 Shares/Fair Value	Dividend Income
Garcia Hamilton Quality Bond	Direct	$1,557,790	$46,141,036	$47,200,139	$498,687	$21,850

8.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

22

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2018, the Fund did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,438,545	$14,197,592	2,836,854	$27,939,755
Reinvestment of dividends	114,749	1,134,251	207,980	2,050,230
Shares redeemed	(1,257,682)	(12,429,258)	(2,086,333)	(20,542,888)

Net increase in shares outstanding	295,612	$2,902,585	958,501	$9,447,097

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	11,566	$114,475	28,621	$283,135
Reinvestment of dividends	2,485	24,548	4,616	45,481
Shares redeemed	(15,538)	(154,150)	(44,015)	(430,968)

Net (decrease) in shares outstanding	(1,487)	$(15,127)	(10,778)	$(102,352)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	139,571	$1,378,568	249,891	$2,460,626
Reinvestment of dividends	6,911	68,328	11,248	110,905
Shares redeemed	(58,435)	(576,991)	(140,498)	(1,386,156)

Net increase in shares outstanding	88,047	$869,905	120,641	$1,185,375

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	April 4, 2016A to October 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.91		$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.14	0.05
Net (losses) on investments (both realized and unrealized)	(0.06)		(0.05)	(0.02)

Total income (loss) from investment operations	0.02		0.09	0.03

Less distributions:
Dividends from net investment income	(0.08)		(0.15)	(0.05)
Distributions from net realized gains	–		(0.01)	–

Total distributions	(0.08)		(0.16)	(0.05)

Net asset value, end of period	$9.85		$9.91	$9.98

Total returnB	0.25	%C	0.91%	0.34	%C

Ratios and supplemental data:
Net assets, end of period	$134,786,871		$132,575,412	$124,032,604
Ratios to average net assets:
Expenses, before reimbursements	0.69	%D	0.70%	1.06	%D
Expenses, net of reimbursements	0.45	%D	0.45%	0.45	%D
Net investment income, before expense reimbursements	1.36	%D	1.12%	0.29	%D
Net investment income, net of reimbursements	1.61	%D	1.37%	0.91	%D
Portfolio turnover rate	48	%C	52%	40	%E

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	April 4, 2016A to October 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.90		$9.98	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.13	0.05
Net (losses) on investments (both realized and unrealized)	(0.04)		(0.06)	(0.02)

Total income (loss) from investment operations	0.03		0.07	0.03

Less distributions:
Dividends from net investment income	(0.08)		(0.14)	(0.05)
Distributions from net realized gains	–		(0.01)	–

Total distributions	(0.08)		(0.15)	(0.05)

Net asset value, end of period	$9.85		$9.90	$9.98

Total returnB	0.30	%C	0.71%	0.29	%C

Ratios and supplemental data:
Net assets, end of period	$3,102,235		$3,133,476	$3,265,315
Ratios to average net assets:
Expenses, before reimbursements	0.74	%D	0.77%	1.29	%D
Expenses, net of reimbursements	0.55	%D	0.55%	0.55	%D
Net investment income, before expense reimbursements	1.32	%D	1.05%	0.11	%D
Net investment income, net of reimbursements	1.51	%D	1.27%	0.85	%D
Portfolio turnover rate	48	%C	52%	40	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

24

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017	April 4, 2016A to October 31, 2016

	(unaudited)
Net asset value, beginning of period	$9.91		$9.99	$10.00

Income (loss) from investment operations:
Net investment income	0.06		0.10	0.03
Net (losses) on investments (both realized and unrealized)	(0.04)		(0.06)	(0.01)

Total income (loss) from investment operations	0.02		0.04	0.02

Less distributions:
Dividends from net investment income	(0.07)		(0.11)	(0.03)
Distributions from net realized gains	–		(0.01)	–

Total distributions	(0.07)		(0.12)	(0.03)

Net asset value, end of period	$9.86		$9.91	$9.99

Total returnB	0.16	%C	0.43%	0.24	%C

Ratios and supplemental data:
Net assets, end of period	$10,540,412		$9,724,030	$8,594,617
Ratios to average net assets:
Expenses, before reimbursements	0.92	%D	0.94%	1.19	%D
Expenses, net of reimbursements	0.83	%D	0.83%	0.83	%D
Net investment income, before expense reimbursements	1.15	%D	0.89%	0.21	%D
Net investment income, net of reimbursements	1.23	%D	0.99%	0.57	%D
Portfolio turnover rate	48	%C	52%	40	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from April 4, 2016 through October 31, 2016 and is not annualized.

See accompanying notes

25

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 04/18

American Beacon® FUNDS

2018 SEMI-ANNUAL REPORT

April 30, 2018

INTERNATIONAL EQUITY FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

INTERNATIONAL EQUITY FUND RISKS

Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶  We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶	We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

The markets and U.S. economy were robust during calendar year 2017. However, during periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon International Equity FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon International Equity Fund (the “Fund”) returned 2.84% for the six months ended April 30, 2018. The Fund underperformed the MSCI EAFE Index (the “Index”) return of 3.41%.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,8)	AAIEX	3.02%	13.57%	3.75%	5.91%	2.74%
Y Class (1,2,8)	ABEYX	2.99%	13.48%	3.67%	5.82%	2.67%
Investor Class (1,8)	AAIPX	2.84%	13.19%	3.39%	5.54%	2.39%
Advisor Class (1,3,8)	AAISX	2.75%	13.07%	3.29%	5.42%	2.20%
R6 Class (1,6,8)	AAERX	3.05%	13.66%	3.78%	5.92%	2.75%
A without Sales Charge (1,4,8)	AIEAX	2.82%	13.13%	3.36%	5.47%	2.31%
A with Sales Charge (1,4,8)	AIEAX	(3.10)%	6.64%	1.34%	4.23%	1.71%
C without Sales Charge (1,5,8)	AILCX	2.46%	12.26%	2.57%	4.68%	1.71%
C with Sales Charge (1,5,8)	AILCX	1.46%	11.26%	2.57%	4.68%	1.71%

MSCI EAFE Index (7)		3.41%	14.51%	4.94%	5.90%	2.43%

*	Not annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to the Institutional Class of the Fund was waived from 2013 through 2015. Performance prior to waiving fees was lower than actual returns shown from 2013 through 2015.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/08 up to 8/3/09, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/08.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2007 and 2009. Performance prior to waiving fees was lower than the actual returns shown for these periods.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/08. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/08. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013, and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/08 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/08. A portion of the fees charged to the R6 Class of the Fund has been waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

7.	The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

8.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.73%, 0.80%, 1.07%, 1.20%, 1.12%, 1.88% and 0.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

2

American Beacon International Equity FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Fund underperformed the Index over the six-month period due to stock selection, while country allocation helped relative performance.

Stock selections within France and Hong Kong negatively contributed to the Fund’s relative performance over the six-month period, despite value gained through selections in Italy. The Fund was hurt by investments in Compagnie De Saint Gobain – down 12.8% and Michelin (CGDE) – down 2.9% within France, and from its investment in China Merchants Port Holdings – down 28.5% and China Mobile Ltd. – down 5.3% within Hong Kong. Better performing investments in Italy included Tenaris SA – up 38.0% and Unicredit SPA – up 14.3%.

Country allocation buoyed the Fund’s relative underperformance, particularly by overweighting the United Kingdom – up 5.4% and underweighting Australia – up 1.1%. Underweighting Japan – up 5.4% detracted value to the Fund’s relative performance during the period.

Although economic and market conditions vary from period to period, the Fund’s primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

Top Ten Holdings (% Net Assets)
Novartis AG		2.2
Prudential PLC		2.0
British American Tobacco PLC		2.0
BP PLC		1.9
Royal Dutch Shell PLC, Class B		1.7
Volkswagen AG		1.7
Samsung Electronics Co., Ltd.		1.6
SAP SE		1.4
Barclays PLC		1.4
Shire PLC		1.4

Total Fund Holdings	164

Sector Allocation (% Equities)
Financials		19.3
Industrials		15.7
Health Care		11.7
Consumer Discretionary		10.2
Energy		10.1
Materials		9.0
Telecommunication Services		7.0
Consumer Staples		6.8
Information Technology		5.5
Utilities		2.8
Real Estate		1.9

3

American Beacon International Equity FundSM

Performance Overview

April 30, 2018 (Unaudited)

Country Allocation (% Equities)
United Kingdom	21.2
Japan	15.8
Germany	10.2
France	9.4
Switzerland	7.4
Netherlands	6.9
Canada	5.1
Republic of Korea	3.6
United States	2.9
Denmark	2.0
Norway	1.7
Italy	1.6
Ireland	1.5
Sweden	1.5
Australia	1.5
Luxembourg	1.3
China	1.2
Singapore	1.1
Hong Kong	1.0
Belgium	0.9
Spain	0.8
Israel	0.5
Finland	0.5
Portugal	0.4

4

American Beacon International Equity FundSM

Expense Examples

April 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon International Equity FundSM

Expense Examples

April 30, 2018 (Unaudited)

American Beacon International Equity Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$1,030.20	$3.57
Hypothetical**	$1,000.00	$1,021.30	$3.56
Y Class
Actual	$1,000.00	$1,029.90	$3.93
Hypothetical**	$1,000.00	$1,020.90	$3.91
Investor Class
Actual	$1,000.00	$1,028.40	$5.23
Hypothetical**	$1,000.00	$1,019.60	$5.21
Advisor Class
Actual	$1,000.00	$1,027.50	$5.98
Hypothetical**	$1,000.00	$1,018.90	$5.96
A Class
Actual	$1,000.00	$1,028.20	$5.38
Hypothetical**	$1,000.00	$1,019.50	$5.36
C Class
Actual	$1,000.00	$1,024.60	$8.99
Hypothetical**	$1,000.00	$1,015.90	$8.95
R6 Class
Actual	$1,000.00	$1,030.50	$3.32
Hypothetical**	$1,000.00	$1,021.50	$3.31

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.71%, 0.78%, 1.04%, 1.19%, 1.07%, 1.79%, and 0.66% for the Institutional, Y, Investor, Advisor, A, C and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

6

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

Australia - 1.42%
Common Stocks - 1.42%
BHP Billiton PLCA	1,839,801	$38,999,274
Caltex Australia Ltd.A	290,708	6,766,367

Total Common Stocks		45,765,641

Total Australia (Cost $35,685,034)		45,765,641

Belgium - 0.90%
Common Stocks - 0.90%
Anheuser-Busch InBev S.A.A B	164,722	16,309,025
UCB S.A.A B	166,830	12,572,029

Total Common Stocks		28,881,054

Total Belgium (Cost $30,783,004)		28,881,054

Canada - 4.89%
Common Stocks - 4.89%
Canadian Imperial Bank of Commerce	27,435	2,389,545
Canadian National Railway Co.	176,300	13,617,096
Canadian Pacific Railway Ltd.	118,945	21,703,676
Encana Corp.	1,750,647	21,802,131
Gildan Activewear, Inc.	453,405	13,207,171
Goldcorp, Inc.	603,600	8,010,704
Husky Energy, Inc.	990,800	13,859,393
Manulife Financial Corp.	1,290,783	24,358,949
National Bank of Canada	403,502	19,163,949
Suncor Energy, Inc.	211,395	8,084,033
Wheaton Precious Metals Corp.	539,500	11,198,002

Total Common Stocks		157,394,649

Total Canada (Cost $138,154,534)		157,394,649

China - 1.15%
Common Stocks - 1.15%
China Merchants Port Holdings Co., Ltd.A	2,543,068	5,682,223
China Mobile Ltd.A	3,303,776	31,418,688

Total Common Stocks		37,100,911

Total China (Cost $40,936,332)		37,100,911

Denmark - 1.92%
Common Stocks - 1.92%
AP Moller - Maersk A/S, Class BA	8,274	13,248,912
Carlsberg A/S, Class BA	153,388	17,149,517
Novozymes A/S, Class BA	209,264	9,865,707
Orsted A/SA C	171,288	11,266,896
Vestas Wind Systems A/SA	160,403	10,362,173

Total Common Stocks		61,893,205

Total Denmark (Cost $60,318,995)		61,893,205

Finland - 0.49% (Cost $13,594,396)
Common Stocks - 0.49%
Sampo OYJ, Class AA	292,130	15,713,795

France - 9.08%
Common Stocks - 9.08%
Air Liquide S.A.A	125,062	16,248,521
AXA S.A.A B	396,247	11,327,083

See accompanying notes

7

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

France - 9.08% (continued)
Common Stocks - 9.08% (continued)
BNP Paribas S.A.A	401,153	$30,918,348
Capgemini SEA	142,171	19,512,098
Cie de Saint-GobainA	470,495	24,571,255
Cie Generale des Etablissements MichelinA	215,068	30,181,487
Credit Agricole S.A.A	417,175	6,854,002
Engie S.A.A	675,159	11,832,563
Safran S.A.A	155,144	18,195,403
SanofiA B	249,130	19,664,440
Schneider Electric SEA	270,226	24,409,470
Societe Generale S.A.A	241,590	13,233,096
TOTAL S.A.A	273,264	17,159,993
Valeo S.A.A	198,754	13,226,129
Veolia Environnement S.A.A	532,142	12,600,161
Vinci S.A.A	223,737	22,340,897

Total Common Stocks		292,274,946

Total France (Cost $237,617,061)		292,274,946

Germany - 9.77%
Common Stocks - 8.09%
BASF SEA	272,785	28,340,022
Bayer AGA	132,041	15,806,573
Deutsche Post AGA	228,440	9,947,579
Fresenius Medical Care AG & Co. KGaAA	74,382	7,574,541
Fresenius SE & Co. KGaAA	134,009	10,231,013
HeidelbergCement AGA	152,099	14,913,764
Infineon Technologies AGA	423,175	10,838,138
Innogy SEA C	234,560	10,338,805
LANXESS AGA	212,851	15,762,214
Linde AGA D	167,915	37,312,810
Merck KGaAA	142,635	13,966,749
SAP SEA	418,255	46,618,021
Siemens AGA	133,125	16,934,805
Telefonica Deutschland Holding AGA	3,058,649	14,614,231
thyssenkrupp AGA	278,560	7,264,367

Total Common Stocks		260,463,632

Preferred Stocks - 1.68%
Volkswagen AGA E	261,638	54,181,249

Total Germany (Cost $254,814,504)		314,644,881

Hong Kong - 0.97%
Common Stocks - 0.97%
AIA Group Ltd.A	613,462	5,477,094
CK Asset Holdings Ltd.A	1,171,582	10,099,841
CK Hutchison Holdings Ltd.A	1,330,582	15,714,985

Total Common Stocks		31,291,920

Total Hong Kong (Cost $25,980,957)		31,291,920

Ireland - 1.49%
Common Stocks - 1.49%
Bank of Ireland Group PLCA	1,832,639	16,431,065
CRH PLCA	343,611	12,183,512
Ryanair Holdings PLC, Sponsored ADRD	174,583	19,198,892

Total Common Stocks		47,813,469

Total Ireland (Cost $38,233,810)		47,813,469

See accompanying notes

8

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

Israel - 0.52% (Cost $26,337,710)
Common Stocks - 0.52%
Teva Pharmaceutical Industries Ltd., Sponsored ADR	933,999	$16,793,302

Italy - 1.51%
Common Stocks - 1.51%
Eni SpAA	1,180,461	23,036,476
UniCredit SpAA	1,175,669	25,439,356

Total Common Stocks		48,475,832

Total Italy (Cost $37,402,828)		48,475,832

Japan - 15.25%
Common Stocks - 15.25%
Astellas Pharma, Inc.A	1,070,800	15,692,673
Daiwa House Industry Co., Ltd.A	876,854	32,129,635
Digital Garage, Inc.A B	285,000	9,405,110
Don Quijote Holdings Co., Ltd.A	664,600	35,784,025
East Japan Railway Co.A	270,600	25,950,389
Ezaki Glico Co., Ltd.A	144,800	7,805,713
IHI Corp.A	212,400	6,966,552
Inpex Corp.A	502,400	6,434,558
Isuzu Motors Ltd.A	949,800	14,526,773
Japan Airlines Co., Ltd.A	696,200	27,429,423
Kao Corp.A	223,760	16,063,242
KDDI Corp.A	1,697,100	45,559,638
Kirin Holdings Co., Ltd.A	696,500	19,523,360
Mitsui Fudosan Co., Ltd.A	614,300	15,750,286
Nexon Co., Ltd.A D	969,100	14,094,231
Omron Corp.A	145,300	7,860,915
Panasonic Corp.A	631,200	9,354,035
Ryohin Keikaku Co., Ltd.A	31,800	10,868,808
Seven & i Holdings Co., Ltd.A	177,600	7,801,416
SoftBank Group Corp.A	281,800	21,846,689
Sompo Holdings, Inc.A	411,400	17,254,000
Sony Corp.A	229,700	11,312,182
Sumitomo Metal Mining Co., Ltd.A	191,200	8,147,522
Sumitomo Mitsui Financial Group, Inc.A	732,300	30,394,336
Sumitomo Rubber Industries Ltd.A	285,700	5,109,181
Suntory Beverage & Food Ltd.A	215,300	10,594,070
Taiheiyo Cement Corp.A	126,700	4,797,724
Takeda Pharmaceutical Co., Ltd.A	564,100	23,714,611
United Arrows Ltd.A	200,300	7,370,049
Yamaha Corp.A	438,400	21,199,920

Total Common Stocks		490,741,066

Total Japan (Cost $403,369,898)		490,741,066

Luxembourg - 1.20%
Common Stocks - 1.20%
SES S.A.A B	1,044,083	16,099,865
Tenaris S.A.A	1,200,911	22,477,430

Total Common Stocks		38,577,295

Total Luxembourg (Cost $38,426,928)		38,577,295

Netherlands - 6.66%
Common Stocks - 6.66%
ABN AMRO Group N.V.A C	259,133	8,035,566
Aegon N.V.A	2,080,660	15,205,010

See accompanying notes

9

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

Netherlands - 6.66% (continued)
Common Stocks - 6.66% (continued)
Akzo Nobel N.V.A	403,366	$36,310,473
ING Groep N.V.A	1,154,376	19,366,820
Royal Dutch Shell PLC, Class AA	1,161,183	40,359,978
Royal Dutch Shell PLC, Class BA	1,530,092	54,657,730
SBM Offshore N.V.A	668,578	11,196,556
Wolters Kluwer N.V.A	542,393	29,263,997

Total Common Stocks		214,396,130

Total Netherlands (Cost $166,489,480)		214,396,130

Norway - 1.67%
Common Stocks - 1.67%
Statoil ASAA	605,162	15,487,905
Telenor ASAA	1,195,067	26,430,805
Yara International ASAA	280,558	11,783,018

Total Common Stocks		53,701,728

Total Norway (Cost $43,038,187)		53,701,728

Portugal - 0.36% (Cost $9,288,394)
Common Stocks - 0.36%
Galp Energia SGPS S.A.A	600,018	11,491,273

Republic of Korea - 3.48%
Common Stocks - 3.48%
Hana Financial Group, Inc.A	472,142	20,985,886
KB Financial Group, Inc., ADR	270,917	15,279,719
Samsung Electronics Co., Ltd.A	21,464	52,655,316
SK Telecom Co., Ltd.A	108,207	23,129,759

Total Common Stocks		112,050,680

Total Republic of Korea (Cost $71,995,741)		112,050,680

Singapore - 1.10%
Common Stocks - 1.10%
DBS Group Holdings Ltd.A	977,210	22,574,685
Singapore Telecommunications Ltd.A	4,757,395	12,642,845

Total Common Stocks		35,217,530

Total Singapore (Cost $25,250,773)		35,217,530

Spain - 0.77%
Common Stocks - 0.77%
CaixaBank S.A.A	1,448,171	7,039,191
Red Electrica Corp. S.A.A	858,151	17,861,972

Total Common Stocks		24,901,163

Total Spain (Cost $22,036,368)		24,901,163

Sweden - 1.44%
Common Stocks - 1.44%
Alfa Laval ABA	219,767	5,452,860
Assa Abloy AB, Class BA	1,040,720	21,741,541
Getinge AB, Class BA B	483,082	4,498,216
Nordea Bank ABA	1,442,135	14,628,442

Total Common Stocks		46,321,059

Total Sweden (Cost $48,608,434)		46,321,059

See accompanying notes

10

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

Switzerland - 7.08%
Common Stocks - 7.08%
ABB Ltd.A	1,212,072	$28,239,102
Aryzta AGA B D	332,801	7,007,244
Cie Financiere Richemont S.A.A	115,224	10,942,506
Ferguson PLCA	395,278	30,197,965
Givaudan S.A.A	4,535	10,109,785
Julius Baer Group Ltd.A D	224,513	13,328,562
Novartis AGA	918,192	70,623,810
Roche Holding AGA	157,787	35,006,902
UBS Group AGA D	720,258	12,101,372
Zurich Insurance Group AGA D	32,076	10,231,963

Total Common Stocks		227,789,211

Total Switzerland (Cost $227,422,987)		227,789,211

United Kingdom - 20.39%
Common Stocks - 20.39%
AstraZeneca PLCA	368,598	25,842,407
Aviva PLCA	3,443,537	25,033,517
BAE Systems PLCA	1,906,726	16,000,874
Balfour Beatty PLCA	2,737,620	11,064,157
Barclays PLCA	16,074,008	45,872,137
BP PLCA	8,307,510	61,378,897
British American Tobacco PLCA	1,171,120	64,355,675
BT Group PLCA	2,132,476	7,301,210
Cobham PLCA D	8,239,963	12,997,242
Compass Group PLCA	1,005,705	21,571,624
Diageo PLCA	632,694	22,504,790
GlaxoSmithKline PLCA	1,796,008	36,040,233
Howden Joinery Group PLCA	1,786,761	11,718,658
HSBC Holdings PLCA	1,634,824	16,317,323
Informa PLCA	1,656,527	16,829,794
Johnson Matthey PLCA	180,356	8,159,650
Kingfisher PLCA	3,516,999	14,652,228
Lloyds Banking Group PLCA	15,341,238	13,635,185
Melrose Industries PLCA	2,656,060	8,320,222
Micro Focus International PLCA	504,946	8,745,173
Prudential PLCA	2,550,246	65,407,091
Rolls-Royce Holdings PLC, C Shares EntitlementD	152,979,937	210,607
Rolls-Royce Holdings PLCA D	2,228,468	25,641,091
RSA Insurance Group PLCA	890,575	8,049,415
SSE PLCA	1,133,236	21,506,461
Standard Chartered PLCA	1,953,448	20,576,701
Travis Perkins PLCA	612,136	10,650,940
Unilever PLCA	375,654	21,051,036
Vodafone Group PLCA	11,969,965	34,828,326

Total Common Stocks		656,262,664

Total United Kingdom (Cost $634,321,622)		656,262,664

United States - 2.80%
Common Stocks - 2.80%
Aon PLC	170,599	24,305,240
Carnival PLCA	169,403	10,947,678
QIAGEN N.V.A D	274,583	9,024,921
Shire PLCA	860,348	45,721,373

Total Common Stocks		89,999,212

Total United States (Cost $82,299,509)		89,999,212

See accompanying notes

11

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.08% (Cost $98,921,991)
Investment Companies - 3.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	98,921,991	$98,921,991

SECURITIES LENDING COLLATERAL - 2.39% (Cost $76,904,490)
Investment Companies - 2.39%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	76,904,490	76,904,490

TOTAL INVESTMENTS - 101.78% (Cost $2,888,233,967)		3,275,319,097
LIABILITIES, NET OF OTHER ASSETS - (1.78%)		(57,236,427)

TOTAL NET ASSETS - 100.00%		$3,218,082,670

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $2,866,310,207 or 89.07% of net assets. Value was determined using significant unobservable inputs.

B All or a portion of this security is on loan at April 30, 2018.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $29,641,267 or 0.92% of net assets. The Fund has no right to demand registration of these securities.

D Non-income producing security.

E A type of Preferred Stock that has no maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	28	May 2018	$3,701,620	$3,741,213	$39,593
CAC40 Index Futures	173	May 2018	11,121,476	11,439,582	318,106
DAX Index Futures	26	June 2018	9,697,576	9,903,791	206,215
FTSE 100 Index Futures	176	June 2018	17,242,240	18,084,051	841,811
FTSE/MIB Index Futures	19	June 2018	2,573,862	2,708,553	134,691
Hang Seng Index Futures	19	May 2018	3,681,795	3,711,879	30,084
IBEX 35 Index Futures	27	May 2018	3,187,925	3,253,461	65,536
OMXS30 Index Futures	146	May 2018	2,537,283	2,613,405	76,122
S&P/TSX 60 Index Futures	63	June 2018	8,971,930	9,041,492	69,562
SPI 200 Futures	60	June 2018	6,697,190	6,755,150	57,960
TOPIX Index Futures	150	June 2018	23,511,961	24,393,420	881,459

			$92,924,858	$95,645,997	$2,721,139

Forward Foreign Currency Contracts Open on April 30, 2018:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AUD	1,011,905	USD	1,014,706	6/8/2018	BNP	$-	$(2,801)	$(2,801)
GBP	1,586,759	USD	1,595,835	6/8/2018	BOM	-	(9,076)	(9,076)
SEK	2,646,606	USD	2,818,894	6/8/2018	BOM	-	(172,288)	(172,288)
CAD	9,930,558	USD	9,835,963	6/8/2018	BOM	94,595	-	94,595
GBP	19,320,950	USD	19,505,955	6/8/2018	BOM	-	(185,005)	(185,005)
USD	2,649,727	CAD	2,600,946	6/8/2018	BOM	48,781	-	48,781
CHF	678,678	USD	710,316	6/8/2018	BRC	-	(31,638)	(31,638)
CHF	1,113,347	USD	1,115,106	6/8/2018	BRC	-	(1,759)	(1,759)

See accompanying notes

12

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	5,300,979	GBP	5,121,517	6/8/2018	BRC	$179,462	$-	$179,462
USD	755,513	AUD	727,561	6/8/2018	BRC	27,952	-	27,952
JPY	2,418,404	USD	2,496,944	6/8/2018	CBK	-	(78,540)	(78,540)
USD	2,904,218	EUR	2,816,339	6/8/2018	CBK	87,879	-	87,879
CAD	835,808	USD	833,364	6/8/2018	FBF	2,444	-	2,444
USD	7,442,927	JPY	7,302,989	6/8/2018	FBF	139,938	-	139,938
USD	2,606,437	JPY	2,522,781	6/8/2018	FBF	83,656	-	83,656
SEK	231,710	USD	246,546	6/8/2018	GSC	-	(14,836)	(14,836)
EUR	4,333,345	USD	4,342,300	6/8/2018	GSC	-	(8,955)	(8,955)
USD	2,239,040	CHF	2,170,476	6/8/2018	GSC	68,564	-	68,564
USD	265,214	SEK	247,586	6/8/2018	GSC	17,628	-	17,628
HKD	961,559	USD	965,488	6/8/2018	JPM	-	(3,929)	(3,929)
GBP	2,602,187	USD	2,631,161	6/8/2018	JPM	-	(28,974)	(28,974)
AUD	7,052,351	USD	7,265,853	6/8/2018	JPM	-	(213,502)	(213,502)
USD	1,602,351	CHF	1,514,416	6/8/2018	JPM	87,935	-	87,935
CAD	1,336,810	USD	1,332,966	6/8/2018	MYC	3,844	-	3,844
EUR	2,773,259	USD	2,838,465	6/8/2018	RBC	-	(65,206)	(65,206)
USD	804,484	SEK	777,119	6/8/2018	RBC	27,365	-	27,365
CHF	8,984,228	USD	9,519,879	6/8/2018	SCB	-	(535,651)	(535,651)
JPY	28,094,277	USD	29,122,646	6/8/2018	SOG	-	(1,028,369)	(1,028,369)
EUR	31,755,348	USD	32,565,963	6/8/2018	SOG	-	(810,615)	(810,615)
USD	941,668	CAD	945,034	6/8/2018	SOG	-	(3,366)	(3,366)
USD	81,132	JPY	81,149	5/7/2018	SSB	-	(17)	(17)
SEK	365,840	USD	369,887	6/8/2018	UAG	-	(4,047)	(4,047)
AUD	590,240	USD	611,073	6/8/2018	UAG	-	(20,833)	(20,833)
USD	9,195,798	EUR	8,989,496	6/8/2018	UAG	206,302	-	206,302
JPY	3,591,208	USD	3,588,187	6/8/2018	WBC	3,021	-	3,021
USD	1,922,906	AUD	1,864,814	6/8/2018	WBC	58,092	-	58,092
USD	1,840,473	GBP	1,820,855	6/8/2018	WBC	19,618	-	19,618

						$1,157,076	$(3,219,407)	$(2,062,331)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
FBF	Credit Suisse International
GSC	Goldman Sachs Capital Markets
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard and Chartered Bank
SOG	Societe Generale
SSB	State Street Bank & Trust Co.
UAG	UBS AG
WBC	Westpac Banking Corporation

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

See accompanying notes

13

American Beacon International Equity FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Index Abbreviations:
CAC40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
FTSE 100	Financial Times Stock Exchange 100 Index
FTSE/MIB	Borsa Italiana – Italian Stock Market Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
OMXS30	Stockholm Stock Exchange’s leading share index
S&P	Standard & Poor’s
SPI 200	Australian Equity Market Index Future
TOPIX	Tokyo Stock Exchange Tokyo Price Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$45,765,641	$-	$45,765,641
Belgium	-	28,881,054	-	28,881,054
Canada	157,394,649	-	-	157,394,649
China	-	37,100,911	-	37,100,911
Denmark	-	61,893,205	-	61,893,205
Finland	-	15,713,795	-	15,713,795
France	-	292,274,946	-	292,274,946
Germany	-	260,463,632	-	260,463,632
Hong Kong	-	31,291,920	-	31,291,920
Ireland	19,198,892	28,614,577	-	47,813,469
Israel	16,793,302	-	-	16,793,302
Italy	-	48,475,832	-	48,475,832
Japan	-	490,741,066	-	490,741,066
Luxembourg	-	38,577,295	-	38,577,295
Netherlands	-	214,396,130	-	214,396,130
Norway	-	53,701,728	-	53,701,728
Portugal	-	11,491,273	-	11,491,273
Republic of Korea	15,279,719	96,770,961	-	112,050,680
Singapore	-	35,217,530	-	35,217,530
Spain	-	24,901,163	-	24,901,163
Sweden	-	46,321,059	-	46,321,059
Switzerland	-	227,789,211	-	227,789,211
United Kingdom	210,607	656,052,057	-	656,262,664
Foreign Preferred Stocks
Germany	-	54,181,249	-	54,181,249
Common Stocks
United States	24,305,240	65,693,972	-	89,999,212
Short-Term Investments	98,921,991	-	-	98,921,991
Securities Lending Collateral	76,904,490	-	-	76,904,490

Total Investments in Securities - Assets	$409,008,890	$2,866,310,207	$-	$3,275,319,097

Financial Derivative Instruments - Assets
Futures Contracts	$2,721,139	$-	$-	$2,721,139
Forward Foreign Currency Contracts	-	1,157,076	-	1,157,076

Total Financial Derivative Instruments - Assets	$2,721,139	$1,157,076	$-	$3,878,215

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(3,219,407)	$-	$(3,219,407)

Total Financial Derivative Instruments - Liabilities	$-	$(3,219,407)	$-	$(3,219,407)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were transfers from Level 1 to Level 2, with fair value of 2,674,005,606 as a result of a determination made by the Valuation Committee that adjustments should be applied to certain international securities due to significant movement in the market.

See accompanying notes

14

American Beacon International Equity FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$3,099,492,616
Investments in affiliated securities, at fair value‡	175,826,481
Foreign currency, at fair value^	442,551
Deposit with brokers for futures contracts	9,299,430
Dividends and interest receivable	13,248,176
Receivable for investments sold	2,476,423
Receivable for fund shares sold	4,730,412
Receivable for tax reclaims	3,955,604
Receivable for expense reimbursement (Note 2)	182
Receivable for variation margin on open futures contracts (Note 5)	2,752,495
Unrealized appreciation from forward foreign currency contracts	1,157,076
Prepaid expenses	106,180

Total assets	3,313,487,626

Liabilities:
Payable for investments purchased	7,863,970
Payable for fund shares redeemed	2,851,810
Foreign currency deposits with brokers for futures contracts, at fair value¤	563,677
Payable upon return of securities loaned (Note 9)§	76,904,490
Management and sub-advisory fees payable (Note 2)	3,237,721
Service fees payable (Note 2)	123,824
Transfer agent fees payable (Note 2)	177,720
Custody and fund accounting fees payable	299,687
Professional fees payable	52,124
Trustee fees payable (Note 2)	2,539
Payable for prospectus and shareholder reports	56,226
Unrealized depreciation from forward foreign currency contracts	3,219,407
Other liabilities	51,761

Total liabilities	95,404,956

Net assets	$3,218,082,670

Analysis of net assets:
Paid-in-capital	$2,703,709,133
Undistributed net investment income	25,083,268
Accumulated net realized gain	101,774,086
Unrealized appreciation of investments in unaffiliated securitiesA	387,085,130
Unrealized (depreciation) of foreign currency transactions	(227,755)
Unrealized (depreciation) of forward foreign currency contracts	(2,062,331)
Unrealized appreciation of futures contracts	2,721,139

Net assets	$3,218,082,670

See accompanying notes

15

American Beacon International Equity FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	84,273,895

Y Class	48,775,912

Investor Class	14,808,614

Advisor Class	2,680,763

A Class	834,632

C Class	384,432

R6 Class	852,071

Net assets:
Institutional Class	$1,757,096,258

Y Class	$1,055,549,611

Investor Class	$306,076,124

Advisor Class	$56,667,591

A Class	$17,235,243

C Class	$7,682,491

R6 Class	$17,775,352

Net asset value, offering and redemption price per share:
Institutional Class	$20.85

Y Class	$21.64

Investor Class	$20.67

Advisor Class	$21.14

A Class	$20.65

A Class (offering price)	$21.91

C Class	$19.98

R6 Class	$20.86

† Cost of investments in unaffiliated securities	$2,712,407,486
‡ Cost of investments in affiliated securities	$175,826,481
§ Fair value of securities on loan	$72,836,542
¤ Cost of foreign currency deposits with broker for futures contracts	$606,748
^ Cost of foreign currency	$452,795
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

16

American Beacon International Equity FundSM

Statement of Operations

For the period ended April 30, 2018 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$40,919,924
Dividend income from affiliated securities (Note 8)	685,679
Income derived from securities lending (Note 9)	409,960

Total investment income	42,015,563

Expenses:
Management and sub-advisory fees (Note 2)	9,667,793
Transfer agent fees:
Institutional Class (Note 2)	285,322
Y Class (Note 2)	522,349
Investor Class	7,413
Advisor Class	1,292
A Class	2,375
C Class	948
R6 Class	856
Custody and fund accounting fees	407,817
Professional fees	80,389
Registration fees and expenses	81,237
Service fees (Note 2):
Investor Class	562,800
Advisor Class	69,678
A Class	11,169
C Class	2,899
Distribution fees (Note 2):
Advisor Class	69,678
A Class	22,090
C Class	37,770
Prospectus and shareholder report expenses	142,063
Trustee fees (Note 2)	94,629
Other expenses	203,380

Total expenses	12,273,947

Net fees waived and expenses (reimbursed) (Note 2)	(2,346)

Net expenses	12,271,601

Net investment income	29,743,962

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	116,287,335
Commission recapture (Note 1)	18,178
Foreign currency transactions	406,703
Forward foreign currency contracts	158,459
Futures contracts	482,810
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(54,760,562)
Foreign currency transactions	(92,369)
Forward foreign currency contracts	884,515
Futures contracts	(1,813,091)

Net gain from investments	61,571,978

Net increase in net assets resulting from operations	$91,315,940

† Foreign taxes	$4,262,058
A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

17

American Beacon International Equity FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$29,743,962	$53,998,740
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, forward foreign currency contracts, and futures contracts	117,353,485	122,355,671
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	(55,781,507)	393,563,481

Net increase in net assets resulting from operations	91,315,940	569,917,892

Distributions to shareholders:
Net investment income:
Institutional Class	(27,503,626)	(34,791,829)
Y Class	(16,027,444)	(18,973,818)
Investor Class	(4,127,579)	(7,051,311)
Advisor Class	(722,996)	(456,420)
A Class	(216,006)	(472,655)
C Class	(46,381)	(111,074)
R6 Class	(187,943)	-
Net realized gain from investments:
Institutional Class	(24,354,717)	-
Y Class	(14,768,795)	-
Investor Class	(4,628,528)	-
Advisor Class	(793,726)	-
A Class	(266,745)	-
C Class	(109,427)	-
R6 Class	(163,332)	-

Net distributions to shareholders	(93,917,245)	(61,857,107)

Capital share transactions (Note 11):
Proceeds from sales of shares	399,028,256	775,385,640
Reinvestment of dividends and distributions	86,428,547	57,320,154
Cost of shares redeemed	(342,693,037)	(913,700,486)

Net increase (decrease) in net assets from capital share transactions	142,763,766	(80,994,692)

Net increase in net assets	140,162,461	427,066,093

Net assets:
Beginning of period	3,077,920,209	2,650,854,116

End of period *	$3,218,082,670	$3,077,920,209

*Includes undistributed net investment income	$25,083,268	$44,171,281

See accompanying notes

18

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon International Equity Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors – sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors – sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6 Class	Large institutional retirement plan investors – sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

19

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

20

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and Templeton Investment Counsel, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$5,561,678
Sub-Advisor Fees	0.27%	4,106,115

Total	0.62%	$9,667,793

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2018, the Manager received securities lending fees of $42,576 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

21

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
International Equity	$759,494

As of April 30, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
International Equity	$146,737

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
International Equity	$54,862	$12,592	$67,454

22

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2018, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the R6 Class of the Fund to the extent that total operating expenses exceed the expense cap. During the period ended April 30, 2018, the Manager waived and/or reimbursed expenses as follows:

Fund	Class	Expense Cap	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
		11/1/2017 - 4/30/2018
International Equity	R6	0.66%	$2,346	$-	2021

Of these amounts, $182 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at April 30, 2018. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
International Equity	$-	$3,001	$-	2020

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to

23

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2018, Foreside collected $3,091 for the Fund from the sale of Class A Shares. During the period March 1, 2018 through April 30, 2018, RID collected $115 for the Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2018, Foreside collected CDSC fees of $32 for Class C Shares of the Fund. During the period March 1, 2018 through April 30, 2018, RID collected $9 for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, the American Beacon Institutional Funds Trust, and American Beacon Sound Point Enhanced Income Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

24

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADR”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts involve, to varying degrees, risk of loss in excess of the unrealized appreciation (depreciation) on the Statement of Assets and Liabilities.

25

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become

26

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended April 30, 2018 are disclosed in the Fund’s Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

27

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants

Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets the Fund may invest in rights and warrants.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

28

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

During the period ended April 30, 2018, the Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended April 30, 2018
Fund	Purchased Contracts	Sold Contracts
International Equity	$146,824,706	$37,111,858

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2018, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2018
International Equity	1,046

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$1,157,076	$-	$-	$-	$1,157,076
Receivable for variation margin from open futures contracts(2)	-	-	-	-	2,721,139	2,721,139

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(3,219,407)	$-	$-	$-	$(3,219,407)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$158,459	$-	$-	$-	$158,459
Futures contracts	-	-	-	-	482,810	482,810

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$884,515	$-	$-	$-	$884,515
Futures contracts	-	-	-	-	(1,813,091)	(1,813,091)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies, in securities denominated in non-U.S. currencies or by purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies. Foreign currencies will fluctuate, and may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that traded in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those

30

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investment Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to exit the European Union (EU). There is a significant degree of uncertainty about how negotiations relating to the United Kingdom’s withdrawal will be conducted, as well as the potential consequences and precise time frame for “Brexit.” It is expected that the United Kingdom’s exit from the EU will take place within two years of the United Kingdom notifying the European Council that it intends to withdraw from the EU. While it is not possible to determine the precise impact these events may have on a Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of a Fund’s investments. In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

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American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-adviser manages its allocated portion of the Fund independently from another sub-adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Valuation Risk

The Fund may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2018.

33

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Offsetting of Financial and Derivative Assets as of April 30, 2018:
	Assets	Liabilities
Futures Contracts	$2,721,139	$-
Forward Foreign Currency Contracts	1,157,076	3,219,407

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,878,215	$3,219,407

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,721,139)	$-

Total derivative assets and liabilities subject to an MNA	$1,157,076	$3,219,407

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of April 30, 2018:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Bank of Montreal	$143,376	$(143,376)	$-	$-	$-
Barclays Bank PLC	207,414	(33,397)	-	-	174,017
Citibank, N.A.	87,879	(78,540)	-	-	9,339
Credit Suisse International	226,038	-	-	-	226,038
Goldman Sachs Capital Markets	86,192	(23,791)	-	-	62,401
JPMorgan Chase Bank, N.A.	87,935	(87,935)	-	-	-
Morgan Stanley Bank, N.A.	3,844	-	-	-	3,844
Royal Bank of Canada	27,365	(27,365)	-	-	-
UBS AG	206,302	(24,880)	-	-	181,422
Westpac Banking Corporation	80,731	-	-	-	80,731

Total	$1,157,076	$(419,284)	$-	$-	$737,792

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
BNP Paribas, N.A.	$2,801	$-	$-	$-	$2,801
Bank of Montreal	366,369	(143,376)	-	-	222,993
Barclays Bank PLC	33,397	(33,397)	-	-	-
Citibank, N.A.	78,540	(78,540)	-	-	-
Goldman Sachs Capital Markets	23,791	(23,791)	-	-	-
JPMorgan Chase Bank, N.A.	246,405	(87,935)	-	-	158,470
Royal Bank of Canada	65,206	(27,365)	-	-	37,841
Societe Generale	1,842,350	-	-	-	1,842,350
Standard and Chartered Bank	535,651	-	-	-	535,651
State Street Bank & Trust Co.	17	-	-	-	17
UBS AG	24,880	(24,880)	-	-	-

Total	$3,219,407	$(419,284)	$-	$-	$2,800,123

34

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of April 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$76,904,490	$-	$-	$-	$76,904,490

Total Borrowings	$76,904,490	$-	$-	$-	$76,904,490

Gross amount of recognized liabilities for securities lending transactions					$76,904,490

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity	$2,904,193,214	$469,839,133	$(98,929,553)	$370,909,580

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2017, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
International Equity	$519,008,579	$412,752,584

35

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2018 were as follows:

Fund	Type of Transaction	October 31, 2017 Shares/Fair Value	Purchases	Sales	April 30, 2018 Shares/Fair Value	Dividend Income
International Equity	Direct	$129,125,237	$439,613,884	$469,817,130	$98,921,991	$685,679
International Equity	Securities Lending	51,596,738	488,429,077	463,121,325	76,904,490	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
International Equity	$72,836,542	$76,904,490	$-	$76,904,490

36

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2018, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	12,683,482	$267,809,400	24,547,005	$463,671,500
Reinvestment of dividends	2,331,173	48,325,212	1,852,549	31,919,427
Shares redeemed	(9,475,343)	(199,952,829)	(30,936,620)	(572,495,075)

Net increase (decrease) in shares outstanding	5,539,312	$116,181,783	(4,537,066)	$(76,904,148)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,994,944	$87,017,450	9,603,129	$188,451,831
Reinvestment of dividends	1,249,691	26,893,341	972,177	17,372,801
Shares redeemed	(4,040,062)	(88,388,112)	(8,510,279)	(164,255,587)

Net increase in shares outstanding	1,204,573	$25,522,679	2,065,027	$41,569,045

37

American Beacon International Equity FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	994,911	$20,714,159	3,314,057	$61,659,507
Reinvestment of dividends	423,698	8,719,712	410,726	7,027,516
Shares redeemed	(1,927,564)	(40,253,443)	(7,835,357)	(145,535,610)

Net (decrease) in shares outstanding	(508,955)	$(10,819,572)	(4,110,574)	$(76,848,587)

	Advisor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	264,900	$5,643,538	1,750,129	$35,235,104
Reinvestment of dividends	72,002	1,516,353	26,039	456,207
Shares redeemed	(290,944)	(6,219,605)	(486,266)	(9,383,666)

Net increase in shares outstanding	45,958	$940,286	1,289,902	$26,307,645

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	223,254	$4,615,526	806,495	$14,930,964
Reinvestment of dividends	22,967	472,205	25,526	435,992
Shares redeemed	(275,920)	(5,736,676)	(1,051,715)	(20,195,546)

Net (decrease) in shares outstanding	(29,699)	$(648,945)	(219,694)	$(4,828,590)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	58,467	$1,175,539	293,130	$5,116,728
Reinvestment of dividends	7,541	150,449	6,515	108,211
Shares redeemed	(63,971)	(1,298,494)	(93,337)	(1,664,605)

Net increase in shares outstanding	2,037	$27,494	206,308	$3,560,334

	R6 Class
	Six Months Ended April 30, 2018		February 28, 2017A to October 31, 2017
	(unaudited)
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	570,575	$12,052,644	313,319	$6,320,006
Reinvestment of dividends	16,937	351,275	-	-
Shares redeemed	(40,213)	(843,878)	(8,547)	(170,397)

Net (decrease) in shares outstanding	547,299	$11,560,041	304,772	$6,149,609

A Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$20.88		$17.41	$18.79	$19.51		$20.07		$16.05

Income (loss) from investment operations:
Net investment income	0.20		0.39	0.29	0.35		0.54		0.36
Net gains (losses) on investments (both realized and unrealized)	0.43		3.51	(1.24)	(0.55)		(0.77)		4.07

Total income (loss) from investment operations	0.63		3.90	(0.95)	(0.20)		(0.23)		4.43

Less distributions:
Dividends from net investment income	(0.35)		(0.43)	(0.27)	(0.52)		(0.33)		(0.41)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.66)		(0.43)	(0.43)	(0.52)		(0.33)		(0.41)

Redemption fees added to beneficial interests	-		-	-	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$20.85		$20.88	$17.41	$18.79		$19.51		$20.07

Total returnC	3.02	%D	22.94%	(5.07)%	(0.99)%		(1.18)%		28.14%

Ratios and supplemental data:
Net assets, end of period	$1,757,096,258		$1,644,165,106	$1,450,052,040	$1,037,148,821		$956,960,452		$870,729,423
Ratios to average net assets:
Expenses, before reimbursements	0.71	%E	0.73%	0.69%	0.70%		0.72%		0.72%
Expenses, net of reimbursements	0.71	%E	0.73%	0.69%	0.69%		0.70%		0.71%
Net investment income, before expense reimbursements	1.97	%E	2.01%	2.22%	1.93%		2.74%		2.16%
Net investment income, net of reimbursements	1.97	%E	2.01%	2.22%	1.94%		2.76%		2.17%
Portfolio turnover rate	14	%D	32%	25%	33%		23%		27%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$21.64		$18.03	$19.46	$20.21		$20.81		$16.65

Income (loss) from investment operations:
Net investment income	0.20		0.38	0.41	0.35		0.50		0.62
Net gains (losses) on investments (both realized and unrealized)	0.44		3.65	(1.40)	(0.57)		(0.77)		3.97

Total income (loss) from investment operations	0.64		4.03	(0.99)	(0.22)		(0.27)		4.59

Less distributions:
Dividends from net investment income	(0.33)		(0.42)	(0.28)	(0.53)		(0.33)		(0.43)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.64)		(0.42)	(0.44)	(0.53)		(0.33)		(0.43)

Redemption fees added to beneficial interests	-		-	-	0.00	A	0.00	A	0.00	A

Net asset value, end of period	$21.64		$21.64	$18.03	$19.46		$20.21		$20.81

Total returnB	2.99	%C	22.84%	(5.14)%	(1.06)%		(1.31)%		28.04%

Ratios and supplemental data:
Net assets, end of period	$1,055,549,611		$1,029,629,647	$820,596,038	$587,949,806		$530,836,707		$441,945,876
Ratios to average net assets:
Expenses, before reimbursements	0.78	%D	0.80%	0.77%	0.77%		0.82%		0.85%
Expenses, net of reimbursements	0.78	%D	0.80%	0.77%	0.77%		0.82%		0.85%
Net investment income, before expense reimbursements	1.87	%D	1.95%	2.43%	1.87%		2.62%		2.55%
Net investment income, net of reimbursements	1.87	%D	1.95%	2.43%	1.87%		2.62%		2.55%
Portfolio turnover rate	14	%C	32%	25%	33%		23%		27%

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

40

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$20.67		$17.24	$18.60	$19.32		$19.86		$15.88

Income (loss) from investment operations:
Net investment income	0.17		0.35	0.34	0.31		0.46		0.25
Net gains (losses) on investments (both realized and unrealized)	0.42		3.45	(1.33)	(0.57)		(0.76)		4.09

Total income (loss) from investment operations	0.59		3.80	(0.99)	(0.26)		(0.30)		4.34

Less distributions:
Dividends from net investment income	(0.28)		(0.37)	(0.21)	(0.46)		(0.24)		(0.36)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.59)		(0.37)	(0.37)	(0.46)		(0.24)		(0.36)

Redemption fees added to beneficial interests	-		-	-	0.00	A	0.00	A	0.00	A

Net asset value, end of period	$20.67		$20.67	$17.24	$18.60		$19.32		$19.86

Total returnB	2.84	%C	22.50%	(5.38)%	(1.35)%		(1.54)%		27.81%

Ratios and supplemental data:
Net assets, end of period	$306,076,124		$316,589,769	$334,895,337	$342,720,411		$348,541,811		$337,424,064
Ratios to average net assets:
Expenses, before reimbursements	1.04	%D	1.07%	1.06%	1.03%		1.05%		1.04%
Expenses, net of reimbursements	1.04	%D	1.07%	1.06%	1.03%		1.05%		1.04%
Net investment income, before expense reimbursements	1.59	%D	1.69%	1.95%	1.60%		2.36%		1.67%
Net investment income, net of reimbursements	1.59	%D	1.69%	1.95%	1.60%		2.36%		1.67%
Portfolio turnover rate	14	%C	32%	25%	33%		23%		27%

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

41

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$21.15		$17.62	$19.01	$19.76		$20.36		$16.36

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.23	0.35	0.38		0.44		(0.41)
Net gains (losses) on investments (both realized and unrealized)	0.42		3.64	(1.37)	(0.68)		(0.77)		4.83

Total income (loss) from investment operations	0.58		3.87	(1.02)	(0.30)		(0.33)		4.42

Less distributions:
Dividends from net investment income	(0.28)		(0.34)	(0.21)	(0.45)		(0.27)		(0.42)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.59)		(0.34)	(0.37)	(0.45)		(0.27)		(0.42)

Redemption fees added to beneficial interests	-		-	-	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$21.14		$21.15	$17.62	$19.01		$19.76		$20.36

Total returnC	2.75	%D	22.38%	(5.40)%	(1.51)%		(1.64)%		27.51%

Ratios and supplemental data:
Net assets, end of period	$56,667,591		$55,715,606	$23,692,313	$22,912,069		$7,677,201		$5,231,812
Ratios to average net assets:
Expenses, before reimbursements	1.19	%E	1.20%	1.19%	1.16%		1.19%		1.20%
Expenses, net of reimbursements	1.19	%E	1.20%	1.19%	1.16%		1.19%		1.20%
Net investment income, before expense reimbursements	1.47	%E	1.51%	1.87%	1.55%		2.21%		1.39%
Net investment income, net of reimbursements	1.47	%E	1.51%	1.87%	1.55%		2.21%		1.39%
Portfolio turnover rate	14	%D	32%	25%	33%		23%		27%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

42

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$20.63		$17.23	$18.59	$19.32		$19.92		$16.02

Income (loss) from investment operations:
Net investment income	0.16		0.30	0.32	0.31		0.46		0.43
Net gains (losses) on investments (both realized and unrealized)	0.42		3.48	(1.30)	(0.59)		(0.78)		3.89

Total income (loss) from investment operations	0.58		3.78	(0.98)	(0.28)		(0.32)		4.32

Less distributions:
Dividends from net investment income	(0.25)		(0.38)	(0.22)	(0.45)		(0.28)		(0.42)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.56)		(0.38)	(0.38)	(0.45)		(0.28)		(0.42)

Redemption fees added to beneficial interests	-		-	-	0.00	A	0.00	A	0.00	A

Net asset value, end of period	$20.65		$20.63	$17.23	$18.59		$19.32		$19.92

Total returnB	2.82	%C	22.43%	(5.34)%	(1.42)%		(1.65)%		27.51%

Ratios and supplemental data:
Net assets, end of period	$17,235,243		$17,829,657	$18,673,142	$10,747,749		$8,540,234		$4,113,299
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.07	%D	1.12%	1.07%	1.08%		1.15%		1.21%
Expenses, net of reimbursements or recoupments	1.07	%D	1.12%	1.07%	1.08%		1.15%		1.25%
Net investment income, before expense reimbursements or recoupments	1.57	%D	1.65%	1.94%	1.55%		2.31%		1.73%
Net investment income, net of reimbursements or recoupments	1.57	%D	1.65%	1.94%	1.55%		2.31%		1.69%
Portfolio turnover rate	14	%C	32%	25%	33%		23%		27%

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

43

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015		2014		2013

	(unaudited)
Net asset value, beginning of period	$19.93		$16.73	$18.09	$18.83		$19.47		$15.70

Income (loss) from investment operations:
Net investment income	0.10		0.17	0.18	0.16		0.30		0.52
Net gains (losses) on investments (both realized and unrealized)	0.39		3.36	(1.28)	(0.56)		(0.75)		3.59

Total income (loss) from investment operations	0.49		3.53	(1.10)	(0.40)		(0.45)		4.11

Less distributions:
Dividends from net investment income	(0.13)		(0.33)	(0.10)	(0.34)		(0.19)		(0.34)
Distributions from net realized gains	(0.31)		-	(0.16)	-		-		-

Total distributions	(0.44)		(0.33)	(0.26)	(0.34)		(0.19)		(0.34)

Redemption fees added to beneficial interests	-		-	-	0.00	A	0.00	A	0.00	A

Net asset value, end of period	$19.98		$19.93	$16.73	$18.09		$18.83		$19.47

Total returnB	2.46	%C	21.50%	(6.12)%	(2.12)%		(2.36)%		26.56%

Ratios and supplemental data:
Net assets, end of period	$7,682,491		$7,622,425	$2,945,246	$3,899,081		$3,028,934		$1,219,537
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.79	%D	1.88%	1.85%	1.82%		1.90%		1.95%
Expenses, net of reimbursements or recoupments	1.79	%D	1.88%	1.85%	1.83%		1.90%		1.99%
Net investment income, before expense reimbursements or recoupments	0.86	%D	0.96%	1.12%	0.77%		1.53%		1.13%
Net investment income, net of reimbursements or recoupments	0.86	%D	0.96%	1.12%	0.77%		1.53%		1.09%
Portfolio turnover rate	14	%C	32%	25%	33%		23%		27%

A	Amount represents less than $0.01 per share.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30,		February 28, 2017A to October 31,
	2018		2017

	(unaudited)
Net asset value, beginning of period	$20.89		$17.80

Income from investment operations:
Net investment income	0.25		0.08
Net gains on investments (both realized and unrealized)	0.39		3.01

Total income from investment operations	0.64		3.09

Less distributions:
Dividends from net investment income	(0.36)		-
Distributions from net realized gains	(0.31)		-

Total distributions	(0.67)		-

Net asset value, end of period	$20.86		$20.89

Total returnB	3.05	%C	17.36	%C

Ratios and supplemental data:
Net assets, end of period	$17,775,352		$6,367,999
Ratios to average net assets:
Expenses, before reimbursements	0.70	%D	0.89	%D
Expenses, net of reimbursements	0.66	%D	0.66	%D
Net investment income, before expense reimbursements	2.32	%D	1.63	%D
Net investment income, net of reimbursements	2.36	%D	1.85	%D
Portfolio turnover rate	14	%C	32	%E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.

See accompanying notes

45

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 04/18

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

April 30, 2018

SMALL CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SMALL CAP VALUE FUND RISKS

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶  We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶	We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

The markets and U.S. economy were robust during calendar year 2017. However, during periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon Small Cap Value Fund (the “Fund”) returned 0.46% for the six months ended April 30, 2018, underperforming the Russell 2000® Value Index (the “Index”) return of 0.94% for the same period.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,8)	AVFIX	0.64%	6.26%	8.50%	11.19%	9.46%
Y Class (1,2,8)	ABSYX	0.62%	6.19%	8.42%	11.09%	9.35%
Investor Class (1,8)	AVPAX	0.46%	5.93%	8.16%	10.82%	9.09%
Advisor Class (1,3,8)	AASSX	0.38%	5.73%	7.98%	10.64%	8.92%
A without Sales Charge (1,4,8)	ABSAX	0.43%	5.84%	8.08%	10.72%	8.98%
A with Sales Charge (1,4,8)	ABSAX	(5.35)%	(0.24)%	5.97%	9.42%	8.34%
C without Sales Charge (1,5,8)	ASVCX	0.22%	5.21%	7.32%	9.92%	8.36%
C with Sales Charge (1,5,8)	ASVCX	(0.78)%	4.21%	7.32%	9.92%	8.36%
R6 Class (1,6,8)	AASRX	0.63%	6.25%	8.50%	11.19%	9.46%

Russell 2000® Value Index (7)		0.94%	6.53%	9.27%	10.36%	8.46%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/08 up to 8/3/09, the inception date of the Y Class. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/08.

3.	A portion of the fees charged to the Advisor Class of the Fund was waived in 2009. Performance prior to waiving fees was lower than the actual returns shown for the ten-year period.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/08. A portion of the fees charged to the A Class of the Fund was waived in 2010, 2012, 2013, and 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010, 2012, 2013, and 2014. The maximum sales charge for A Class is 5.75%.

5.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/08. A portion of the fees charged to the C Class of the Fund was waived in 2010, 2012, and 2013 and fully recovered in 2015. Performance prior to waiving fees was lower than the actual returns shown in 2010, 2012 and 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

6.	Fund performance for the three-year, five-year and ten-year periods represent the returns achieved by the Institutional Class from 4/30/08 through 2/28/17, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/08. A portion of the fees charged to the R6 Class of the Fund has been waived since 2/28/17. Performance prior to waiving fees was lower than the actual returns shown.

7.	The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

2

American Beacon Small Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

8.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C, and R6 Class shares were 0.83%, 0.91%, 1.13%, 1.31%, 1.21%, 1.97% and 0.81%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index due to sector allocation. Stock selection detracted value relative to the Index.

From a sector allocation perspective, the Fund’s underweight positions in both Real Estate and Utilities, which struggled during this period, contributed positively to performance. Performance also benefited by an overweight position in Consumer Discretionary, one of the better performing sectors. A partial offset to this performance was an overweight position to Information Technology, which as a sector, only outpaced Telecom and Real Estate to become the third worst performing sector.

From a stock selection standpoint, the Fund’s investments in the Consumer Discretionary, Industrials and Materials sectors detracted relative value. The Fund’s position in American Eagle Outfitters – up 17.6% vs. 61.0% for the Index and investment in Tenneco, Inc. – down 22.5%, negatively impacted performance in the Consumer Discretionary sector. Investments in the Industrials sector that detracted from performance included Terex Corp. – down 22.2% and Tutor Perini Corp. – down 29.2%. Ferroglobe PLC – down 29.3% and Owens Illinois, Inc. – down 15.1% were the largest detractors in the Materials sector. The aforementioned performance was somewhat offset by good stock selection in the Financials sector. TCF Financial Corp. – up 38.0%, Texas Capital Bancshares, Inc. – up 15.0% and Popular, Inc. – up 28.2% were the largest contributors in the Financials sector.

The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund’s performance over the longer-term.

Top Ten Holdings (% Net Assets)
Texas Capital Bancshares, Inc.		0.9
Callon Petroleum Co.		0.8
Vishay Intertechnology, Inc.		0.8
Associated Banc-Corp		0.8
Whiting Petroleum Corp.		0.8
UMB Financial Corp.		0.7
II-VI, Inc.		0.7
ARRIS International PLC		0.7
Portland General Electric Co.		0.7
Enstar Group Ltd.		0.7

Total Fund Holdings	756

Sector Allocation (% Equities)
Financials		26.7
Industrials		19.6
Consumer Discretionary		14.5
Information Technology		12.6
Energy		7.4
Materials		5.8
Health Care		4.1
Real Estate		3.8
Consumer Staples		2.7
Utilities		2.4
Exchange-Traded Instruments		0.2
Telecommunication Services		0.2

3

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Small Cap Value FundSM

Expense Examples

April 30, 2018 (Unaudited)

American Beacon Small Cap Value Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$1,006.40	$3.98
Hypothetical**	$1,000.00	$1,020.80	$4.01
Y Class
Actual	$1,000.00	$1,006.20	$4.33
Hypothetical**	$1,000.00	$1,020.50	$4.36
Investor Class
Actual	$1,000.00	$1,004.60	$5.52
Hypothetical**	$1,000.00	$1,019.30	$5.56
Advisor Class
Actual	$1,000.00	$1,003.80	$6.41
Hypothetical**	$1,000.00	$1,018.40	$6.46
A Class
Actual	$1,000.00	$1,004.30	$5.81
Hypothetical**	$1,000.00	$1,019.00	$5.86
C Class
Actual	$1,000.00	$1,001.80	$8.19
Hypothetical**	$1,000.00	$1,016.60	$8.25
R6 Class
Actual	$1,000.00	$1,006.30	$3.88
Hypothetical**	$1,000.00	$1,020.90	$3.91

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.80%, 0.87%, 1.11%, 1.29%, 1.17%, 1.65% and 0.78% for the Institutional, Y, Investor, Advisor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

5

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96%
Consumer Discretionary - 13.90%
Auto Components - 1.66%
American Axle & Manufacturing Holdings, Inc.A	2,692,611	$41,304,653
Cooper Tire & Rubber Co.	289,197	7,070,867
Cooper-Standard Holdings, Inc.A	57,998	7,180,152
Dana, Inc.	607,756	14,422,050
Gentherm, Inc.A	352,628	11,918,826
Modine Manufacturing Co.A	246,154	4,233,849
Motorcar Parts of America, Inc.A	50,165	955,142
Standard Motor Products, Inc.	118,177	5,359,327
Stoneridge, Inc.A	15,900	418,647
Superior Industries International, Inc.	250,917	3,299,559
Tenneco, Inc.	395,866	17,691,251
Tower International, Inc.	39,882	1,176,519

		115,030,842

Automobiles - 0.17%
Winnebago Industries, Inc.	306,100	11,601,190

Diversified Consumer Services - 1.01%
Adtalem Global Education, Inc.A	435,837	20,745,841
American Public Education, Inc.A	99,110	3,994,133
Bridgepoint Education, Inc.A	322,854	1,885,467
Capella Education Co.	17,814	1,634,434
Graham Holdings Co., Class B	13,052	7,871,009
H&R Block, Inc.	576,885	15,950,870
Sotheby’sA	95,977	5,067,586
Strayer Education, Inc.	68,086	7,153,796
Weight Watchers International, Inc.A	87,519	6,130,706

		70,433,842

Hotels, Restaurants & Leisure - 0.93%
Belmond Ltd., Class AA	905,750	9,691,525
Bloomin’ Brands, Inc.	402,422	9,521,305
Bojangles’, Inc.A	112,800	1,663,800
Brinker International, Inc.B	97,100	4,232,589
Carrols Restaurant Group, Inc.A	82,654	851,336
Cheesecake Factory, Inc.B	382,217	19,856,173
Chuy’s Holdings, Inc.A	51,055	1,460,173
Dave & Buster’s Entertainment, Inc.A	173,980	7,392,410
Del Frisco’s Restaurant Group, Inc.A	62,169	988,487
El Pollo Loco Holdings, Inc.A	135,600	1,356,000
Eldorado Resorts, Inc.A	23,900	967,950
ILG, Inc.	36,100	1,232,093
International Speedway Corp., Class A	74,475	3,060,923
Ruth’s Hospitality Group, Inc.	17,200	461,820
Speedway Motorsports, Inc.	103,862	1,833,164

		64,569,748

Household Durables - 2.52%
Century Communities, Inc.A	113,213	3,481,300
CSS Industries, Inc.	37,532	640,296
Ethan Allen Interiors, Inc.	570,977	12,590,043
Flexsteel Industries, Inc.	25,682	941,502
Green Brick Partners, Inc.A	30,600	309,060
Helen of Troy Ltd.A	204,310	18,214,236
Hooker Furniture Corp.	7,800	294,450
KB Home	688,735	18,285,914
La-Z-Boy, Inc.	219,795	6,330,096

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Consumer Discretionary - 13.90% (continued)
Household Durables - 2.52% (continued)
LGI Homes, Inc.A B	57,627	$3,987,788
Lifetime Brands, Inc.	39,020	464,338
M/I Homes, Inc.A	354,709	10,811,530
MDC Holdings, Inc.	155,416	4,508,618
Meritage Homes Corp.A	127,925	5,692,663
Taylor Morrison Home Corp., Class AA	915,259	21,746,554
Tempur Sealy International, Inc.A B	152,924	6,843,349
TRI Pointe Group, Inc.A	1,657,278	28,356,027
Tupperware Brands Corp.	81,716	3,641,265
Whirlpool Corp.	111,457	17,270,262
William Lyon Homes, Class AA	399,628	10,734,008

		175,143,299

Internet & Direct Marketing Retail - 0.03%
Duluth Holdings, Inc., Class BA B	19,400	336,590
Lands’ End, Inc.A	94,613	1,830,762

		2,167,352

Leisure Products - 0.37%
Brunswick Corp.	214,028	12,815,997
Malibu Boats, Inc., Class AA	305,620	10,299,394
MCBC Holdings, Inc.A	61,610	1,478,640
Nautilus, Inc.A	53,500	778,425
Sturm Ruger & Co., Inc.B	6,900	381,225

		25,753,681

Media - 1.81%
AMC Networks, Inc., Class AA	147,541	7,672,132
Entercom Communications Corp., Class AB	146,348	1,485,432
Entravision Communications Corp., Class A	224,796	1,045,301
EW Scripps Co., Class A	1,067,472	11,880,963
Gannett Co., Inc.	315,300	3,048,951
Gray Television, Inc.A	705,801	7,975,551
John Wiley & Sons, Inc., Class A	95,057	6,269,009
Marcus Corp.	25,900	771,820
MDC Partners, Inc., Class AA	1,256,512	9,486,666
Meredith Corp.B	277,996	14,400,193
MSG Networks, Inc., Class AA	230,854	4,732,507
New Media Investment Group, Inc.	110,639	1,834,395
New York Times Co.	916,830	21,499,664
Nexstar Media Group, Inc., Class A	15,700	977,325
Scholastic Corp.	407,487	16,869,962
Sinclair Broadcast Group, Inc., Class A	374,075	10,605,026
TEGNA, Inc.	462,551	4,889,164

		125,444,061

Multiline Retail - 0.54%
Big Lots, Inc.	372,543	15,814,450
Dillard’s, Inc., Class AB	284,142	21,182,786
Fred’s, Inc., Class A	94,957	227,422

		37,224,658

Specialty Retail - 4.17%
Aaron’s, Inc.	330,197	13,792,329
Abercrombie & Fitch Co., Class A	278,126	7,125,588
American Eagle Outfitters, Inc.	500,200	10,344,136
Asbury Automotive Group, Inc.A	75,420	5,056,911

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Consumer Discretionary - 13.90% (continued)
Specialty Retail - 4.17% (continued)
Ascena Retail Group, Inc.A	328,840	$730,025
AutoNation, Inc.A	258,457	11,938,129
Bed Bath & Beyond, Inc.	289,900	5,061,654
Buckle, Inc.B	364,994	8,413,112
Caleres, Inc.	337,951	11,061,136
Cato Corp., Class A	88,487	1,434,374
Chico’s FAS, Inc.	648,526	6,439,863
Dick’s Sporting Goods, Inc.	508,651	16,831,262
DSW, Inc., Class A	420,996	9,388,211
Express, Inc.A	1,613,594	12,650,577
Finish Line, Inc., Class A	167,446	2,272,242
Francesca’s Holdings Corp.A	289,221	1,431,644
GameStop Corp., Class AB	79,171	1,080,684
Genesco, Inc.A	108,101	4,621,318
Group 1 Automotive, Inc.	225,886	14,761,650
Guess?, Inc.	699,895	16,300,555
Hibbett Sports, Inc.A	163,996	4,460,691
Kirkland’s, Inc.A	138,189	1,463,422
Lithia Motors, Inc., Class A	73,775	7,072,072
Lumber Liquidators Holdings, Inc.A B	93,385	2,247,777
Michaels Cos, Inc.A	511,421	9,522,659
Murphy USA, Inc.A	66,100	4,135,877
Office Depot, Inc.	7,484,769	17,140,121
Penske Automotive Group, Inc.	242,005	10,914,425
Pier 1 Imports, Inc.	250,693	559,045
Shoe Carnival, Inc.	55,004	1,340,447
Sonic Automotive, Inc., Class A	1,231,085	24,375,483
Tailored Brands, Inc.	136,400	4,303,420
Urban Outfitters, Inc.A	318,218	12,814,639
Williams-Sonoma, Inc.B	507,628	24,264,618
Zumiez, Inc.A	170,343	3,986,026

		289,336,122

Textiles, Apparel & Luxury Goods - 0.69%
Crocs, Inc.A	354,005	5,593,279
Deckers Outdoor Corp.A	169,031	15,763,831
Fossil Group, Inc.A B	97,436	1,456,668
G-III Apparel Group Ltd.A	13,600	496,264
Movado Group, Inc.	155,798	6,146,231
Oxford Industries, Inc.	140,720	10,841,069
Steven Madden Ltd.	8,600	414,950
Vera Bradley, Inc.A	317,392	3,611,921
Wolverine World Wide, Inc.	124,986	3,744,581

		48,068,794

Total Consumer Discretionary		964,773,589

Consumer Staples - 2.63%
Beverages - 0.46%
Boston Beer Co., Inc., Class AA	141,986	31,826,162

Food & Staples Retailing - 1.17%
Andersons, Inc.	152,610	4,982,716
Casey’s General Stores, Inc.	67,662	6,536,149
Chefs’ Warehouse, Inc.A	62,143	1,506,968
Natural Grocers by Vitamin Cottage, Inc.A	42,977	307,286
Performance Food Group Co.A	231,200	7,502,440

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Consumer Staples - 2.63% (continued)
Food & Staples Retailing - 1.17% (continued)
SpartanNash Co.	241,439	$4,389,361
Sprouts Farmers Market, Inc.A	486,361	12,173,616
SUPERVALU, Inc.A B	70,005	1,225,787
United Natural Foods, Inc.A	871,794	39,248,166
Village Super Market, Inc., Class A	29,100	791,520
Weis Markets, Inc.	55,296	2,544,722

		81,208,731

Food Products - 0.71%
B&G Foods, Inc.B	29,783	677,563
Darling Ingredients, Inc.A	1,542,987	26,446,797
Dean Foods Co.	106,593	917,766
Fresh Del Monte Produce, Inc.	234,659	11,533,490
Hain Celestial Group, Inc.A	95,769	2,789,751
Sanderson Farms, Inc.	64,416	7,160,483

		49,525,850

Household Products - 0.23%
Energizer Holdings, Inc.	279,545	16,034,701

Personal Products - 0.04%
Natural Health Trends Corp.B	48,478	899,752
Nu Skin Enterprises, Inc., Class A	11,000	782,650
USANA Health Sciences, Inc.A	10,500	1,108,275

		2,790,677

Tobacco - 0.02%
Universal Corp.	28,161	1,324,975

Total Consumer Staples		182,711,096

Energy - 7.14%
Energy Equipment & Services - 2.70%
C&J Energy Services, Inc.A	462,450	13,808,757
CARBO Ceramics, Inc.A B	357,887	3,163,721
Diamond Offshore Drilling, Inc.A B	435,216	8,003,622
Dril-Quip, Inc.A	287,724	11,926,160
Ensco PLC, Class AB	320,775	1,812,379
Frank’s International N.V.B	4,462,141	31,190,366
Helix Energy Solutions Group, Inc.A	416,700	3,216,924
Key Energy Services, Inc.A	308,100	4,938,843
Matrix Service Co.A	100,983	1,555,138
McDermott International, Inc.A	1,487,358	9,816,563
Nabors Industries Ltd.	591,700	4,502,837
Natural Gas Services Group, Inc.A	108,367	2,611,645
Newpark Resources, Inc.A	1,144,463	12,016,861
Nine Energy Service, Inc.A	224,400	6,853,176
Oceaneering International, Inc.	58,264	1,237,527
Oil States International, Inc.A	640,997	23,043,842
Patterson-UTI Energy, Inc.	1,047,138	22,429,696
Quintana Energy Services, Inc.A	235,700	1,824,318
Rowan Cos PLC, Class AA	372,200	5,374,568
SEACOR Holdings, Inc.A	127,970	7,017,875
Smart Sand, Inc.A B	233,342	1,708,063
Unit Corp.A	149,200	3,383,856
US Silica Holdings, Inc.	197,620	5,950,338

		187,387,075

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Energy - 7.14% (continued)
Oil, Gas & Consumable Fuels - 4.44%
Alliance Holdings GP LP	44,093	$1,127,899
Alliance Resource Partners LP, MLP	174,323	3,076,801
Arch Coal, Inc., Class A	121,551	9,824,967
BP Prudhoe Bay Royalty Trust	56,780	1,320,135
Callon Petroleum Co.A	4,193,959	58,337,970
Carrizo Oil & Gas, Inc.A	122,430	2,457,170
CNX Midstream Partners LP, MLP	20,500	390,115
CNX Resources Corp.A	632,800	9,403,408
Cosan Ltd., Class A	295,356	2,977,188
CVR Energy, Inc.B	11,300	389,850
CVR Refining LP	106,318	1,828,669
Delek US Holdings, Inc.	84,048	3,981,354
Denbury Resources, Inc.A	1,395,584	4,591,471
Energy XXI Gulf Coast, Inc.A	851,824	4,923,543
Gran Tierra Energy, Inc.A B	1,370,815	4,537,398
Gulfport Energy Corp.A	402,560	3,743,808
HighPoint Resources Corp.A	505,406	3,492,355
International Seaways, Inc.A	85,297	1,717,029
Kosmos Energy Ltd.A	2,686,393	18,912,207
Midstates Petroleum Co., Inc.A	123,047	1,721,427
Murphy Oil Corp.	486,800	14,657,548
Noble Midstream Partners LP	6,600	297,000
Nordic American Tankers Ltd.B	496,227	932,907
Oasis Petroleum, Inc.A	1,542,421	17,012,904
Par Pacific Holdings, Inc.A	126,600	2,135,742
PBF Energy, Inc., Class A	328,200	12,579,906
PBF Logistics LP	52,700	1,051,365
PDC Energy, Inc.A	356,409	19,082,138
Peabody Energy Corp.	117,135	4,316,425
QEP Resources, Inc.A	446,100	5,433,498
Renewable Energy Group, Inc.A	413,062	5,328,500
REX American Resources Corp.A	13,475	1,007,660
Rice Midstream Partners LP	16,300	299,594
SM Energy Co.	309,200	7,405,340
Southwestern Energy Co.A	686,138	2,813,166
SRC Energy, Inc.A	1,535,600	16,953,024
W&T Offshore, Inc.A	631,759	3,853,730
Whiting Petroleum Corp.A	1,317,990	53,800,352
World Fuel Services Corp.	25,500	547,485

		308,263,048

Total Energy		495,650,123

Financials - 25.70%
Banks - 16.29%
1st Source Corp.	14,300	743,600
Access National Corp.	24,517	681,818
American National Bankshares, Inc.	7,932	304,985
Arrow Financial Corp.	9,899	350,425
Associated Banc-Corp	2,122,827	56,148,774
Banc of California, Inc.	129,134	2,479,373
Bancorp, Inc.A	409,132	4,234,516
BancorpSouth Bank	189,495	6,262,810
Bank of Marin Bancorp	20,086	1,457,239
Bank of NT Butterfield & Son Ltd.	500,889	23,767,183
BankUnited, Inc.	473,429	18,752,523
Banner Corp.	322,449	18,508,573

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Financials - 25.70% (continued)
Banks - 16.29% (continued)
Bar Harbor Bankshares	24,700	$721,734
BCB Bancorp, Inc.	49,292	764,026
Berkshire Hills Bancorp, Inc.	458,714	17,408,196
Boston Private Financial Holdings, Inc.	109,419	1,756,175
Bridge Bancorp, Inc.	30,318	997,462
Brookline Bancorp, Inc.	449,353	7,459,260
Bryn Mawr Bank Corp.	153,625	6,851,675
Byline Bancorp, Inc.A	35,100	745,875
C&F Financial Corp.	13,255	767,464
Camden National Corp.	24,600	1,090,026
Carolina Financial Corp.	38,400	1,505,664
Cathay General Bancorp	384,625	15,388,846
CenterState Bank Corp.	588,994	17,069,046
Central Pacific Financial Corp.	294,819	8,573,337
Chemical Financial Corp.	280,035	15,371,121
Chemung Financial Corp.	6,774	319,733
City Holding Co.	15,700	1,123,806
CoBiz Financial, Inc.	269,550	5,431,432
Community Trust Bancorp, Inc.	28,984	1,391,232
ConnectOne Bancorp, Inc.	56,416	1,489,382
Customers Bancorp, Inc.A	444,228	12,802,651
CVB Financial Corp.	396,667	8,786,174
Enterprise Financial Services Corp.	59,467	3,023,897
FCB Financial Holdings, Inc., Class AA	314,603	18,184,053
Fidelity Southern Corp.	49,900	1,134,227
Financial Institutions, Inc.	45,500	1,415,050
First BanCorpA	1,886,094	13,617,599
First Busey Corp.	140,600	4,168,790
First Business Financial Services, Inc.	15,463	401,883
First Citizens BancShares, Inc., Class A	13,848	5,986,352
First Commonwealth Financial Corp.	227,904	3,450,467
First Financial Bancorp	54,100	1,674,395
First Financial Corp.	123,439	5,277,017
First Hawaiian, Inc.	1,293,072	35,624,134
First Internet Bancorp	37,900	1,296,180
First Interstate BancSystem, Inc., Class A	269,646	10,920,663
First Merchants Corp.	74,287	3,200,284
First Mid-Illinois Bancshares, Inc.	18,156	667,233
First Midwest Bancorp, Inc.	695,594	16,909,890
Flushing Financial Corp.	93,702	2,427,819
FNB Corp.	968,977	12,596,701
Franklin Financial Network, Inc.A	42,600	1,435,620
Fulton Financial Corp.	2,015,479	34,061,595
Glacier Bancorp, Inc.	63,689	2,358,404
Great Western Bancorp, Inc.	180,882	7,441,485
Hancock Holding Co.	571,744	27,929,694
Hanmi Financial Corp.	84,602	2,335,015
Heartland Financial USA, Inc.	49,299	2,644,891
Heritage Financial Corp.	227,783	6,765,155
Hilltop Holdings, Inc.	474,659	10,641,855
HomeTrust Bancshares, Inc.A	26,640	695,304
Hope Bancorp, Inc.	455,700	7,879,053
Horizon Bancorp	53,817	1,547,777
IBERIABANK Corp.	279,643	20,959,243
International Bancshares Corp.	558,875	22,243,225
Investors Bancorp, Inc.	933,029	12,474,598
Live Oak Bancshares, Inc.	44,600	1,259,950

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Financials - 25.70% (continued)
Banks - 16.29% (continued)
MB Financial, Inc.	232,194	$9,896,108
Midland States Bancorp, Inc.	44,700	1,408,050
MidSouth Bancorp, Inc.	53,100	740,745
MidWestOne Financial Group, Inc.	40,256	1,299,061
National Bank Holdings Corp., Class A	411,697	14,483,500
National Bankshares, Inc.	7,963	365,104
Northrim BanCorp, Inc.	32,788	1,154,138
Norwood Financial Corp.	11,800	349,398
OFG Bancorp	202,361	2,731,873
Old National Bancorp	2,104,582	36,198,810
Opus Bank	136,300	3,843,660
Orrstown Financial Services, Inc.	13,700	360,995
Peapack Gladstone Financial Corp.	32,400	1,070,496
Penns Woods Bancorp, Inc.	14,553	633,056
Peoples Financial Services Corp.	7,479	350,765
Popular, Inc.	656,854	30,405,772
Prosperity Bancshares, Inc.	609,492	43,743,241
Renasant Corp.	136,627	6,179,639
Republic Bancorp, Inc., Class A	53,090	2,238,805
S&T Bancorp, Inc.	89,168	3,805,690
Sandy Spring Bancorp, Inc.	17,900	709,377
Seacoast Banking Corp. of FloridaA	616,491	17,033,646
Simmons First National Corp., Class A	87,016	2,627,883
South State Corp.	173,712	15,034,774
Southern National Bancorp of Virginia, Inc.	85,600	1,391,000
State Bank Financial Corp.	36,500	1,150,115
Sterling Bancorp	311,462	7,397,222
TCF Financial Corp.	1,568,285	38,940,517
Texas Capital Bancshares, Inc.A	656,278	64,741,825
TriCo Bancshares	29,413	1,099,164
Trustmark Corp.	423,347	13,254,995
UMB Financial Corp.	661,631	50,667,702
Umpqua Holdings Corp.	1,896,319	44,677,276
Union Bankshares Corp.	407,057	15,390,825
United Community Banks, Inc.	507,647	16,209,169
Valley National Bancorp	3,438,196	43,149,360
Webster Financial Corp.	529,324	31,860,012
WesBanco, Inc.	268,182	11,746,372
West Bancorp, Inc.	14,100	343,335
Westamerica Bancorp	161,051	8,988,256
Wintrust Financial Corp.	191,092	17,093,179

		1,130,920,544

Capital Markets - 1.98%
AllianceBernstein Holding LP, MLP	300,779	8,181,189
Artisan Partners Asset Management, Inc., Class A	100,300	3,224,645
BrightSphere Investment Group PLC	870,316	13,202,694
Cohen & Steers, Inc.	183,613	7,362,881
Donnelley Financial Solutions, Inc.A	189,375	3,484,500
Ellington Financial LLC	67,600	1,008,592
Evercore, Inc., Class A	188,594	19,095,142
Federated Investors, Inc., Class B	614,868	16,275,556
GAMCO Investors, Inc., Class A	38,000	974,700
Greenhill & Co., Inc.B	72,300	1,467,690
INTL. FCStone, Inc.A	35,568	1,594,158
Manning & Napier, Inc.	97,919	303,549
Morningstar, Inc.	112,824	12,250,430

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Financials - 25.70% (continued)
Capital Markets - 1.98% (continued)
Och-Ziff Capital Management Group LLC	436,799	$851,758
Oppenheimer Holdings, Inc., Class A	254,040	6,820,974
Piper Jaffray Cos	46,500	3,257,325
Stifel Financial Corp.	280,659	16,356,806
Virtus Investment Partners, Inc.	32,903	3,795,361
Waddell & Reed Financial, Inc., Class A	894,796	18,110,671

		137,618,621

Consumer Finance - 1.12%
Encore Capital Group, Inc.A B	71,263	3,178,330
EZCORP, Inc., Class AA	366,586	5,022,228
Nelnet, Inc., Class A	217,087	11,464,365
OneMain Holdings, Inc.A	254,300	7,845,155
PRA Group, Inc.A	622,434	22,158,650
SLM Corp.A	2,452,500	28,154,700

		77,823,428

Diversified Financial Services - 0.02%
FGL HoldingsA	161,921	1,543,107

Insurance - 4.52%
Ambac Financial Group, Inc.A	296,455	5,048,629
American Equity Investment Life Holding Co.	513,076	15,494,895
AMERISAFE, Inc.	36,806	2,182,596
Argo Group International Holdings Ltd.	256,069	14,967,233
Aspen Insurance Holdings Ltd.	99,027	4,203,696
Assurant, Inc.	130,500	12,113,010
CNO Financial Group, Inc.	1,420,042	30,445,700
eHealth, Inc.A	199,944	3,766,945
EMC Insurance Group, Inc.	23,922	621,494
Employers Holdings, Inc.	89,828	3,673,965
Enstar Group Ltd.A	215,404	45,267,151
FBL Financial Group, Inc., Class A	36,247	2,818,204
Global Indemnity Ltd.	383,447	15,679,148
Greenlight Capital Re Ltd., Class AA	85,311	1,322,321
Hallmark Financial Services, Inc.A	34,836	357,766
Hanover Insurance Group, Inc.	182,912	21,007,443
Horace Mann Educators Corp.	588,982	26,327,495
Infinity Property & Casualty Corp.	35,259	4,654,188
Kemper Corp.	297,222	20,062,485
MBIA, Inc.A B	153,455	1,307,437
National General Holdings Corp.	338,300	8,717,991
National Western Life Group, Inc., Class A	10,149	3,221,394
Navigators Group, Inc.	63,967	3,614,136
RenaissanceRe Holdings Ltd.	88,972	12,103,751
Safety Insurance Group, Inc.	105,361	8,428,880
Selective Insurance Group, Inc.	295,036	17,466,131
State Auto Financial Corp.	75,680	2,363,486
Stewart Information Services Corp.	34,700	1,447,337
Third Point Reinsurance Ltd.A	401,894	5,345,190
United Fire Group, Inc.	85,079	4,278,623
Universal Insurance Holdings, Inc.	102,124	3,313,924
White Mountains Insurance Group Ltd.	13,881	12,011,090

		313,633,734

Mortgage Real Estate Investment Trusts (REITs) - 0.14%
Apollo Commercial Real Estate Finance, Inc.	317,146	5,714,971

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Financials - 25.70% (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.14% (continued)
Ares Commercial Real Estate Corp.	79,000	$966,170
Great Ajax Corp.	23,400	314,496
Owens Realty Mortgage, Inc.B	20,600	319,506
PennyMac Mortgage Investment Trust	45,200	795,068
Resource Capital Corp.	157,007	1,532,388

		9,642,599

Thrifts & Mortgage Finance - 1.63%
Beneficial Bancorp, Inc.	197,293	3,127,094
BofI Holding, Inc.A B	176,291	7,101,001
Capitol Federal Financial, Inc.	409,699	5,108,946
Dime Community Bancshares, Inc.	145,205	2,867,799
Essent Group Ltd.A	272,603	8,984,995
Flagstar Bancorp, Inc.A	158,306	5,469,472
HomeStreet, Inc.A	48,800	1,244,400
Kearny Financial Corp.	225,872	3,173,502
Luther Burbank Corp.	252,900	3,151,134
Meridian Bancorp, Inc.	90,403	1,708,617
Meta Financial Group, Inc.	24,900	2,767,635
MGIC Investment Corp.A	955,192	9,571,024
Northfield Bancorp, Inc.	203,335	3,220,826
Northwest Bancshares, Inc.	248,579	4,126,411
Oritani Financial Corp.	176,740	2,704,122
PCSB Financial Corp.A	53,914	1,092,837
PHH Corp.A	102,265	1,085,032
Provident Financial Services, Inc.	144,230	3,767,288
Radian Group, Inc.	597,107	8,538,630
Southern Missouri Bancorp, Inc.	9,114	318,079
Territorial Bancorp, Inc.	9,485	288,723
TrustCo Bank Corp.	157,500	1,346,625
United Financial Bancorp, Inc.	140,939	2,329,722
Walker & Dunlop, Inc.	86,136	4,919,227
Washington Federal, Inc.	781,148	24,801,449

		112,814,590

Total Financials		1,783,996,623

Health Care - 3.92%
Biotechnology - 0.09%
Emergent BioSolutions, Inc.A	114,581	5,942,171

Health Care Equipment & Supplies - 0.85%
Anika Therapeutics, Inc.A	124,655	5,486,067
Globus Medical, Inc., Class AA	19,100	977,729
Haemonetics Corp.A	114,280	8,918,411
Integra LifeSciences Holdings Corp.A	40,557	2,499,528
Invacare Corp.	1,266,742	23,054,704
Meridian Bioscience, Inc.	162,541	2,373,099
Natus Medical, Inc.A	178,500	5,899,425
NuVasive, Inc.A	139,066	7,399,702
STAAR Surgical Co.A	69,198	1,124,467
Varex Imaging Corp.A	29,600	1,065,304

		58,798,436

Health Care Providers & Services - 2.13%
Aceto Corp.	256,589	646,604
Amedisys, Inc.A	257,903	17,044,809

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Health Care - 3.92% (continued)
Health Care Providers & Services - 2.13% (continued)
AMN Healthcare Services, Inc.A	402,267	$26,891,549
Encompass Health Corp.	514,780	31,308,920
Hanger, Inc.A	697,921	12,771,954
LHC Group, Inc.A	64,773	4,820,407
LifePoint Health, Inc.A	141,590	6,782,161
Magellan Health, Inc.A	157,075	13,170,739
National HealthCare Corp.	16,793	1,029,075
Owens & Minor, Inc.	223,973	3,639,561
Providence Service Corp.A	68,793	5,220,013
Select Medical Holdings Corp.A	527,354	9,518,740
Tivity Health, Inc.A	393,712	14,153,946
US Physical Therapy, Inc.	10,000	912,500

		147,910,978

Health Care Technology - 0.24%
Omnicell, Inc.A	228,669	9,855,634
Quality Systems, Inc.A	506,599	6,803,624

		16,659,258

Life Sciences Tools & Services - 0.38%
Cambrex Corp.A	407,118	21,556,898
Charles River Laboratories International, Inc.A	49,713	5,179,597

		26,736,495

Pharmaceuticals - 0.23%
Innoviva, Inc.A	298,188	4,323,726
Supernus Pharmaceuticals, Inc.A	245,664	11,521,642

		15,845,368

Total Health Care		271,892,706

Industrials - 18.82%
Aerospace & Defense - 1.79%
AAR Corp.	509,985	22,082,351
Aerojet Rocketdyne Holdings, Inc.A	412,207	11,517,064
Aerovironment, Inc.A	194,060	10,576,270
Astronics Corp.A	26,900	984,002
Cubic Corp.	80,101	4,946,237
Embraer S.A., Sponsored ADR	951,063	23,985,809
Esterline Technologies Corp.A	177,755	12,771,697
KLX, Inc.A	259,773	20,322,042
Moog, Inc., Class AA	61,117	5,009,760
National Presto Industries, Inc.B	10,547	1,009,875
Triumph Group, Inc.	301,699	7,135,181
Vectrus, Inc.A	31,951	1,150,236
Wesco Aircraft Holdings, Inc.A	248,294	2,507,769

		123,998,293

Air Freight & Logistics - 0.67%
Air Transport Services Group, Inc.A	1,039,453	21,038,529
Atlas Air Worldwide Holdings, Inc.A	71,315	4,521,371
Hub Group, Inc., Class AA	477,828	21,000,540

		46,560,440

Airlines - 0.18%
Allegiant Travel Co.	9,644	1,545,451
Hawaiian Holdings, Inc.	37,900	1,561,480

See accompanying notes

15

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Industrials - 18.82% (continued)
Airlines - 0.18% (continued)
SkyWest, Inc.	146,266	$8,322,536
Spirit Airlines, Inc.A	25,306	903,930

		12,333,397

Building Products - 1.83%
American Woodmark Corp.A	3,800	312,360
Apogee Enterprises, Inc.	7,300	300,103
Armstrong Flooring, Inc.A	423,004	5,224,100
Builders FirstSource, Inc.A	441,900	8,055,837
Caesarstone Ltd.	69,143	1,275,688
Gibraltar Industries, Inc.A	502,738	17,671,241
Insteel Industries, Inc.	27,100	813,813
Masonite International Corp.A	463,800	28,152,660
Simpson Manufacturing Co., Inc.	538,353	29,437,142
Trex Co., Inc.A	188,472	19,578,471
Universal Forest Products, Inc.	507,509	16,179,387

		127,000,802

Commercial Services & Supplies - 1.98%
ACCO Brands Corp.	665,587	8,020,323
Deluxe Corp.	367,877	25,214,290
Ennis, Inc.	52,600	941,540
Essendant, Inc.	268,065	1,994,404
Herman Miller, Inc.	196,081	6,019,687
InnerWorkings, Inc.A	392,783	3,967,108
Interface, Inc.	343,997	7,567,934
Knoll, Inc.	896,402	17,094,386
LSC Communications, Inc.	1,302,375	22,765,515
Matthews International Corp., Class A	112,135	5,511,435
Mobile Mini, Inc.	568,269	23,867,298
MSA Safety, Inc.	86,797	7,537,452
Quad/Graphics, Inc.	73,900	1,826,069
Steelcase, Inc., Class A	278,669	3,692,364
Team, Inc.A B	64,175	1,087,766
UniFirst Corp.	4,600	738,760

		137,846,331

Construction & Engineering - 2.63%
AECOMA	416,578	14,346,946
Aegion Corp.A	231,666	5,256,502
Comfort Systems USA, Inc.	649,663	27,415,779
Dycom Industries, Inc.A	3,800	394,668
EMCOR Group, Inc.	307,488	22,628,042
Granite Construction, Inc.	129,965	6,807,567
KBR, Inc.	2,093,282	34,936,877
MasTec, Inc.A	287,422	12,646,568
MYR Group, Inc.A	46,279	1,388,370
Primoris Services Corp.	981,802	25,124,313
Quanta Services, Inc.A	288,361	9,371,732
Tutor Perini Corp.A	539,716	11,145,135
Valmont Industries, Inc.	76,658	10,893,102

		182,355,601

Electrical Equipment - 1.54%
Atkore International Group, Inc.A	179,400	3,187,938
Encore Wire Corp.	405,780	21,364,317
EnerSys	615,043	42,167,348

See accompanying notes

16

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Industrials - 18.82% (continued)
Electrical Equipment - 1.54% (continued)
Generac Holdings, Inc.A	240,957	$10,845,475
Preformed Line Products Co.	15,465	1,040,021
Regal Beloit Corp.	257,578	18,339,554
Sunrun, Inc.A B	201,200	1,855,064
Thermon Group Holdings, Inc.A	101,106	2,304,206
TPI Composites, Inc.A	257,293	5,827,686

		106,931,609

Industrial Conglomerates - 0.06%
Raven Industries, Inc.	121,364	4,441,922

Machinery - 4.50%
Actuant Corp., Class A	1,024,262	24,121,370
Allison Transmission Holdings, Inc.	234,900	9,158,751
Altra Industrial Motion Corp.	115,140	4,795,581
Astec Industries, Inc.	186,966	10,387,831
Barnes Group, Inc.	464,751	25,807,623
Briggs & Stratton Corp.	579,674	10,451,522
Chart Industries, Inc.A	352,739	20,014,411
Colfax Corp.A	585,000	18,140,850
Columbus McKinnon Corp.	99,593	3,573,397
Commercial Vehicle Group, Inc.A	141,817	951,592
EnPro Industries, Inc.	106,998	8,040,900
Federal Signal Corp.	1,430,425	30,983,005
Global Brass & Copper Holdings, Inc.	343,207	10,296,210
Graham Corp.	18,800	405,704
Greenbrier Cos, Inc.B	376,034	16,489,091
Hillenbrand, Inc.	218,359	10,120,940
Hurco Cos, Inc.	24,000	1,060,800
Hyster-Yale Materials Handling, Inc.	151,626	10,795,771
Kennametal, Inc.	126,251	4,601,849
Lindsay Corp.	129,426	11,371,368
Luxfer Holdings PLC	29,579	414,106
Meritor, Inc.A	321,031	6,250,474
Miller Industries, Inc.	259,542	6,423,665
Mueller Industries, Inc.	10,200	277,236
Navistar International Corp.A	106,166	3,695,638
Park-Ohio Holdings Corp.	80,437	3,048,562
Sun Hydraulics Corp.	113,086	5,492,587
Tennant Co.	56,107	4,151,918
Terex Corp.	674,039	24,615,904
TriMas Corp.A	204,474	5,541,245
Trinity Industries, Inc.	384,932	12,267,783
Wabash National Corp.	200,851	4,029,071
Watts Water Technologies, Inc., Class A	61,789	4,603,281

		312,380,036

Marine - 0.51%
Kirby Corp.A	116,228	9,914,248
Matson, Inc.	873,147	25,522,087

		35,436,335

Professional Services - 1.35%
Barrett Business Services, Inc.	21,200	1,855,424
CBIZ, Inc.A	22,700	422,220
FTI Consulting, Inc.A	32,500	1,898,000
Heidrick & Struggles International, Inc.	202,718	7,632,333

See accompanying notes

17

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Industrials - 18.82% (continued)
Professional Services - 1.35% (continued)
Hudson Global, Inc.A	623,926	$1,172,981
Huron Consulting Group, Inc.A	161,007	6,029,712
Insperity, Inc.	6,400	513,600
Kelly Services, Inc., Class A	377,818	11,054,955
Kforce, Inc.	42,700	1,133,685
Korn/Ferry International	753,181	40,265,056
Navigant Consulting, Inc.A	319,063	6,824,757
Resources Connection, Inc.	238,972	3,739,912
RPX Corp.	360,250	3,901,507
TrueBlue, Inc.A	283,483	7,554,822

		93,998,964

Road & Rail - 0.46%
ArcBest Corp.	431,280	13,844,088
Marten Transport Ltd.	310,302	6,050,889
Ryder System, Inc.	99,600	6,716,028
Werner Enterprises, Inc.	161,430	5,537,049

		32,148,054

Trading Companies & Distributors - 1.32%
Air Lease Corp.	291,302	12,144,380
Aircastle Ltd.	677,287	13,274,825
Applied Industrial Technologies, Inc.	104,450	6,679,578
GATX Corp.	108,056	7,049,573
Kaman Corp.	193,769	11,750,152
MRC Global, Inc.A	213,450	3,997,919
Rush Enterprises, Inc., Class AA	448,285	18,303,477
Textainer Group Holdings Ltd.A	55,661	957,369
Titan Machinery, Inc.A	74,191	1,433,370
Triton International Ltd.	227,600	7,057,876
WESCO International, Inc.A	149,100	8,878,905

		91,527,424

Total Industrials		1,306,959,208

Information Technology - 12.10%
Communications Equipment - 1.79%
ADTRAN, Inc.	67,128	983,425
ARRIS International PLCA	1,804,592	48,723,984
Ciena Corp.A	726,940	18,718,705
Comtech Telecommunications Corp.	86,725	2,652,918
Digi International, Inc.A	150,688	1,732,912
EchoStar Corp., Class AA	111,027	5,833,358
InterDigital, Inc.	64,900	4,831,805
NETGEAR, Inc.A	282,344	15,613,623
NetScout Systems, Inc.A	393,505	10,683,661
Plantronics, Inc.	210,693	13,726,649
Quantenna Communications, Inc.A	85,500	1,083,285

		124,584,325

Electronic Equipment, Instruments & Components - 4.99%
Anixter International, Inc.A	84,595	4,982,646
Avnet, Inc.	338,387	13,274,922
AVX Corp.	522,522	7,712,425
Belden, Inc.	232,395	14,315,532
Benchmark Electronics, Inc.	144,248	3,793,722
Celestica, Inc.A	538,363	6,191,175

See accompanying notes

18

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Information Technology - 12.10% (continued)
Electronic Equipment, Instruments & Components - 4.99% (continued)
Daktronics, Inc.	176,810	$1,593,058
ePlus, Inc.A	4,500	359,325
FabrinetA	365,734	10,317,356
FARO Technologies, Inc.A	464,144	23,439,272
II-VI, Inc.A	1,297,905	49,450,180
Insight Enterprises, Inc.A	177,755	6,301,415
Itron, Inc.A	131,944	8,629,138
Jabil, Inc.	455,933	12,127,818
KEMET Corp.A	159,700	2,750,034
Methode Electronics, Inc.	356,242	14,214,056
MTS Systems Corp.	397,943	20,215,504
Park Electrochemical Corp.	57,205	974,201
PC Connection, Inc.	95,543	2,550,043
Plexus Corp.A	577,345	31,661,600
Sanmina Corp.A	227,044	6,697,798
ScanSource, Inc.A	253,377	8,690,831
SYNNEX Corp.	113,082	11,327,424
Tech Data Corp.A	238,653	18,197,291
TTM Technologies, Inc.A	302,584	4,218,021
VeriFone Systems, Inc.A	173,735	3,997,642
Vishay Intertechnology, Inc.	3,290,199	58,072,012

		346,054,441

Internet Software & Services - 0.42%
Blucora, Inc.A	366,400	9,526,400
Cars.com, Inc.A	35,078	999,021
LivePerson, Inc.A	309,358	5,197,214
NIC, Inc.	548,370	8,143,295
Shutterstock, Inc.A	17,200	724,808
Web.com Group, Inc.A	246,445	4,583,877

		29,174,615

IT Services - 1.57%
Acxiom Corp.A	649,340	16,869,853
CACI International, Inc., Class AA	53,462	8,075,435
Convergys Corp.	454,273	10,611,817
CSG Systems International, Inc.	439,282	18,796,877
Luxoft Holding, Inc.A	14,800	597,180
Science Applications International Corp.	92,262	7,915,157
Sykes Enterprises, Inc.A	127,656	3,671,386
Syntel, Inc.A	292,300	8,441,624
Teradata Corp.A	367,280	15,029,098
Travelport Worldwide Ltd.	973,540	16,686,476
Unisys Corp.A B	207,146	2,320,035

		109,014,938

Semiconductors & Semiconductor Equipment - 2.75%
Advanced Energy Industries, Inc.A	228,500	13,607,175
Ambarella, Inc.A	15,279	711,849
Amkor Technology, Inc.A	1,096,156	9,076,172
Brooks Automation, Inc.	1,630,614	40,569,676
ChipMOS TECHNOLOGIES, Inc., ADRB	127,463	1,755,166
Cirrus Logic, Inc.A	256,829	9,366,554
Cohu, Inc.	94,111	2,013,975
Cree, Inc.A	228,461	8,526,165
Diodes, Inc.A	1,422,005	40,598,243
Ichor Holdings Ltd.A B	30,024	663,530

See accompanying notes

19

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Information Technology - 12.10% (continued)
Semiconductors & Semiconductor Equipment - 2.75% (continued)
Kulicke & Soffa Industries, Inc.A	280,759	$6,426,573
Mellanox Technologies Ltd.A	11,145	875,997
PDF Solutions, Inc.A	71,265	794,605
Photronics, Inc.A	2,836,414	21,698,567
Rudolph Technologies, Inc.A	13,300	337,155
Semtech Corp.A	217,504	8,547,907
SMART Global Holdings, Inc.A	119,100	4,662,765
Synaptics, Inc.A	33,886	1,474,719
Veeco Instruments, Inc.A	100,923	1,559,260
Xcerra Corp.A	1,334,340	16,118,827
Xperi Corp.	56,389	1,240,558

		190,625,438

Software - 0.40%
CommVault Systems, Inc.A	92,055	6,439,248
MicroStrategy, Inc., Class AA	7,700	981,442
Monotype Imaging Holdings, Inc.	28,700	635,705
Synchronoss Technologies, Inc.A	110,245	1,234,744
Verint Systems, Inc.A	444,552	18,715,639

		28,006,778

Technology Hardware, Storage & Peripherals - 0.18%
3D Systems Corp.A B	143,193	1,437,658
Cray, Inc.A	437,492	10,434,184
Super Micro Computer, Inc.A	34,200	605,340

		12,477,182

Total Information Technology		839,937,717

Materials - 5.60%
Chemicals - 1.84%
American Vanguard Corp.	74,900	1,614,095
Cabot Corp.	409,838	22,893,551
Core Molding Technologies, Inc.	17,596	272,738
FutureFuel Corp.	49,630	580,671
GCP Applied Technologies, Inc.A	24,200	693,330
Hawkins, Inc.	19,200	624,000
HB Fuller Co.	112,664	5,573,488
Innospec, Inc.	83,678	6,083,391
Koppers Holdings, Inc.A	104,558	4,579,640
Kraton Corp.A	240,708	10,993,134
Kronos Worldwide, Inc.	215,515	4,965,466
LSB Industries, Inc.A B	124,315	687,462
Minerals Technologies, Inc.	87,988	6,075,571
PolyOne Corp.	721,880	30,210,678
Rayonier Advanced Materials, Inc.	289,191	6,188,687
Stepan Co.	152,460	10,720,987
Trecora ResourcesA	29,700	384,615
Trinseo S.A.	204,306	14,904,123

		128,045,627

Containers & Packaging - 0.35%
Greif, Inc., Class A	79,951	4,678,732
Owens-Illinois, Inc.A	975,493	19,831,773

		24,510,505

Metals & Mining - 2.52%
Allegheny Technologies, Inc.A B	1,589,900	42,243,643

See accompanying notes

20

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Materials - 5.60% (continued)
Metals & Mining - 2.52% (continued)
Carpenter Technology Corp.	602,944	$32,112,798
Cleveland-Cliffs, Inc.A	836,500	6,206,830
Coeur Mining, Inc.A	581,944	4,405,316
Commercial Metals Co.	379,206	7,967,118
Compass Minerals International, Inc.B	23,116	1,555,707
Ferroglobe PLCA	2,562,970	28,961,561
Ferroglobe Representation & Warranty InsuranceC	2,123,070	-
Haynes International, Inc.	64,053	2,678,056
Hecla Mining Co.	2,037,791	7,804,740
Hudbay Minerals, Inc.	376,394	2,615,938
Materion Corp.	317,451	16,110,638
Pan American Silver Corp.	393,267	6,339,464
Real Industry, Inc.A	722,432	278,136
Schnitzer Steel Industries, Inc., Class A	238,000	7,009,100
SunCoke Energy Partners LP	38,700	594,045
Worthington Industries, Inc.	173,836	7,740,917

		174,624,007

Paper & Forest Products - 0.89%
Boise Cascade Co.	30,120	1,252,992
Clearwater Paper Corp.A	19,484	460,797
Domtar Corp.	413,743	18,163,318
Louisiana-Pacific Corp.	989,990	28,046,417
Mercer International, Inc.	257,361	3,448,637
PH Glatfelter Co.	265,339	5,542,932
Schweitzer-Mauduit International, Inc.	86,585	3,379,412
Verso Corp., Class AA	76,618	1,383,721

		61,678,226

Total Materials		388,858,365

Real Estate - 3.64%
Equity Real Estate Investment Trusts (REITs) - 3.59%
Agree Realty Corp.	201,976	9,872,587
Ashford Hospitality Trust, Inc.	848,153	5,835,293
Brandywine Realty Trust	468,396	7,545,859
CoreCivic, Inc.	608,701	12,271,412
Cousins Properties, Inc.	836,804	7,439,188
Education Realty Trust, Inc.	214,536	7,060,380
Front Yard Residential Corp.	137,136	1,346,675
GEO Group, Inc.	1,236,542	27,822,195
Granite Real Estate Investment Trust	596,260	23,558,233
Hospitality Properties Trust	108,731	2,705,227
LaSalle Hotel Properties	440,827	13,035,254
Lexington Realty Trust	1,579,269	12,697,323
Medical Properties Trust, Inc.	540,332	6,905,443
New York REIT, Inc.B	112,311	2,428,164
Outfront Media, Inc.	542,721	10,176,019
Pebblebrook Hotel Trust	360,369	12,609,311
Preferred Apartment Communities, Inc., Class A,	523,930	7,707,010
Ramco-Gershenson Properties Trust	422,455	5,048,337
Retail Properties of America, Inc., Class A,	744,839	8,595,442
RLJ Lodging Trust	284,472	5,908,483
Ryman Hospitality Properties, Inc.	125,994	9,875,410
Select Income REIT	462,695	8,772,697
Seritage Growth PropertiesB	716,559	25,488,004
Sunstone Hotel Investors, Inc.	639,232	9,972,019

See accompanying notes

21

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.96% (continued)
Real Estate - 3.64% (continued)
Equity Real Estate Investment Trusts (REITs) - 3.59% (continued)
Urban Edge Properties	219,933	$4,524,022

		249,199,987

Real Estate Management & Development - 0.05%
Forestar Group, Inc.A B	110,086	2,399,875
Tejon Ranch Co.A	50,412	1,226,524

		3,626,399

Total Real Estate		252,826,386

Telecommunication Services - 0.19%
Diversified Telecommunication Services - 0.06%
ATN International, Inc.	22,432	1,188,896
Iridium Communications, Inc.A B	276,385	3,288,981

		4,477,877

Wireless Telecommunication Services - 0.13%
Spok Holdings, Inc.	93,901	1,399,125
Telephone & Data Systems, Inc.	265,654	7,260,324

		8,659,449

Total Telecommunication Services		13,137,326

Utilities - 2.32%
Electric Utilities - 1.25%
ALLETE, Inc.	101,938	7,789,083
El Paso Electric Co.	11,900	607,495
Hawaiian Electric Industries, Inc.	310,867	10,783,976
IDACORP, Inc.	221,125	20,564,625
Otter Tail Corp.	7,500	328,875
PNM Resources, Inc.	36,368	1,441,991
Portland General Electric Co.	1,072,991	45,580,658

		87,096,703

Gas Utilities - 0.77%
Chesapeake Utilities Corp.	155,487	11,817,012
National Fuel Gas Co.	237,063	12,173,185
Northwest Natural Gas Co.	18,865	1,156,425
South Jersey Industries, Inc.B	322,187	9,955,578
Southwest Gas Holdings, Inc.	235,654	17,200,386
Star Group LP	68,124	662,165
Suburban Propane Partners LP	13,700	316,881

		53,281,632

Independent Power & Renewable Electricity Producers - 0.14%
NRG Yield, Inc., Class A	95,748	1,686,122
NRG Yield, Inc., Class C	467,360	8,319,008

		10,005,130

Multi-Utilities - 0.16%
Avista Corp.	28,904	1,498,961
NorthWestern Corp.	165,322	9,082,791
Unitil Corp.	6,800	330,412

		10,912,164

Total Utilities		161,295,629

Total Common Stocks (Cost $5,543,741,090)		6,662,038,768

See accompanying notes

22

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED INSTRUMENTS - 0.22% (Cost $15,434,928)
Exchange-Traded Funds - 0.22%
iShares Russell 2000 Value ETFB	123,567	$15,338,372

SHORT-TERM INVESTMENTS - 3.61% (Cost $250,178,951)
Investment Companies - 3.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	250,178,951	250,178,951

SECURITIES LENDING COLLATERAL - 2.61% (Cost $181,319,674)
Investment Companies - 2.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	181,319,674	181,319,674

TOTAL INVESTMENTS - 102.40% (Cost $5,990,674,643)		7,108,875,765
LIABILITIES, NET OF OTHER ASSETS - (2.40%)		(166,335,538)

TOTAL NET ASSETS - 100.00%		$6,942,540,227

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2018.

C Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets. Value was determined using significant unobservable inputs.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP – Master Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	3,112	June 2018	$245,220,635	$240,215,280	$(5,005,355)

			$245,220,635	$240,215,280	$(5,005,355)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,662,038,768	$-	$0	(1)	$6,662,038,768
Exchange-Traded Instruments	15,338,372	-	-		15,338,372
Short-Term Investments	250,178,951	-	-		250,178,951
Securities Lending Collateral	181,319,674	-	-		181,319,674

Total Investments in Securities - Assets	$7,108,875,765	$-	$-		$7,108,875,765

Financial Derivative Instruments - Liabilities
Futures Contracts	$(5,005,355)	$-	$-		$(5,005,355)

Total Financial Derivative Instruments - Liabilities	$(5,005,355)	$-	$-		$(5,005,355)

(1) Investment held in the Fund’s Portfolio with $0 fair value.

See accompanying notes

23

American Beacon Small Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2017	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0(1)	$ -	$ -	$-	$-	$-	$-	$-	$0(1)	$-

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.
(1)	Investment held in the Fund’s Portfolio with $0 fair value.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

24

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$6,677,377,140
Investments in affiliated securities, at fair value‡	431,498,625
Deposit with brokers for futures contracts	13,190,598
Dividends and interest receivable	2,703,803
Receivable for investments sold	14,103,131
Receivable for fund shares sold	6,304,276
Prepaid expenses	93,816

Total assets	7,145,271,389

Liabilities:
Payable for investments purchased	3,515,774
Payable for fund shares redeemed	7,765,788
Payable for variation margin from open futures contracts (Note 5)	4,998,416
Payable upon return of securities loaned (Note 9)§	181,319,674
Management and sub-advisory fees payable (Note 2)	4,285,411
Service fees payable (Note 2)	211,022
Transfer agent fees payable (Note 2)	151,937
Custody and fund accounting fees payable	362,962
Professional fees payable	41,273
Trustee fees payable (Note 2)	8,852
Payable for prospectus and shareholder reports	27,715
Other liabilities	42,338

Total liabilities	202,731,162

Net assets	$6,942,540,227

Analysis of net assets:
Paid-in-capital	$5,540,949,790
Undistributed net investment income	8,047,964
Accumulated net realized gain	280,346,549
Unrealized appreciation of investments in unaffiliated securitiesA	1,118,201,122
Unrealized appreciation of foreign currency transactions	157
Unrealized (depreciation) of futures contracts	(5,005,355)

Net assets	$6,942,540,227

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	192,476,397

Y Class	14,038,965

Investor Class	22,539,929

Advisor Class	3,590,348

A Class	2,847,922

C Class	592,127

R6 Class	21,464,664

Net assets:
Institutional Class	$5,217,419,465

Y Class	$375,345,589

Investor Class	$588,093,536

Advisor Class	$92,439,111

A Class	$72,961,773

C Class	$14,569,083

R6 Class	$581,711,670

Net asset value, offering and redemption price per share:
Institutional Class	$27.11

Y Class	$26.74

Investor Class	$26.09

Advisor Class	$25.75

A Class	$25.62

A Class (offering price)	$27.18

C Class	$24.60

R6 Class	$27.10

† Cost of investments in unaffiliated securities	$5,559,176,018
‡ Cost of investments in affiliated securities	$431,498,625
§ Fair value of securities on loan	$173,944,582
A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

25

American Beacon Small Cap Value FundSM

Statement of Operations

For the period ended April 30, 2018 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$50,814,943
Dividend income from affiliated securities	1,544,857
Income derived from securities lending (Note 9)	1,419,371

Total investment income	53,779,171

Expenses:
Management and sub-advisory fees (Note 2)	25,952,479
Transfer agent fees:
Institutional Class (Note 2)	786,877
Y Class (Note 2)	169,697
Investor Class	15,776
Advisor Class	3,553
A Class	3,271
C Class	1,382
R6 Class	1,898
Custody and fund accounting fees	359,190
Professional fees	151,093
Registration fees and expenses	87,253
Service fees (Note 2):
Investor Class	1,035,407
Advisor Class	120,109
A Class	49,831
C ClassA	(11,881)
Distribution fees (Note 2):
Advisor Class	120,157
A Class	90,098
C Class	75,013
Prospectus and shareholder report expenses	178,693
Trustee fees (Note 2)	215,736
Other expenses	190,246

Total expenses	29,595,878

Net investment income	24,183,293

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	324,568,696
Commission recapture (Note 1)	8,906
Foreign currency transactions	(10,817)
Futures contracts	11,406,617
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(306,241,714)
Foreign currency transactions	596
Futures contracts	(11,566,695)

Net gain from investments	18,165,589

Net increase in net assets resulting from operations	$42,348,882

† Foreign taxes	$220,523
A The Manager voluntarily reimbursed service fees.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

26

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$24,183,293	$35,906,655
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	335,973,402	579,320,266
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(317,807,813)	807,767,623

Net increase in net assets resulting from operations	42,348,882	1,422,994,544

Distributions to shareholders:
Net investment income:
Institutional Class	(28,167,910)	(44,712,589)
Y Class	(1,779,257)	(2,820,317)
Investor Class	(1,528,820)	(3,777,116)
Advisor Class	(46,233)	(514,722)
A Class	(145,351)	(310,111)
R6 Class	(2,178,923)	–
Net realized gain from investments:
Institutional Class	(455,822,949)	(122,225,000)
Y Class	(32,696,634)	(8,295,210)
Investor Class	(57,157,688)	(15,742,672)
Advisor Class	(8,668,613)	(2,933,912)
A Class	(6,270,522)	(1,474,164)
C Class	(1,398,032)	(344,117)
R6 Class	(33,334,855)	–

Net distributions to shareholders	(629,195,787)	(203,149,930)

Capital share transactions (Note 11):
Proceeds from sales of shares	980,889,022	2,041,595,238
Reinvestment of dividends and distributions	608,543,857	196,388,754
Cost of shares redeemed	(1,100,414,442)	(2,233,807,450)

Net increase in net assets from capital share transactions	489,018,437	4,176,542

Net increase (decrease) in net assets	(97,828,468)	1,224,021,156

Net assets:
Beginning of period	7,040,368,695	5,816,347,539

End of period *	$6,942,540,227	$7,040,368,695

*Includes undistributed net investment income	$8,047,964	$17,711,165

See accompanying notes

27

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. As of April 30, 2018, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

28

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income are generally paid at least annually and recorded on the ex-dividend date. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

29

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; Foundry Partners, LLC; Hillcrest Asset Management, LLC; Hotchkis and Wiley Capital Management, LLC; and BNY Mellon Asset Management North America Corporation (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the period ended April 30, 2018 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$12,413,066
Sub-Advisor Fees	0.40%	13,539,413

Total	0.75%	$25,952,479

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended April 30, 2018, the Manager received securities lending fees of $151,657 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the Advisor, A, and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

30

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to the Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$848,118

As of April 30, 2018, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$97,529

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received net commissions on purchases and sales of the Fund’s portfolio securities totaling $62,578 for the period ended April 30, 2018.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2018, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Small Cap Value	$120,492	$103,715	$224,207

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Fund because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2018, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended April 30, 2018 there were no waived fees, expenses reimbursed, or recouped expenses.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Fund’s shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund’s shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Fund’s shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Sales Commissions

The Fund’s Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2018, Foreside collected $3,562 for the Fund from the sale of Class A Shares. During the period March 1, 2018 through April 30, 2018, RID collected $391 for the Fund from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2018, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2018, Foreside collected CDSC fees of $229 for Class C Shares of the Fund. During the period March 1, 2018 through April 30, 2018, RID collected $187 for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, and American Beacon Sound Point Enhanced Income Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts

American Depositary Receipts (“ADRs”) are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

During the period ended April 30, 2018, the Fund entered into future contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2018
Small Cap Value	2,806

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(5,005,355)	$(5,005,355)

The effect of financial derivative instruments on the Statement of Operations as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$11,406,617	$11,406,617

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(11,566,695)	$(11,566,695)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Equity Investment Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on

38

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-adviser manages its allocated portion of the Fund independently from another sub-adviser, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks; i) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net

39

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2018.

Offsetting of Financial and Derivative Assets as of April 30, 2018:
	Assets	Liabilities
Futures Contracts	$-	$5,005,355

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$5,005,355

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(5,005,355)

	Remaining Contractual Maturity of the Agreements As of April 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$181,319,674	$-	$-	$-	$181,319,674

Total Borrowings	$181,319,674	$-	$-	$-	$181,319,674

Gross amount of recognized liabilities for securities lending transactions					$181,319,674

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2018 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$6,056,383,241	$1,301,263,321	$(248,770,640)	$1,052,492,681

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended October 31, 2017, the Fund did not have any capital loss carryforwards.

40

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$2,236,025,010	$2,397,642,318

A summary of the Fund’s transactions in the USG Select Fund for the period ended April 30, 2018 were as follows:

Fund	Type of Transaction	October 31, 2017 Shares/Fair Value	Purchases	Sales	April 30, 2018 Shares/Fair Value	Dividend Income
Small Cap Value	Direct	$209,651,676	$935,730,904	$895,203,629	$250,178,951	$1,544,857
Small Cap Value	Securities Lending	236,088,074	498,117,796	552,886,196	181,319,674	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral

41

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$173,944,582	$181,319,674	$–	$181,319,674

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 16, 2017, the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Fund, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2018, the Fund did not utilize this facility.

42

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	17,560,227	$491,083,890	49,422,685	$1,376,685,742
Reinvestment of dividends	16,834,083	466,809,134	5,798,690	161,493,508
Shares redeemed	(29,213,479)	(821,471,679)	(61,608,781)	(1,720,366,623)

Net increase (decrease) in shares outstanding	5,180,831	$136,421,345	(6,387,406)	$(182,187,373)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	2,465,147	$67,789,460	5,596,098	$152,304,889
Reinvestment of dividends	1,202,236	32,893,173	377,530	10,385,850
Shares redeemed	(2,651,578)	(72,579,098)	(5,257,927)	(143,345,782)

Net increase in shares outstanding	1,015,805	$28,103,535	715,701	$19,344,957

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,616,082	$43,759,952	5,842,502	$156,520,663
Reinvestment of dividends	2,130,538	56,927,968	705,910	19,003,095
Shares redeemed	(4,407,286)	(118,449,928)	(9,608,715)	(256,230,663)

Net (decrease) in shares outstanding	(660,666)	$(17,762,008)	(3,060,303)	$(80,706,905)

	Advisor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	415,737	$11,102,013	1,009,536	$26,701,726
Reinvestment of dividends	330,358	8,714,846	129,599	3,448,634
Shares redeemed	(670,595)	(17,837,421)	(2,369,756)	(62,775,350)

Net increase (decrease) in shares outstanding	75,500	$1,979,438	(1,230,621)	$(32,624,990)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	840,801	$22,609,385	1,059,496	$27,970,034
Reinvestment of dividends	241,813	6,345,165	66,206	1,754,460
Shares redeemed	(502,831)	(13,357,712)	(1,591,955)	(41,214,901)

Net increase (decrease) in shares outstanding	579,783	$15,596,838	(466,253)	$(11,490,407)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	50,091	$1,286,125	226,407	$5,808,095
Reinvestment of dividends	53,040	1,339,793	11,793	303,207
Shares redeemed	(79,407)	(2,035,689)	(203,109)	(5,189,248)

Net increase in shares outstanding	23,724	$590,229	35,091	$922,054

43

American Beacon Small Cap Value FundSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	R6 Class
	Six Months Ended April 30, 2018		February 28, 2017A to October 31, 2017
	(unaudited)
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	12,139,833	$343,258,197	10,184,651	$295,604,089
Reinvestment of dividends	1,281,161	35,513,778	-	-
Shares redeemed	(1,980,324)	(54,682,915)	(160,657)	(4,684,883)

Net increase in shares outstanding	11,440,670	$324,089,060	10,023,994	$290,919,206

A Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016B	2015	2014C	2013

	(unaudited)
Net asset value, beginning of period	$29.51		$24.36	$24.69	$27.80	$28.04	$21.04

Income from investment operations:
Net investment income	0.10		0.17	0.23	0.24	0.17	0.25
Net gains on investments (both realized and unrealized)	0.14		5.83	0.79	0.02	2.18	7.60

Total income from investment operations	0.24		6.00	1.02	0.26	2.35	7.85

Less distributions:
Dividends from net investment income	(0.15)		(0.23)	(0.20)	(0.19)	(0.14)	(0.27)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.64)		(0.85)	(1.35)	(3.37)	(2.59)	(0.85)

Net asset value, end of period	$27.11		$29.51	$24.36	$24.69	$27.80	$28.04

Total returnD	0.64	%E	24.80%	4.58%	0.87%	8.78%	38.59%

Ratios and supplemental data:
Net assets, end of period	$5,217,419,465		$5,527,380,111	$4,717,291,753	$4,313,522,956	$4,002,884,144	$3,430,107,382
Ratios to average net assets:
Expenses, before reimbursements	0.80	%F	0.82%	0.83%	0.81%	0.80%	0.82%
Expenses, net of reimbursements	0.80	%F	0.82%	0.83%	0.81%	0.80%	0.82%
Net investment income, before expense reimbursements	0.73	%F	0.58%	1.01%	0.99%	0.67%	1.01%
Net investment income, net of reimbursements	0.73	%F	0.58%	1.01%	0.99%	0.67%	1.01%
Portfolio turnover rate	33	%E	48%	53%	47%	73%	48%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
B	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

45

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016A	2015	2014B	2013

	(unaudited)
Net asset value, beginning of period	$29.13		$24.06	$24.41	$27.52	$27.81	$20.89

Income from investment operations:
Net investment income	0.09		0.12	0.23	0.23	0.18	0.22
Net gains on investments (both realized and unrealized)	0.15		5.78	0.76	0.01	2.12	7.55

Total income from investment operations	0.24		5.90	0.99	0.24	2.30	7.77

Less distributions:
Dividends from net investment income	(0.14)		(0.21)	(0.19)	(0.17)	(0.14)	(0.27)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.63)		(0.83)	(1.34)	(3.35)	(2.59)	(0.85)

Net asset value, end of period	$26.74		$29.13	$24.06	$24.41	$27.52	$27.81

Total returnC	0.62	%D	24.70%	4.49%	0.79%	8.67%	38.45%

Ratios and supplemental data:
Net assets, end of period	$375,345,589		$379,409,116	$296,082,333	$251,360,287	$190,416,114	$122,849,739
Ratios to average net assets:
Expenses, before reimbursements	0.87	%E	0.90%	0.90%	0.90%	0.89%	0.91%
Expenses, net of reimbursements	0.87	%E	0.90%	0.90%	0.90%	0.89%	0.91%
Net investment income, before expense reimbursements	0.67	%E	0.50%	0.94%	0.90%	0.58%	0.74%
Net investment income, net of reimbursements	0.67	%E	0.50%	0.94%	0.90%	0.58%	0.74%
Portfolio turnover rate	33	%D	48%	53%	47%	73%	48%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
B	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

46

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016A	2015	2014B	2013

	(unaudited)
Net asset value, beginning of period	$28.46		$23.52	$23.86	$26.96	$27.27	$20.47

Income (loss) from investment operations:
Net investment income	0.07		0.11	0.19	0.18	0.10	0.18
Net gains (losses) on investments (both realized and unrealized)	0.12		5.60	0.73	(0.02)	2.09	7.38

Total income (loss) from investment operations	0.19		5.71	0.92	0.16	2.19	7.56

Less distributions:
Dividends from net investment income	(0.07)		(0.15)	(0.11)	(0.08)	(0.05)	(0.18)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.56)		(0.77)	(1.26)	(3.26)	(2.50)	(0.76)

Net asset value, end of period	$26.09		$28.46	$23.52	$23.86	$26.96	$27.27

Total returnC	0.46	%D	24.43%	4.27%	0.50%	8.40%	38.11%

Ratios and supplemental data:
Net assets, end of period	$588,093,536		$660,241,571	$617,552,712	$723,044,801	$851,731,763	$934,041,370
Ratios to average net assets:
Expenses, before reimbursements	1.11	%E	1.12%	1.14%	1.15%	1.16%	1.18%
Expenses, net of reimbursements	1.11	%E	1.12%	1.14%	1.15%	1.16%	1.18%
Net investment income, before expense reimbursements	0.43	%E	0.27%	0.70%	0.67%	0.33%	0.73%
Net investment income, net of reimbursements	0.43	%E	0.27%	0.70%	0.67%	0.33%	0.73%
Portfolio turnover rate	33	%D	48%	53%	47%	73%	48%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
B	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

47

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor ClassA
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016B	2015	2014C	2013

	(unaudited)
Net asset value, beginning of period	$28.09		$23.22	$23.60	$26.69	$27.06	$20.35

Income from investment operations:
Net investment income	0.03		0.03	0.12	0.13	0.06	0.14
Net gains on investments (both realized and unrealized)	0.13		5.57	0.73	0.01	2.07	7.34

Total income from investment operations	0.16		5.60	0.85	0.14	2.13	7.48

Less distributions:
Dividends from net investment income	(0.01)		(0.11)	(0.08)	(0.05)	(0.05)	(0.19)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.50)		(0.73)	(1.23)	(3.23)	(2.50)	(0.77)

Net asset value, end of period	$25.75		$28.09	$23.22	$23.60	$26.69	$27.06

Total returnD	0.38	%E	24.26%	4.01%	0.41%	8.22%	37.93%

Ratios and supplemental data:
Net assets, end of period	$92,439,111		$98,718,359	$110,205,158	$98,224,328	$102,681,998	$88,032,906
Ratios to average net assets:
Expenses, before reimbursements	1.29	%F	1.30%	1.31%	1.31%	1.29%	1.31%
Expenses, net of reimbursements	1.29	%F	1.30%	1.31%	1.31%	1.29%	1.31%
Net investment income, before expense reimbursements	0.25	%F	0.11%	0.53%	0.51%	0.18%	0.46%
Net investment income, net of reimbursements	0.25	%F	0.11%	0.53%	0.51%	0.18%	0.46%
Portfolio turnover rate	33	%E	48%	53%	47%	73%	48%

A	On January 15, 2016, the Retirement Class closed and the assets were merged into the Advisor Class.
B	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
C	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
D	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
E	Not annualized.
F	Annualized.

See accompanying notes

48

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016A	2015	2014B	2013

	(unaudited)
Net asset value, beginning of period	$27.99		$23.14	$23.54	$26.63	$27.03	$20.35

Income from investment operations:
Net investment income	0.05		0.07	0.15	0.13	0.11	0.16
Net gains on investments (both realized and unrealized)	0.13		5.53	0.73	0.02	2.03	7.30

Total income from investment operations	0.18		5.60	0.88	0.15	2.14	7.46

Less distributions:
Dividends from net investment income	(0.06)		(0.13)	(0.13)	(0.06)	(0.09)	(0.20)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.55)		(0.75)	(1.28)	(3.24)	(2.54)	(0.78)

Net asset value, end of period	$25.62		$27.99	$23.14	$23.54	$26.63	$27.03

Total returnC	0.43	%D	24.36%	4.17%	0.45%	8.30%	37.83%

Ratios and supplemental data:
Net assets, end of period	$72,961,773		$63,481,305	$63,277,387	$54,815,183	$29,569,753	$13,417,645
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.17	%E	1.20%	1.21%	1.21%	1.27%	1.35%
Expenses, net of reimbursements or recoupments	1.17	%E	1.20%	1.21%	1.22%	1.27%	1.32%
Net investment income, before expense reimbursements or recoupments	0.36	%E	0.20%	0.64%	0.56%	0.19%	0.30%
Net investment income, net of reimbursements or recoupments	0.36	%E	0.20%	0.64%	0.54%	0.20%	0.34%
Portfolio turnover rate	33	%D	48%	53%	47%	73%	48%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
B	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

49

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31,
			2017	2016A	2015	2014B	2013

	(unaudited)
Net asset value, beginning of period	$26.98		$22.39	$22.84	$26.05	$26.60	$20.07

Income (loss) from investment operations:
Net investment income (loss)	-		(0.14)	(0.02)	0.03	(0.07)	0.03
Net gains (losses) on investments (both realized and unrealized)	0.11		5.35	0.72	(0.06)	1.97	7.17

Total income (loss) from investment operations	0.11		5.21	0.70	(0.03)	1.90	7.20

Less distributions:
Dividends from net investment income	-		-	-	-	-	(0.09)
Distributions from net realized gains	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.58)

Total distributions	(2.49)		(0.62)	(1.15)	(3.18)	(2.45)	(0.67)

Net asset value, end of period	$24.60		$26.98	$22.39	$22.84	$26.05	$26.60

Total returnC	0.18	%D	23.39%	3.42%	(0.31)%	7.46%	36.88%

Ratios and supplemental data:
Net assets, end of period	$14,569,083		$15,335,554	$11,938,196	$11,718,580	$9,676,368	$6,396,419
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.65	%E	1.96%	1.96%	1.97%	2.03%	2.09%
Expenses, net of reimbursements or recoupments	1.65	%E	1.96%	1.96%	1.98%	2.03%	2.07%
Net investment (loss), before expense reimbursements or recoupments	(0.12	)%E	(0.58)%	(0.12)%	(0.17)%	(0.56)%	(0.41)%
Net investment (loss), net of reimbursements or recoupments	(0.12	)%E	(0.58)%	(0.12)%	(0.17)%	(0.56)%	(0.39)%
Portfolio turnover rate	33	%D	48%	53%	47%	73%	48%

A	On June 20, 2016, Dreman Value Management, LLC was terminated and ceased managing assets of the Small Cap Value Fund, and was replaced by Foundry Asset Management.
B	On August 19, 2014, Opus Capital Group, LLC was terminated and ceased managing assets of the Small Cap Value Fund. On March 17, 2014, Barrow Hanley, Mewhinney & Strauss, LLC began managing additional assets of the Small Cap Value Fund. On September 19, 2014, Hillcrest Asset Management, LLC began managing assets of the Small Cap Value Fund.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

50

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended April 30, 2018		February 28, 2017A to October 31, 2017

	(unaudited)
Net asset value, beginning of period	$29.51		$28.03

Income from investment operations:
Net investment income	0.14		-	B
Net gains on investments (both realized and unrealized)	0.10		1.48

Total income from investment operations	0.24		1.48

Less distributions:
Dividends from net investment income	(0.16)		-
Distributions from net realized gains	(2.49)		-

Total distributions	(2.65)		-

Net asset value, end of period	$27.10		$29.51

Total returnC	0.63	%D	5.28	%D

Ratios and supplemental data:
Net assets, end of period	$581,711,670		$295,802,679
Ratios to average net assets:
Expenses, before reimbursements	0.78	%E	0.80	%E
Expenses, net of reimbursementsG	0.78	%E	0.80	%E
Net investment income (loss), before expense reimbursements	0.74	%E	(0.04	)%E
Net investment income (loss), net of reimbursements	0.74	%E	(0.04	)%E
Portfolio turnover rate	33	%D	48	%F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from February 28, 2017 through October 31, 2017 and is not annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

51

Delivery of Documents

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shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/18

American Beacon®
FUNDS

2018 SEMI-ANNUAL REPORT

April 30, 2018

BALANCED FUND

MID-CAP VALUE FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

BALANCED FUND RISKS

The use of fixed-income securities entails interest rate and credit risks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

MID-CAP VALUE FUND RISKS

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in value stocks may limit downside risk over time; however, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	April 30, 2018

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term investment goals:

Institutional wisdom + earned alpha = enduring value.

▶  We believe institutional wisdom comes from having more than 30 years of experience as manager of one of the country’s largest pension plans. As a fiduciary, we have built an investment due-diligence and oversight infrastructure, which we leverage across all our investment products. When selecting our investment managers, we focus on their people, processes and performance. We perform due-diligence reviews with each investment manager on a quarterly basis.

▶  We believe earned alpha – that is, the returns of an actively managed fund beyond a benchmark – comes from employing and engaging investment managers we believe are best-in-class and who have defined, repeatable and proven processes. Our experience has shown us that, while it’s important to be mindful of short-term considerations, having a long-term focus helps manage expectations, mitigate risks and realize goals. Thus, we seek relationships with leading investment managers who display a willingness to undertake time-intensive research strategies. The resulting investment portfolios are differentiated from their peers and allow incremental changes to help address periods of market volatility and economic uncertainty.

▶	We believe enduring value comes from “putting a portfolio in place and sticking with the plan.” Our mutual funds provide you with access to institutional-quality, research-intensive investment managers with diverse processes and styles. In the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals.

The markets and U.S. economy were robust during calendar year 2017. However, during periods of market volatility and economic uncertainty – such as what we’ve seen thus far in 2018 – investing for the long term requires conviction. It isn’t about identifying and anticipating the next big market move. It’s about identifying the right investment products for riding out those moves. It’s about developing an approach based on long-term participation, while seeking some measure of protection against ongoing volatility.

As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for high quality and lower risk.

At American Beacon, our approach is more than a concept. It’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment products for your portfolio.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Balanced FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon Balanced Fund (the “Fund”) returned 1.59% for the six months ended April 30, 2018, outperforming the 60% Russell 1000® Value Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (Balanced Composite Index) return of 0.47% for the same period.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,7)	AADBX	1.79%	7.87%	5.40%	7.65%	6.71%
Y Class (1,2,7)	ACBYX	1.74%	7.84%	5.35%	7.60%	6.64%
Investor Class (1,7)	AABPX	1.59%	7.59%	5.04%	7.30%	6.37%
Advisor Class (1,7)	ABLSX	1.54%	7.43%	4.86%	7.12%	6.19%
A without Sales Charge (1,3,7)	ABFAX	1.71%	7.61%	5.01%	7.23%	6.29%
A with Sales Charge (1,3,7)	ABFAX	(4.11)%	1.42%	2.95%	5.97%	5.67%
C without Sales Charge (1,4,7)	ABCCX	1.32%	6.80%	4.20%	6.42%	5.67%
C with Sales Charge (1,4,7)	ABCCX	0.32%	5.80%	4.20%	6.42%	5.67%

Balanced Composite Index (5)		0.47%	4.40%	5.13%	6.96%	6.13%
Russell 1000® Value Index (6)		1.94%	7.50%	7.66%	10.52%	7.30%
Bloomberg Barclays U.S. Aggregate Bond Index (6)		(1.87)%	(0.32)%	1.07%	1.47%	3.57%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/08 up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/08. A portion of the fees charged to the Y Class of the Fund was waived in 2011, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011.

3.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/08. A portion of the fees charged to the A Class of the Fund was waived in 2011 and 2012, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown in 2011 and 2012. A Class has a maximum sales charge of 5.75%.

4.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/08. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2012, partially recovered in 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. The maximum contingent deferred sales charge for C Class is 1% for shares redeemed within one year of the date of purchase.

5.	To reflect the Fund’s allocation of its assets between investment-grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Bloomberg Barclays U.S. Aggregate Bond Index have been combined in a 60% / 40% proportion.

6.	The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Bloomberg Barclays U.S. Aggregate Bond Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

7.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A and C Class shares were 0.60%, 0.69%, 0.90%, 1.09%, 1.00% and 1.74%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Balanced FundSM

Performance Overview

April 30, 2018 (Unaudited)

During the six-month period, the Fund’s assets on average were invested 67% in equities (including equitized cash) and 33% in fixed-income securities, ending the period with approximately the same allocation.

The equity portion of the Fund (excluding equitized cash) returned 3.7% for the period, outperforming the Russell 1000 Value Index (the “Index”) return of 1.9%. The equity portion of the Fund outperformed the Index as both stock selection and sector allocation added value relative to the Index.

Stock selections in the Energy, Information Technology and Telecommunications sectors contributed most of the outperformance during the six-month period. In the Energy sector, ConocoPhillips – up 28.9% was the largest contributor, followed closely by BP PLC Sponsored ADR – up 12.9%. In the Information Technology sector, Hewlett Packard Enterprise – up 24.7% was the largest contributor, followed by Microsoft Corp. – up 13.7%. In the Telecommunication Services sector, the Fund’s position in Vodafone Group PLC, Sponsored ADR – up 3.8% led to the outperformance. The aforementioned positive sector’s positions outweighed negative performance from investments in American International Group – down 12.3% and Citigroup, Inc. – down 6.1% within the Financials sector.

The Fund’s overweight to Energy – up 10.6% – the best performing sector in the Index – and underweight to Utilities, Real Estate and Consumer Staples – down 4.2%, 3.7% and 7.1%, respectively helped performance the most through sector allocation. On the other hand, being overweight in Industrials – down 4.5% weighed on the Fund’s relative value.

The fixed-income portion of the Fund returned -1.0% for the six-month period, outperforming the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) return of -1.9%. The Fund’s fixed-income excess performance relative to the Barclays Index was due solely to good security selection. The Fund’s selections within U.S. Treasuries – down 0.1% added relative value. Good selections in the Manufacturing and Finance sectors within Corporates also added to the Fund. From a duration perspective, the portfolio was helped most by overweighting the 0 to 1 year range, as well as underweighting the 10 to 30 year range.

The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

American Beacon Balanced FundSM

Performance Overview

April 30, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.604%, Due 7/31/2018		4.1
Citigroup, Inc.		2.4
Bank of America Corp.		2.1
JPMorgan Chase & Co.		1.9
BP PLC, Sponsored ADR		1.8
American International Group, Inc.		1.7
ConocoPhillips		1.6
Microsoft Corp.		1.5
Wells Fargo & Co.		1.5
General Motors Co.		1.3

Total Fund Holdings	499

Sector Allocation (% Equities)
Financials		26.5
Energy		18.0
Consumer Discretionary		13.2
Information Technology		10.7
Health Care		10.3
Industrials		9.5
Consumer Staples		4.7
Materials		3.9
Telecommunication Services		1.9
Utilities		1.3

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		41.5
Financial		14.9
U.S. Agency Mortgage-Backed Obligations		14.2
Consumer, Cyclical		5.9
Communications		4.4
Consumer, Non-Cyclical		3.2
Industrial		3.0
Technology		2.7
Utilities		2.7
Asset-Backed Obligations		2.3
Commercial Mortgage-Backed Obligations		2.0
Energy		1.8
Basic Materials		0.9
Foreign Sovereign Obligations		0.5

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

The Investor Class of the American Beacon Mid-Cap Value Fund (the “Fund”) returned -0.60% for the six months ended April 30, 2018. The Fund underperformed the Russell Midcap® Value Index (the “Index”) return of 2.55% for the same period.

Total Returns for the Period ended April 30, 2018
	Ticker	6 Months*	1 Year	3 Years	5 Years	10 Years
Institutional Class (1,3,10)	AACIX	(0.47)%	6.83%	7.28%	10.81%	9.93%
Y Class (1,4,10)	ACMYX	(0.49)%	6.75%	7.20%	10.73%	9.87%
Investor Class (1,2,10)	AMPAX	(0.60)%	6.63%	7.04%	10.57%	9.73%
Advisor Class (1,5,10)	AMCSX	(0.72)%	6.29%	6.72%	10.23%	9.43%
A without Sales Charge (1,6,10)	ABMAX	(0.71)%	6.43%	6.85%	10.35%	9.46%
A with Sales Charge (1,6,10)	ABMAX	(6.44)%	0.30%	4.76%	9.06%	8.81%
C without Sales Charge (1,7,10)	AMCCX	(0.97)%	5.65%	6.06%	9.52%	8.85%
C with Sales Charge (1,7,10)	AMCCX	(1.97)%	4.65%	6.06%	9.52%	8.85%
R6 Class (1,8,10)	AMDRX	(0.47)%	6.83%	7.28%	10.81%	9.93%

Russell Midcap® Value Index (9)		2.55%	6.83%	7.81%	10.97%	9.22%

*	Not Annualized.

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

2.	A portion of the fees charged to the Investor Class of the Fund was waived from 2006 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2008 through 2013.

3.	A portion of the fees charged to the Institutional Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than actual returns shown from 2008 through 2013.

4.	Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 4/30/08 up to 3/1/10, the inception date of the Y Class and the returns of the Y Class since its inception. Expenses of the Institutional Class are lower than those of the Y Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 4/30/08. A portion of the fees charged to the Y Class of the Fund was waived from 2010 through 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013.

5.	A portion of the fees charged to the Advisor Class of the Fund was waived from 2007 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2008 through 2013.

6.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the Investor Class are lower than those of the A Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 4/30/08. A portion of the fees charged to the A Class of the Fund was waived from 2010 through 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2012. A Class shares have a maximum sales charge of 5.75%.

7.	Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/08 to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the Investor Class are lower than those of the C Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 4/30/08. A portion of the fees charged to the C Class of the Fund was waived from 2010 through 2013 and fully recovered in 2014. Performance prior to waiving fees was lower than the actual returns shown from 2010 through 2013. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.

8.	Fund performance for the six-month, one-year, three-year, five-year and ten-year periods represents the returns achieved by the Institutional Class from 4/30/08 through 2/28/18, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the R6 Class been in existence since 4/30/08. A portion of fees charged to the R6 Class of the Fund has been waived since 2/28/2018. Performance prior to waiving fees was lower than actual returns shown.

American Beacon Mid-Cap Value FundSM

Performance Overview

April 30, 2018 (Unaudited)

9.	The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

10.	The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, Advisor, A, C and R6 Class shares were 0.90%, 0.98%, 1.10%, 1.41%, 1.28%, 2.05% and 0.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to stock selection. Sector allocation added relative value for the period.

The Fund’s performance related to security selection was mostly attributed to investments in the Information Technology, Energy and Industrials sectors. Holdings in the Information Technology sector detracting from performance included Micro Focus International – down 55.8% and Microchip Technology – down 11.9%. In the Energy sector, EQT Corp. – down 19.4% was the largest detractor. Not owning Marathon Petroleum, which was up 27.1% in the Index, also detracted relative value. Within the Industrials sector, the largest detractors were Jeld Wen Holdings, Inc. – down 25.0%, Ryder System – down 15.6% and Owens Corning – down 21.8%.

The aforementioned performance was slightly offset by the Fund’s investments in the Financials sector. Voya Financial was up 32.1% and Validus Holdings was up 40.2%, which contributed to performance.

From a sector allocation perspective, the Fund’s significant underweight positions in the Real Estate and Utilities sectors added value relative to the Index. An overweight in Information Technology, the second best performing sector for the Index, also contributed to performance. In contrast, the Fund’s overweight to Industrials detracted value for the period.

The sub-advisors’ philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit in the longer term.

Top Ten Holdings (% Net Assets)
Murphy Oil Corp.		2.1
Pinnacle West Capital Corp.		2.0
Fifth Third Bancorp		2.0
Cardinal Health, Inc.		2.0
KeyCorp		1.9
Willis Towers Watson PLC		1.8
Dover Corp.		1.7
Axis Capital Holdings Ltd.		1.7
FNF Group		1.4
Avnet, Inc.		1.4

Total Fund Holdings	116

Sector Allocation (% Equities)
Financials		25.2
Industrials		16.4
Consumer Discretionary		14.3
Information Technology		9.4
Energy		9.4
Health Care		8.1
Utilities		6.3
Real Estate		4.9
Materials		4.5
Consumer Staples		1.5

American Beacon FundsSM

Expense Examples

April 30, 2018 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

April 30, 2018 (Unaudited)

American Beacon Balanced Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$1,016.60	$3.20
Hypothetical**	$1,000.00	$1,021.60	$3.21
Y Class
Actual	$1,000.00	$1,016.80	$3.55
Hypothetical**	$1,000.00	$1,021.30	$3.56
Investor Class
Actual	$1,000.00	$1,015.90	$4.60
Hypothetical**	$1,000.00	$1,020.20	$4.61
Advisor Class
Actual	$1,000.00	$1,014.70	$5.64
Hypothetical**	$1,000.00	$1,019.20	$5.66
A Class
Actual	$1,000.00	$1,017.10	$3.85
Hypothetical**	$1,000.00	$1,021.00	$3.86
C Class
Actual	$1,000.00	$1,013.20	$7.29
Hypothetical**	$1,000.00	$1,017.60	$7.30

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.64%, 0.71%, 0.92%, 1.13%, 0.77%, and 1.46% for the Institutional, Y, Investor, Advisor, A and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Mid-Cap Value Fund
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period 11/1/2017-4/30/2018*
Institutional Class
Actual	$1,000.00	$995.30	$4.16
Hypothetical**	$1,000.00	$1,020.60	$4.21
Y Class
Actual	$1,000.00	$995.10	$4.55
Hypothetical**	$1,000.00	$1,020.20	$4.61
Investor Class
Actual	$1,000.00	$994.00	$5.24
Hypothetical**	$1,000.00	$1,019.50	$5.31
Advisor Class
Actual	$1,000.00	$992.80	$6.97
Hypothetical**	$1,000.00	$1,017.80	$7.05
A Class
Actual	$1,000.00	$993.50	$6.03
Hypothetical**	$1,000.00	$1,018.70	$6.11
C Class
Actual	$1,000.00	$990.90	$9.13
Hypothetical**	$1,000.00	$1,015.60	$9.25
R6 Class
Actual	$1,000.00	$995.30	$1.47
Hypothetical**	$1,000.00	$1,020.40	$4.41

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.92%, 1.06%, 1.41%, 1.22%, 1.85%, and 0.88% for the Institutional, Y, Investor, Advisor, A, C and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53%
Consumer Discretionary - 8.49%
Auto Components - 1.30%
Adient PLC	6,632	$406,475
Goodyear Tire & Rubber Co.	67,608	1,697,637
Magna International, Inc.	35,827	2,113,793

		4,217,905

Automobiles - 1.48%
General Motors Co.	115,932	4,259,342
Harley-Davidson, Inc.	12,741	524,037

		4,783,379

Hotels, Restaurants & Leisure - 0.47%
Carnival Corp.	6,242	393,620
Norwegian Cruise Line Holdings Ltd.A	20,865	1,115,652

		1,509,272

Household Durables - 0.59%
DR Horton, Inc.	27,311	1,205,508
Tupperware Brands Corp.	15,900	708,504

		1,914,012

Media - 2.59%
CBS Corp., Class B, NVDR	17,252	848,798
Cinemark Holdings, Inc.	7,300	285,941
Comcast Corp., Class A	126,553	3,972,499
Discovery, Inc., Class AA B	35,300	834,845
Discovery, Inc., Class CA	52,699	1,170,972
Interpublic Group of Cos, Inc.	15,500	365,645
Omnicom Group, Inc.	4,186	308,341
Walt Disney Co.	6,000	601,980

		8,389,021

Multiline Retail - 0.69%
Dollar General Corp.	23,151	2,234,766

Specialty Retail - 1.26%
Advance Auto Parts, Inc.	9,300	1,064,385
Bed Bath & Beyond, Inc.	16,824	293,747
Dick’s Sporting Goods, Inc.	20,600	681,654
Lowe’s Cos, Inc.	24,724	2,037,999

		4,077,785

Textiles, Apparel & Luxury Goods - 0.11%
Hanesbrands, Inc.	19,500	360,165

Total Consumer Discretionary		27,486,305

Consumer Staples - 3.07%
Beverages - 0.58%
Molson Coors Brewing Co., Class B	14,800	1,054,352
PepsiCo, Inc.	8,300	837,802

		1,892,154

Food Products - 0.31%
Kellogg Co.	5,392	317,589
Mondelez International, Inc., Class A	17,200	679,400

		996,989

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53% (continued)
Consumer Staples - 3.07% (continued)
Health Care Providers & Services - 0.71%
CVS Health Corp.	32,715	$2,284,488

Personal Products - 0.36%
Unilever PLC, ADR	20,700	1,158,579

Tobacco - 1.11%
Altria Group, Inc.	22,796	1,279,084
Imperial Brands PLC, Sponsored ADR	28,646	1,041,855
Philip Morris International, Inc.	15,601	1,279,282

		3,600,221

Total Consumer Staples		9,932,431

Energy - 11.61%
Energy Equipment & Services - 1.54%
Halliburton Co.	21,900	1,160,481
Helmerich & Payne, Inc.	11,200	778,960
National Oilwell Varco, Inc.	24,300	939,681
Oceaneering International, Inc.	23,155	491,812
Schlumberger Ltd.	23,600	1,618,016

		4,988,950

Oil, Gas & Consumable Fuels - 10.07%
Anadarko Petroleum Corp.	19,597	1,319,270
Andeavor	7,600	1,051,232
Apache Corp.	57,614	2,359,293
BP PLC, Sponsored ADR	129,355	5,767,940
Canadian Natural Resources Ltd.	95,265	3,437,161
Chevron Corp.	16,320	2,041,795
ConocoPhillips	76,756	5,027,518
Devon Energy Corp.	47,207	1,715,030
Hess Corp.	32,132	1,831,203
Kinder Morgan, Inc.	55,200	873,264
Kosmos Energy Ltd.A	43,969	309,542
Marathon Oil Corp.	110,431	2,015,366
Murphy Oil Corp.	32,875	989,866
Phillips 66	24,295	2,704,276
Royal Dutch Shell PLC, Class A, Sponsored ADR	16,435	1,148,807

		32,591,563

Total Energy		37,580,513

Financials - 17.09%
Banks - 8.93%
Bank of America Corp.	231,102	6,914,572
BNP Paribas S.A., ADR	22,600	870,100
CIT Group, Inc.	6,650	352,117
Citigroup, Inc.	115,232	7,866,889
Citizens Financial Group, Inc.	20,768	861,664
JPMorgan Chase & Co.	56,801	6,178,813
PNC Financial Services Group, Inc.	8,076	1,175,946
Wells Fargo & Co.	90,509	4,702,848

		28,922,949

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53% (continued)
Financials - 17.09% (continued)
Capital Markets - 2.19%
Bank of New York Mellon Corp.	6,715	$366,035
Blackstone Group LP, MLP	61,330	1,898,163
Goldman Sachs Group, Inc.	3,797	904,939
KKR & Co. LP	137,984	2,889,385
Morgan Stanley	6,537	337,440
State Street Corp.	7,006	699,059

		7,095,021

Consumer Finance - 2.35%
Ally Financial, Inc.	19,900	519,390
Capital One Financial Corp.	16,929	1,534,106
Discover Financial Services	15,500	1,104,375
Navient Corp.	41,739	553,459
OneMain Holdings, Inc.A	23,965	739,320
Santander Consumer USA Holdings, Inc.	57,879	1,067,868
SLM Corp.A	125,282	1,438,237
Synchrony Financial	19,506	647,014

		7,603,769

Diversified Financial Services - 0.61%
Berkshire Hathaway, Inc., Class B, Class BA	10,242	1,984,183

Insurance - 2.86%
American International Group, Inc.	99,147	5,552,232
Travelers Companies, Inc.	7,957	1,047,141
XL Group Ltd.	47,800	2,657,202

		9,256,575

Thrifts & Mortgage Finance - 0.15%
Radian Group, Inc.	33,061	472,772

Total Financials		55,335,269

Health Care - 6.62%
Biotechnology - 0.99%
AbbVie, Inc.	4,285	413,717
Biogen, Inc.A	2,072	566,899
Celgene Corp.A	6,286	547,511
Gilead Sciences, Inc.	9,720	702,075
Portola Pharmaceuticals, Inc.A	11,300	408,269
Shire PLC, ADRB	3,600	573,948

		3,212,419

Health Care Equipment & Supplies - 1.57%
Koninklijke Philips N.V.	29,293	1,236,751
Medtronic PLC	37,653	3,017,135
Zimmer Biomet Holdings, Inc.	7,232	832,909

		5,086,795

Health Care Providers & Services - 0.99%
Anthem, Inc.	13,580	3,204,744

Pharmaceuticals - 3.07%
GlaxoSmithKline PLC, Sponsored ADR	30,643	1,229,091
Horizon Pharma PLCA	39,612	524,463
Jazz Pharmaceuticals PLCA	3,293	500,668
Johnson & Johnson	9,213	1,165,352

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53% (continued)
Health Care - 6.62% (continued)
Pharmaceuticals - 3.07% (continued)
Mallinckrodt PLCA	17,712	$230,256
Merck & Co., Inc.	30,688	1,806,603
Mylan N.V.A	20,644	800,161
Pfizer, Inc.	51,896	1,899,913
Sanofi, ADR	45,273	1,780,134

		9,936,641

Total Health Care		21,440,599

Industrials - 6.14%
Aerospace & Defense - 1.00%
Embraer S.A., Sponsored ADR	10,824	272,981
General Dynamics Corp.	3,278	659,894
Raytheon Co.	7,933	1,625,789
United Technologies Corp.	5,619	675,123

		3,233,787

Airlines - 1.20%
American Airlines Group, Inc.	26,561	1,140,264
Delta Air Lines, Inc.	28,045	1,464,510
United Continental Holdings, Inc.A	19,100	1,290,014

		3,894,788

Building Products - 0.91%
Johnson Controls International PLC	87,229	2,954,446

Construction & Engineering - 0.20%
AECOMA	18,481	636,486

Electrical Equipment - 0.16%
Eaton Corp. PLC	6,983	523,934

Industrial Conglomerates - 1.10%
General Electric Co.	160,884	2,263,638
Honeywell International, Inc.	9,002	1,302,409

		3,566,047

Machinery - 0.93%
CNH Industrial N.V.	115,580	1,415,855
Cummins, Inc.	7,972	1,274,404
PACCAR, Inc.	5,339	339,934

		3,030,193

Trading Companies & Distributors - 0.44%
AerCap Holdings N.V.A	27,191	1,417,467

Transportation Infrastructure - 0.20%
Macquarie Infrastructure Corp.	16,900	640,510

Total Industrials		19,897,658

Information Technology - 6.94%
Communications Equipment - 1.19%
Cisco Systems, Inc.	44,871	1,987,337
Telefonaktiebolaget LM Ericsson, Sponsored ADR	248,620	1,877,081

		3,864,418

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53% (continued)
Information Technology - 6.94% (continued)
Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc.	56,895	$1,537,303
TE Connectivity Ltd.	3,658	335,621

		1,872,924

IT Services - 0.48%
First Data Corp., Class AA	66,000	1,194,600
Teradata Corp.A	9,018	369,017

		1,563,617

Semiconductors & Semiconductor Equipment - 0.95%
Micron Technology, Inc.A	36,335	1,670,683
QUALCOMM, Inc.	27,484	1,401,959

		3,072,642

Software - 2.79%
Microsoft Corp.	51,033	4,772,606
Oracle Corp.	93,182	4,255,622

		9,028,228

Technology Hardware, Storage & Peripherals - 0.95%
Hewlett Packard Enterprise Co.	179,808	3,065,726

Total Information Technology		22,467,555

Materials - 2.49%
Chemicals - 1.63%
Air Products & Chemicals, Inc.	13,582	2,204,223
DowDuPont, Inc.	36,890	2,332,923
Eastman Chemical Co.	7,085	723,237

		5,260,383

Containers & Packaging - 0.56%
Crown Holdings, Inc.A	19,335	963,657
International Paper Co.	16,625	857,185

		1,820,842

Metals & Mining - 0.30%
Reliance Steel & Aluminum Co.	11,087	974,769

Total Materials		8,055,994

Telecommunication Services - 1.24%
Diversified Telecommunication Services - 0.73%
AT&T, Inc.	41,173	1,346,357
Verizon Communications, Inc.	20,795	1,026,234

		2,372,591

Wireless Telecommunication Services - 0.51%
Vodafone Group PLC, Sponsored ADR	56,032	1,647,901

Total Telecommunication Services		4,020,492

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 64.53% (continued)
Utilities - 0.84%
Electric Utilities - 0.84%
Entergy Corp.	14,236	$1,161,515
PPL Corp.	26,347	766,698
Southern Co.	17,343	799,859

		2,728,072

Total Utilities		2,728,072

Total Common Stocks (Cost $160,141,378)		208,944,888

	Principal Amount
CORPORATE OBLIGATIONS - 11.13%
Basic Materials - 0.21%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	148,192
3.500%, Due 10/1/2024	299,000	292,337
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	69,006
Nucor Corp.,
4.125%, Due 9/15/2022	77,000	79,322
4.000%, Due 8/1/2023	80,000	81,684

		670,541

Communications - 0.93%
Amazon.com, Inc., 3.875%, Due 8/22/2037C	70,000	69,384
AT&T, Inc.,
4.450%, Due 4/1/2024	80,000	81,941
3.400%, Due 5/15/2025	169,000	160,944
4.500%, Due 5/15/2035	106,000	101,057
6.350%, Due 3/15/2040	60,000	68,201
CBS Corp., 3.375%, Due 3/1/2022	337,000	333,892
Charter Communications Operating LLC, 3.750%, Due 2/15/2028	130,000	118,600
Comcast Corp.,
3.150%, Due 3/1/2026	84,000	79,989
3.900%, Due 3/1/2038	90,000	85,202
6.550%, Due 7/1/2039	217,000	278,823
eBay, Inc., 2.150%, Due 6/5/2020	95,000	93,192
NBCUniversal Enterprise, Inc., 2.708%, Due 4/1/2021, (3-mo. USD LIBOR + 0.400%)C D	735,000	738,994
RELX Capital, Inc., 3.500%, Due 3/16/2023	55,000	54,470
Time Warner, Inc.,
4.875%, Due 3/15/2020	217,000	224,135
4.750%, Due 3/29/2021	157,000	163,217
Verizon Communications, Inc.,
4.600%, Due 4/1/2021	173,000	179,828
4.125%, Due 3/16/2027	180,000	179,973

		3,011,842

Consumer, Cyclical - 1.93%
American Honda Finance Corp.,
1.700%, Due 2/22/2019	140,000	139,049
3.875%, Due 9/21/2020C	250,000	254,807
Costco Wholesale Corp., 2.150%, Due 5/18/2021	265,000	258,938
CVS Health Corp., 2.125%, Due 6/1/2021	110,000	106,100
Daimler Finance North America LLC,
2.250%, Due 9/3/2019C	169,000	167,518
2.450%, Due 5/18/2020C	313,000	308,467
2.354%, Due 2/22/2021C E	575,000	576,100
Delphi Corp., 4.150%, Due 3/15/2024	155,000	157,126
Dollar General Corp., 4.125%, Due 5/1/2028	50,000	49,592
Dollar Tree, Inc., 3.700%, Due 5/15/2023	85,000	84,379
Ford Motor Credit Co. LLC,
3.025%, Due 6/15/2018, (3-mo. USD LIBOR + 0.900%)D	472,000	472,459
3.331%, Due 1/9/2020, (3-mo. USD LIBOR + 1.000%)D	222,000	224,224

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.13% (continued)
Consumer, Cyclical - 1.93% (continued)
Ford Motor Credit Co. LLC, (continued)
2.835%, Due 4/5/2021E	$470,000	$471,930
5.875%, Due 8/2/2021	200,000	212,816
3.810%, Due 1/9/2024	95,000	92,579
General Motors Financial Co., Inc.,
3.272%, Due 4/13/2020, (3-mo. USD LIBOR + 0.930%)D	805,000	812,416
3.150%, Due 6/30/2022	90,000	87,560
Home Depot, Inc.,
2.700%, Due 4/1/2023	72,000	70,200
3.350%, Due 9/15/2025	65,000	64,125
McDonald’s Corp., 3.700%, Due 1/30/2026	183,000	182,654
Nissan Motor Acceptance Corp., 2.350%, Due 3/4/2019C	289,000	288,107
PACCAR Financial Corp.,
1.300%, Due 5/10/2019	58,000	57,265
2.200%, Due 9/15/2019	92,000	91,432
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	320,000	317,854
Volkswagen Group of America Finance LLC, 2.450%, Due 11/20/2019C	313,000	309,447
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	142,909
Walmart, Inc., 7.550%, Due 2/15/2030	169,000	231,948

		6,232,001

Consumer, Non-Cyclical - 0.98%
Abbott Laboratories,
2.350%, Due 11/22/2019	57,000	56,503
4.900%, Due 11/30/2046	90,000	97,387
AbbVie, Inc.,
3.200%, Due 5/14/2026	85,000	79,345
4.300%, Due 5/14/2036	87,000	84,133
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	151,418
Amgen, Inc., 4.400%, Due 5/1/2045	95,000	92,427
Anheuser-Busch InBev Finance, Inc.,
2.650%, Due 2/1/2021	170,000	168,028
3.650%, Due 2/1/2026	170,000	166,209
Anheuser-Busch InBev Worldwide, Inc., 4.375%, Due 4/15/2038	35,000	34,587
Anthem, Inc., 2.500%, Due 11/21/2020	90,000	88,490
Baxalta, Inc., 4.000%, Due 6/23/2025	67,000	65,632
Bayer US Finance LLC, 2.375%, Due 10/8/2019C	300,000	297,104
Becton Dickinson and Co., 3.125%, Due 11/8/2021	94,000	92,485
Celgene Corp., 5.250%, Due 8/15/2043	70,000	73,550
CVS Health Corp., 5.050%, Due 3/25/2048	55,000	55,874
General Mills, Inc., 2.200%, Due 10/21/2019	289,000	285,354
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	40,513
Humana, Inc., 3.150%, Due 12/1/2022	145,000	142,948
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	45,412
Kraft Heinz Foods Co., 5.000%, Due 7/15/2035	65,000	65,886
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	309,900
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	135,000	123,607
Philip Morris International, Inc., 2.625%, Due 3/6/2023	85,000	81,662
Reynolds American, Inc., 5.850%, Due 8/15/2045	65,000	73,132
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	120,000	118,984
3.950%, Due 10/15/2042	80,000	76,843
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	135,000	130,039
Zoetis, Inc., 3.000%, Due 9/12/2027	95,000	87,672

		3,185,124

Energy - 0.31%
Buckeye Partners LP, 4.875%, Due 2/1/2021	80,000	81,977
Chevron Corp., 1.790%, Due 11/16/2018	100,000	99,718
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	101,000	101,868
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	77,781
EOG Resources, Inc., 4.150%, Due 1/15/2026	70,000	71,547
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	80,000	78,592
MPLX LP,
4.875%, Due 12/1/2024	87,000	90,189
5.200%, Due 3/1/2047	46,000	47,043

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.13% (continued)
Energy - 0.31% (continued)
Phillips 66, 4.300%, Due 4/1/2022	$82,000	$84,874
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	53,000	50,030
3.750%, Due 3/1/2028	70,000	66,729
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	58,365
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	47,230
TC PipeLines LP, 3.900%, Due 5/25/2027	55,000	52,189

		1,008,132

Financial - 4.16%
American Campus Communities Operating Partnership LP, 3.625%, Due 11/15/2027	85,000	79,190
American Express Co.,
3.400%, Due 2/27/2023	175,000	173,624
4.050%, Due 12/3/2042	110,000	107,316
American International Group, Inc., 4.875%, Due 6/1/2022	289,000	302,554
Bank of America Corp.,
3.124%, Due 1/20/2023, (3-mo. USD LIBOR + 1.160%)D	265,000	260,856
4.125%, Due 1/22/2024	193,000	197,560
6.110%, Due 1/29/2037	176,000	205,012
5.000%, Due 1/21/2044	245,000	264,886
Bank of New York Mellon Corp.,
2.200%, Due 3/4/2019	176,000	175,628
3.250%, Due 5/16/2027	175,000	167,557
BB&T Corp., 2.750%, Due 4/1/2022	205,000	200,439
Boston Properties LP, 3.650%, Due 2/1/2026	175,000	168,834
Capital One Financial Corp., 2.450%, Due 4/24/2019	135,000	134,599
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	125,000	120,595
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	68,119
Citibank NA, 2.189%, Due 2/12/2021E	510,000	510,355
Citigroup, Inc.,
3.700%, Due 1/12/2026	178,000	172,715
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)D	175,000	170,100
5.875%, Due 1/30/2042	145,000	171,820
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	84,069
Digital Realty Trust LP, 3.700%, Due 8/15/2027	95,000	90,261
ERP Operating LP, 3.000%, Due 4/15/2023	77,000	74,926
Goldman Sachs Group, Inc.,
5.750%, Due 1/24/2022	385,000	414,321
2.556%, Due 2/23/2023E	1,040,000	1,040,437
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)D	225,000	217,556
3.500%, Due 1/23/2025	95,000	91,809
3.272%, Due 9/29/2025E	85,000	80,840
HCP, Inc., 2.625%, Due 2/1/2020	85,000	83,975
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	92,000	91,133
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	430,893
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)D	160,000	155,284
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)D	140,000	130,346
5.500%, Due 10/15/2040	313,000	360,934
JPMorgan Chase Bank NA, 2.673%, Due 9/21/2018, (3-mo. USD LIBOR + 0.450%)D	217,000	217,295
KeyCorp, 5.100%, Due 3/24/2021	60,000	62,961
Liberty Mutual Group, Inc., 4.250%, Due 6/15/2023C	113,000	114,600
Mastercard, Inc., 3.375%, Due 4/1/2024	120,000	120,190
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	208,299
4.721%, Due 12/15/2044	193,000	200,981
Metropolitan Life Global Funding I,
2.398%, Due 9/19/2019C E	355,000	355,530
2.561%, Due 1/8/2021C E	480,000	480,133
Morgan Stanley,
7.300%, Due 5/13/2019	361,000	377,328
5.625%, Due 9/23/2019	169,000	174,964
3.700%, Due 10/23/2024	235,000	231,982
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)D	145,000	137,853

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.13% (continued)
Financial - 4.16% (continued)
National Rural Utilities Cooperative Finance Corp.,
1.650%, Due 2/8/2019	$92,000	$91,252
2.950%, Due 2/7/2024	90,000	86,974
PNC Financial Services Group, Inc., 3.300%, Due 3/8/2022	160,000	159,374
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	323,288
Public Storage, 2.370%, Due 9/15/2022	125,000	119,727
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	125,000	121,026
Simon Property Group LP,
2.200%, Due 2/1/2019	240,000	239,238
3.375%, Due 10/1/2024	313,000	304,558
State Street Corp., 3.550%, Due 8/18/2025	135,000	134,281
SunTrust Bank, 2.450%, Due 8/1/2022	140,000	134,434
Travelers Companies, Inc., 4.000%, Due 5/30/2047	90,000	87,748
US Bancorp, 1.950%, Due 11/15/2018	255,000	254,509
Ventas Realty LP, 5.700%, Due 9/30/2043	65,000	72,456
Visa, Inc.,
2.800%, Due 12/14/2022	95,000	93,371
3.150%, Due 12/14/2025	130,000	126,769
Wells Fargo & Co.,
2.150%, Due 1/30/2020, Series N	70,000	69,077
2.550%, Due 12/7/2020	110,000	108,387
3.387%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)D	1,087,000	1,107,230
3.000%, Due 10/23/2026	65,000	59,812
4.750%, Due 12/7/2046	90,000	88,802

		13,462,972

Industrial - 0.85%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024C	313,000	312,184
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	65,373
5.750%, Due 5/1/2040	202,000	243,630
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	125,000	123,304
CSX Corp., 5.500%, Due 4/15/2041	157,000	176,850
Eaton Corp.,
5.600%, Due 5/15/2018	77,000	77,085
2.750%, Due 11/2/2022	75,000	72,654
General Electric Co.,
5.625%, Due 5/1/2018	181,000	181,000
6.000%, Due 8/7/2019	169,000	175,426
5.500%, Due 1/8/2020	120,000	124,717
John Deere Capital Corp.,
1.950%, Due 6/22/2020	150,000	146,900
2.150%, Due 9/8/2022	90,000	85,672
Martin Marietta Materials, Inc., 4.250%, Due 12/15/2047	95,000	85,706
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	73,898
3.850%, Due 4/15/2045	155,000	142,132
Stanley Black & Decker, Inc., 2.451%, Due 11/17/2018	185,000	184,834
Union Pacific Corp., 4.100%, Due 9/15/2067	90,000	83,765
United Technologies Corp.,
1.900%, Due 5/4/2020	135,000	132,443
6.125%, Due 7/15/2038	217,000	259,527

		2,747,100

Technology - 0.89%
Analog Devices, Inc., 3.900%, Due 12/15/2025	95,000	94,524
Apple, Inc., 2.850%, Due 5/11/2024	240,000	232,798
Autodesk, Inc., 3.500%, Due 6/15/2027	95,000	89,605
Broadcom Corp., 2.375%, Due 1/15/2020	41,000	40,416
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	90,000	85,380
Dell International LLC / EMC Corp., 4.420%, Due 6/15/2021C	210,000	213,927
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,178,000	1,210,372
HP, Inc., 4.050%, Due 9/15/2022	145,000	147,574
Intel Corp., 3.300%, Due 10/1/2021	116,000	117,137

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.13% (continued)
Technology - 0.89% (continued)
Microsoft Corp., 4.450%, Due 11/3/2045	$135,000	$144,342
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	112,249
4.300%, Due 7/8/2034	157,000	163,276
QUALCOMM, Inc.,
2.100%, Due 5/20/2020	85,000	84,696
3.000%, Due 5/20/2022	65,000	63,368
Xilinx, Inc., 2.950%, Due 6/1/2024	90,000	85,508

		2,885,172

Utilities - 0.87%
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	287,000	359,714
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	200,281
4.625%, Due 12/1/2054	55,000	58,607
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	106,000	105,812
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	88,603
Duke Energy Corp., 3.550%, Due 9/15/2021	180,000	181,147
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	127,048
Edison International, 2.950%, Due 3/15/2023	82,000	79,141
Entergy Louisiana, LLC, 4.000%, Due 3/15/2033	67,000	66,844
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	49,760
Georgia Power Co., 1.950%, Due 12/1/2018	75,000	74,772
MidAmerican Energy Co., 3.100%, Due 5/1/2027	125,000	119,570
National Fuel Gas Co., 3.950%, Due 9/15/2027	125,000	119,552
Nevada Power Co., 2.750%, Due 4/15/2020, Series BB	50,000	49,853
NiSource, Inc.,
3.490%, Due 5/15/2027	70,000	67,080
3.950%, Due 3/30/2048	95,000	87,812
Southern Co.,
2.150%, Due 9/1/2019	92,000	91,004
2.750%, Due 6/15/2020	241,000	238,787
Southern Power Co.,
4.150%, Due 12/1/2025	84,000	84,968
4.950%, Due 12/15/2046, Series F	87,000	88,625
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	290,285
Union Electric Co., 6.700%, Due 2/1/2019	96,000	98,721
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	92,340

		2,820,326

Total Corporate Obligations (Cost $35,624,687)		36,023,210

FOREIGN CORPORATE OBLIGATIONS - 1.85%
Basic Materials - 0.09%
LYB International Finance II B.V., 3.500%, Due 3/2/2027	145,000	137,492
Nutrien Ltd., 4.000%, Due 12/15/2026	94,000	91,933
Rio Tinto Finance USA Ltd., 3.750%, Due 6/15/2025	65,000	65,607

		295,032

Communications - 0.53%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	307,803
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	201,754
Bell Canada, Inc., 4.464%, Due 4/1/2048	45,000	44,362
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042C	150,000	158,933
Rogers Communications, Inc., 3.625%, Due 12/15/2025	115,000	112,088
TELUS Corp., 2.800%, Due 2/16/2027	99,000	90,366
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	146,856
3.850%, Due 9/29/2024	193,000	189,254
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	447,625

		1,699,041

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.85% (continued)
Consumer, Non-Cyclical - 0.08%
Coca-Cola Femsa S.A.B. de C.V., 3.875%, Due 11/26/2023	$65,000	$65,602
Sanofi, 4.000%, Due 3/29/2021	105,000	107,805
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	105,000	99,062

		272,469

Energy - 0.27%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	90,000	88,759
6.250%, Due 3/15/2038	176,000	210,499
Husky Energy, Inc., 3.950%, Due 4/15/2022	135,000	136,756
Shell International Finance B.V., 1.625%, Due 11/10/2018	185,000	184,322
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	145,893
6.100%, Due 6/1/2040	82,000	98,541

		864,770

Financial - 0.74%
ABN AMRO Bank N.V., 1.800%, Due 6/4/2018C	289,000	288,903
Bank of Montreal, 1.750%, Due 9/11/2019	160,000	157,744
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)D	178,000	175,133
Macquarie Bank Ltd., 2.662%, Due 4/4/2019C E	355,000	355,031
National Australia Bank Ltd., 2.414%, Due 5/22/2020, (3-mo. USD LIBOR + 0.510%)C D	470,000	472,119
Nordea Bank AB, 4.875%, Due 1/27/2020C	120,000	123,496
Royal Bank of Canada,
2.125%, Due 3/2/2020	175,000	172,131
3.200%, Due 4/30/2021	170,000	170,083
Toronto-Dominion Bank,
2.625%, Due 9/10/2018	185,000	185,155
2.550%, Due 1/25/2021	130,000	128,076
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	87,000	87,104
Westpac Banking Corp., 2.650%, Due 1/25/2021	90,000	88,897

		2,403,872

Industrial - 0.14%
Canadian National Railway Co., 5.550%, Due 5/15/2018	169,000	169,186
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	143,435
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	150,112

		462,733

Total Foreign Corporate Obligations (Cost $5,888,333)		5,997,917

FOREIGN SOVEREIGN OBLIGATIONS - 0.17%
European Investment Bank, 2.375%, Due 6/15/2022	140,000	137,168
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	140,000	135,787
Province of Ontario Canada, 2.500%, Due 4/27/2026	170,000	159,435
Province of Quebec Canada, 2.375%, Due 1/31/2022	125,000	121,895

Total Foreign Sovereign Obligations (Cost $574,016)		554,285

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.67%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	318,597	315,043
1.624%, Due 7/16/2039, 2013-78 AB	591,758	577,660
2.586%, Due 9/16/2039, 2014-31 AB	14,825	14,805
1.368%, Due 11/16/2041, 2013-125 AB	679,905	655,146
3.200%, Due 11/16/2044, 2011-92 B	39,786	39,739
GS Mortgage Securities Trust, 3.679%, Due 8/10/2043, 2010-C1 A1C	21,566	21,685
JP Morgan Chase Commercial Mortgage Securities Trust, 4.388%, Due 2/15/2046, 2011-C3 A3C	2,170	2,189
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	320,000	320,262
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	219,000	221,111

Total Commercial Mortgage-Backed Obligations (Cost $2,213,758)		2,167,640

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 0.74%
Ally Auto Receivables Trust, 1.750%, Due 12/15/2021, 2017 4 A3	$285,000	$280,930
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	118,000	116,984
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	185,000	181,984
BMW Vehicle Lease Trust, 2.070%, Due 10/20/2020, 2017 2 A3	180,000	177,999
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	313,348
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	261,182
Ford Credit Auto Lease Trust, 2.030%, Due 12/15/2020, 2017 B A3	170,000	168,099
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	292,000	290,475
GM Financial Automobile Leasing Trust, 2.060%, Due 5/20/2020, 2017 1 A3	284,000	282,080
GM Financial Consumer Automobile Receivables Trust, 2.320%, Due 7/18/2022, 2018 1 A3	95,000	93,832
Nissan Auto Receivables Owner Trust, 2.120%, Due 4/18/2022, 2017 C A3	100,000	98,560
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	132,145

Total Asset-Backed Obligations (Cost $2,426,863)		2,397,618

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.68%
Federal Home Loan Mortgage Corp.,
4.500%, Due 3/1/2019	7,720	7,783
5.000%, Due 10/1/2020	7,719	7,853
3.500%, Due 8/1/2026	35,924	36,406
3.500%, Due 9/1/2028	245,318	248,757
5.000%, Due 8/1/2033	50,507	53,931
5.500%, Due 2/1/2034	49,705	54,452
4.000%, Due 1/1/2041	175,282	180,160
4.500%, Due 2/1/2041	125,810	132,434
3.500%, Due 6/1/2042	572,369	573,056
3.500%, Due 7/1/2042	159,861	160,053
3.500%, Due 11/1/2047	374,918	372,635

		1,827,520

Federal National Mortgage Association,
4.500%, Due 9/1/2018	1,720	1,732
4.000%, Due 8/1/2020	16,375	16,800
4.000%, Due 5/1/2026	149,139	153,111
4.000%, Due 6/1/2026	216,512	224,566
3.500%, Due 1/1/2028E	112,590	114,048
3.000%, Due 4/1/2032	233,878	232,152
5.000%, Due 3/1/2034E	55,098	59,340
4.500%, Due 4/1/2034	94,867	99,793
3.500%, Due 6/1/2037	323,549	325,845
5.500%, Due 6/1/2038	10,472	11,442
4.500%, Due 1/1/2040	138,636	145,886
5.000%, Due 5/1/2040	223,419	240,041
5.000%, Due 6/1/2040	170,337	183,175
4.000%, Due 9/1/2040	118,087	121,174
4.000%, Due 1/1/2041	231,503	237,561
4.500%, Due 10/1/2041	150,598	158,436
3.000%, Due 6/1/2043	910,155	885,459
3.500%, Due 7/1/2043	157,665	157,540
3.000%, Due 8/1/2043	792,142	770,698
4.000%, Due 11/1/2044E	137,176	141,334
4.000%, Due 7/1/2045	773,660	790,483
3.500%, Due 8/1/2045	147,430	146,675
3.500%, Due 11/1/2045	1,622,062	1,612,741
3.000%, Due 4/1/2046	190,856	184,404
3.500%, Due 5/1/2046	556,057	552,862
3.000%, Due 6/1/2046	298,777	288,675
4.000%, Due 7/1/2046	688,421	702,830
3.000%, Due 11/1/2046	369,478	357,452
3.500%, Due 11/1/2046	578,963	576,184
3.500%, Due 3/1/2047	117,865	117,150
4.500%, Due 7/1/2047	145,680	151,881

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.68% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 11/1/2047	$326,168	$332,910
4.500%, Due 12/1/2047	146,438	152,991
4.500%, Due 4/1/2048	269,367	281,373

		10,528,744

Government National Mortgage Association,
6.500%, Due 8/15/2027	47,375	52,990
6.500%, Due 11/15/2027	52,672	58,915
7.500%, Due 12/15/2028	47,673	53,719
5.500%, Due 7/15/2033	52,423	57,508
6.000%, Due 12/15/2033	66,221	76,181
5.500%, Due 2/20/2034	72,859	79,904
5.000%, Due 10/15/2039	108,177	116,231
3.500%, Due 9/15/2041	298,479	300,461
3.000%, Due 1/20/2046	87,532	85,765
3.000%, Due 6/20/2046	295,475	288,914
3.500%, Due 8/20/2047	153,182	153,535
3.500%, Due 10/20/2047	234,765	235,316
4.000%, Due 1/20/2048	539,109	552,621
4.500%, Due 2/20/2048	402,087	418,666
4.500%, Due 4/20/2048	245,000	255,471

		2,786,197

Total U.S. Agency Mortgage-Backed Obligations (Cost $15,452,893)		15,142,461

U.S. TREASURY OBLIGATIONS - 13.66%
U.S. Treasury Notes/Bonds,
2.018%, Due 7/31/2018, (3-mo. Treasury money market yield + 0.174%)D	13,340,000	13,347,264
1.984%, Due 1/31/2019, (3-mo. Treasury money market yield + 0.140%)D	2,496,000	2,499,542
1.914%, Due 4/30/2019, (3-mo. Treasury money market yield + 0.070%)D	3,355,000	3,358,941
1.125%, Due 5/31/2019	723,000	713,793
0.750%, Due 7/15/2019	646,000	633,787
0.875%, Due 7/31/2019	482,000	473,207
1.904%, Due 7/31/2019, (3-mo. Treasury money market yield + 0.060%)D	2,290,000	2,292,797
0.875%, Due 9/15/2019	1,205,000	1,180,335
1.250%, Due 2/29/2020	964,000	942,837
1.877%, Due 4/30/2020E	1,410,000	1,410,000
1.750%, Due 10/31/2020	964,000	944,607
1.250%, Due 3/31/2021	964,000	926,871
1.375%, Due 4/30/2021	964,000	929,055
2.000%, Due 5/31/2021	1,446,000	1,418,266
2.000%, Due 11/15/2021	1,264,000	1,234,819
2.000%, Due 2/15/2022	1,801,000	1,755,061
1.750%, Due 9/30/2022	500,000	479,043
1.625%, Due 11/15/2022	964,000	917,118
2.000%, Due 2/15/2023	500,000	482,578
2.625%, Due 2/28/2023	880,000	873,778
2.500%, Due 8/15/2023	964,000	949,088
2.375%, Due 8/15/2024	1,000,000	971,211
6.875%, Due 8/15/2025	279,000	352,161
2.000%, Due 11/15/2026	1,595,000	1,482,789
5.250%, Due 11/15/2028	217,000	262,240
4.750%, Due 2/15/2037	304,000	381,188
4.500%, Due 8/15/2039	241,000	296,769
3.125%, Due 11/15/2041	961,000	970,985
2.500%, Due 5/15/2046	1,963,000	1,743,466

		44,223,596

Total U.S. Treasury Obligations (Cost $44,579,927)		44,223,596

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.37% (Cost $7,674,972)
Investment Companies - 2.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	7,674,972	$7,674,972

SECURITIES LENDING COLLATERAL - 0.32% (Cost $1,020,973)
Investment Companies - 0.32%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%F G	1,020,973	1,020,973

TOTAL INVESTMENTS - 100.12% (Cost $275,597,800)		324,147,560
LIABILITIES, NET OF OTHER ASSETS - (0.12%)		(376,120)

TOTAL NET ASSETS - 100.00%		$323,771,440

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2018.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,908,658 or 1.82% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2018.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	49	June 2018	$6,545,068	$6,485,150	$(59,918)

			$6,545,068	$6,485,150	$(59,918)

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$208,944,888	$-	$-	$208,944,888
Corporate Obligations	-	36,023,210	-	36,023,210
Foreign Corporate Obligations	-	5,997,917	-	5,997,917
Foreign Sovereign Obligations	-	554,285	-	554,285
Commercial Mortgage-Backed Obligations	-	2,167,640	-	2,167,640
Asset-Backed Obligations	-	2,397,618	-	2,397,618
U.S. Agency Mortgage-Backed Obligations	-	15,142,461	-	15,142,461
U.S. Treasury Obligations	-	44,223,596	-	44,223,596
Short-Term Investments	7,674,972	-	-	7,674,972
Securities Lending Collateral	1,020,973	-	-	1,020,973

Total Investments in Securities - Assets	$217,640,833	$106,506,727	$-	$324,147,560

Financial Derivative Instruments - Liabilities
Futures Contracts	$(59,918)	$-	$-	$(59,918)

Total Financial Derivative Instruments - Liabilities	$(59,918)	$-	$-	$(59,918)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.86%
Consumer Discretionary - 13.68%
Auto Components - 1.77%
Adient PLC	73,249	$4,489,431
Dana, Inc.	247,922	5,883,189
Delphi Technologies PLC	84,727	4,101,634

		14,474,254

Diversified Consumer Services - 0.48%
Adtalem Global Education, Inc.A	81,800	3,893,680

Hotels, Restaurants & Leisure - 3.17%
Norwegian Cruise Line Holdings Ltd.A	141,697	7,576,538
Royal Caribbean Cruises Ltd.	65,320	7,066,971
SeaWorld Entertainment, Inc.A B	198,285	2,992,121
Wyndham Worldwide Corp.	71,801	8,200,392

		25,836,022

Household Durables - 1.73%
DR Horton, Inc.	122,629	5,412,844
Newell Brands, Inc.	81,629	2,255,409
Whirlpool Corp.	41,408	6,416,170

		14,084,423

Media - 2.98%
Interpublic Group of Cos, Inc.	314,335	7,415,163
Meredith Corp.	70,956	3,675,521
News Corp., Class A	333,122	5,323,290
Omnicom Group, Inc.	107,434	7,913,588

		24,327,562

Multiline Retail - 0.99%
Dollar General Corp.	83,465	8,056,876

Specialty Retail - 1.99%
Aaron’s, Inc.	100,511	4,198,344
Advance Auto Parts, Inc.	63,611	7,280,279
L Brands, Inc.	137,315	4,793,667

		16,272,290

Textiles, Apparel & Luxury Goods - 0.57%
Hanesbrands, Inc.	251,023	4,636,395

Total Consumer Discretionary		111,581,502

Consumer Staples - 1.48%
Beverages - 0.80%
Coca-Cola European Partners PLC	167,383	6,561,413

Household Products - 0.68%
Spectrum Brands Holdings, Inc.B	76,759	5,534,324

Total Consumer Staples		12,095,737

Energy - 9.04%
Energy Equipment & Services - 1.79%
Superior Energy Services, Inc.A	248,098	2,662,092
TechnipFMC PLC	199,268	6,567,873
Weatherford International PLCA B	1,808,960	5,336,432

		14,566,397

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.86% (continued)
Energy - 9.04% (continued)
Oil, Gas & Consumable Fuels - 7.25%
Cenovus Energy, Inc.B	605,572	$6,073,887
Chesapeake Energy Corp.A B	558,104	1,657,569
Devon Energy Corp.	218,623	7,942,574
EQT Corp.	224,612	11,273,276
Golar LNG Ltd.	227,602	7,317,404
Murphy Oil Corp.	561,812	16,916,159
Vermilion Energy, Inc.B	236,604	7,999,581

		59,180,450

Total Energy		73,746,847

Financials - 24.15%
Banks - 7.77%
CIT Group, Inc.	88,214	4,670,931
Cullen/Frost Bankers, Inc.	25,214	2,885,742
Fifth Third Bancorp	489,439	16,234,692
FNB Corp.	417,940	5,433,220
KeyCorp	776,565	15,469,175
Pinnacle Financial Partners, Inc.	42,200	2,702,910
Regions Financial Corp.	431,348	8,066,208
Signature BankA	31,500	4,005,225
Valley National Bancorp	218,371	2,740,556
Webster Financial Corp.	18,633	1,121,520

		63,330,179

Capital Markets - 3.02%
Apollo Global Management LLC, Class A, MLP	190,325	5,488,973
Franklin Resources, Inc.	171,895	5,782,547
Invesco Ltd.	202,373	5,862,746
KKR & Co. LP	358,068	7,497,944

		24,632,210

Consumer Finance - 3.50%
Ally Financial, Inc.	423,206	11,045,677
Capital One Financial Corp.	20,842	1,888,702
Discover Financial Services	63,198	4,502,857
Navient Corp.	345,366	4,579,553
SLM Corp.A	568,622	6,527,781

		28,544,570

Diversified Financial Services - 1.60%
Leucadia National Corp.	113,985	2,740,200
Voya Financial, Inc.	197,275	10,327,346

		13,067,546

Insurance - 7.14%
Allstate Corp.	42,369	4,144,536
Assurant, Inc.	47,800	4,436,796
Axis Capital Holdings Ltd.	237,091	13,917,242
FNF GroupC	318,280	11,722,252
Hanover Insurance Group, Inc.	62,193	7,142,866
Torchmark Corp.	26,492	2,297,916
Willis Towers Watson PLC	98,233	14,588,583

		58,250,191

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.86% (continued)
Financials - 24.15% (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.40%
MFA Financial, Inc.	433,712	$3,261,514

Thrifts & Mortgage Finance - 0.72%
New York Community Bancorp, Inc.	496,477	5,898,147

Total Financials		196,984,357

Health Care - 7.80%
Health Care Equipment & Supplies - 1.17%
Zimmer Biomet Holdings, Inc.	83,250	9,587,903

Health Care Providers & Services - 5.52%
Cardinal Health, Inc.	249,778	16,028,254
Cigna Corp.	42,198	7,250,460
MEDNAX, Inc.A	232,316	10,665,628
Universal Health Services, Inc., Class B	97,060	11,084,252

		45,028,594

Pharmaceuticals - 1.11%
Mylan N.V.A	233,396	9,046,429

Total Health Care		63,662,926

Industrials - 15.71%
Aerospace & Defense - 2.42%
Spirit AeroSystems Holdings, Inc., Class A	110,247	8,860,551
TransDigm Group, Inc.	33,838	10,847,448

		19,707,999

Airlines - 0.54%
Alaska Air Group, Inc.	68,000	4,415,240

Building Products - 2.32%
JELD-WEN Holding, Inc.A	298,586	8,393,253
Johnson Controls International PLC	118,058	3,998,624
Owens Corning	99,085	6,489,077

		18,880,954

Commercial Services & Supplies - 0.87%
Republic Services, Inc.	110,115	7,122,238

Construction & Engineering - 1.27%
AECOMA	144,791	4,986,602
KBR, Inc.	322,787	5,387,315

		10,373,917

Industrial Conglomerates - 1.04%
Carlisle Companies, Inc.	78,521	8,459,067

Machinery - 3.89%
Dover Corp.	153,126	14,194,780
Snap-on, Inc.	35,428	5,145,917
Stanley Black & Decker, Inc.	54,041	7,651,665
Terex Corp.	128,807	4,704,032

		31,696,394

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.86% (continued)
Industrials - 15.71% (continued)
Professional Services - 0.56%
Nielsen Holdings PLC	145,578	$4,578,428

Road & Rail - 1.90%
Avis Budget Group, Inc.A	126,547	6,252,687
Ryder System, Inc.	137,471	9,269,670

		15,522,357

Trading Companies & Distributors - 0.90%
AerCap Holdings N.V.A	141,300	7,365,969

Total Industrials		128,122,563

Information Technology - 9.05%
Electronic Equipment, Instruments & Components - 3.07%
Anixter International, Inc.A	90,300	5,318,670
Avnet, Inc.	290,485	11,395,727
Flex Ltd.A	153,578	1,996,514
Keysight Technologies, Inc.A	123,130	6,363,358

		25,074,269

IT Services - 1.82%
Alliance Data Systems Corp.	24,100	4,893,505
Genpact Ltd.	165,393	5,274,383
Total System Services, Inc.	55,766	4,687,690

		14,855,578

Semiconductors & Semiconductor Equipment - 3.00%
Marvell Technology Group Ltd.	379,124	7,605,227
Microchip Technology, Inc.	131,619	11,011,246
Versum Materials, Inc.	166,725	5,865,385

		24,481,858

Software - 0.19%
Micro Focus International PLC, Sponsored ADR	89,690	1,553,431

Technology Hardware, Storage & Peripherals - 0.97%
Hewlett Packard Enterprise Co.	462,041	7,877,799

Total Information Technology		73,842,935

Materials - 4.30%
Chemicals - 2.71%
Ashland Global Holdings, Inc.	90,953	6,019,270
Axalta Coating Systems Ltd.A	229,248	7,083,763
Celanese Corp., Series A	30,293	3,291,940
Eastman Chemical Co.	56,002	5,716,684

		22,111,657

Construction Materials - 0.32%
CRH PLC, Sponsored ADRB	72,898	2,577,673

Containers & Packaging - 1.27%
Owens-Illinois, Inc.A	242,067	4,921,222
Packaging Corp. of America	47,096	5,448,537

		10,369,759

Total Materials		35,059,089

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.86% (continued)
Real Estate - 4.65%
Equity Real Estate Investment Trusts (REITs) - 4.08%
AvalonBay Communities, Inc.	36,748	$5,989,924
EPR Properties	130,864	7,200,137
GEO Group, Inc.	94,141	2,118,173
Lamar Advertising Co., Class A	109,575	6,981,023
MGM Growth Properties LLC, Class A	391,896	10,961,331

		33,250,588

Real Estate Management & Development - 0.57%
Realogy Holdings Corp.B	188,489	4,676,412

Total Real Estate		37,927,000

Utilities - 6.00%
Electric Utilities - 5.34%
Edison International	138,196	9,054,602
Great Plains Energy, Inc.	292,147	9,561,971
Pinnacle West Capital Corp.	206,234	16,601,837
Xcel Energy, Inc.	178,507	8,361,268

		43,579,678

Gas Utilities - 0.66%
UGI Corp.	110,532	5,348,644

Total Utilities		48,928,322

Total Common Stocks (Cost $711,420,109)		781,951,278

SHORT-TERM INVESTMENTS - 4.51% (Cost $36,806,943)
Investment Companies - 4.51%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	36,806,943	36,806,943

SECURITIES LENDING COLLATERAL - 3.13% (Cost $25,546,272)
Investment Companies - 3.13%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.61%D E	25,546,272	25,546,272

TOTAL INVESTMENTS - 103.50% (Cost $773,773,324)		844,304,493
LIABILITIES, NET OF OTHER ASSETS - (3.50%)		(28,567,428)

TOTAL NET ASSETS - 100.00%		$815,737,065

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at April 30, 2018.

C Tracking Stock - A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

D The Fund is affiliated by having the same investment advisor.

E 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

MLP - Master Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

April 30, 2018 (Unaudited)

Futures Contracts Open on April 30, 2018:

Long Futures

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	177	June 2018	$34,062,770	$33,136,170	$(926,600)

			$34,062,770	$33,136,170	$(926,600)

Index Abbreviations:
S&P	Standard & Poor’s

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2018, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$781,951,278	$-	$-	$781,951,278
Short-Term Investments	36,806,943	-	-	36,806,943
Securities Lending Collateral	25,546,272	-	-	25,546,272

Total Investments in Securities - Assets	$844,304,493	$-	$-	$844,304,493

Financial Derivative Instruments - Liabilities
Futures Contracts	$(926,600)	$-	$-	$(926,600)

Total Financial Derivative Instruments - Liabilities	$(926,600)	$-	$-	$(926,600)

U.S. GAAP requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended April 30, 2018, there were no transfers between levels.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$315,451,615	$781,951,278
Investments in affiliated securities, at fair value‡	8,695,945	62,353,215
Deposit with brokers for futures contracts	333,512	1,924,908
Dividends and interest receivable	770,479	467,157
Receivable for investments sold	52,148	507,991
Receivable for fund shares sold	109,685	1,064,592
Receivable for expense reimbursement (Note 2)	-	148
Prepaid expenses	240,236	92,296

Total assets	325,653,620	848,361,585

Liabilities:
Payable for investments purchased	147,652	4,216,949
Payable for fund shares redeemed	343,762	1,229,953
Payable for variation margin from open futures contracts (Note 5)	59,834	926,241
Payable upon return of securities loaned (Note 9)§	1,020,973	25,546,272
Management and sub-advisory fees payable (Note 2)	137,926	524,946
Service fees payable (Note 2)	60,510	108,215
Transfer agent fees payable (Note 2)	15,163	20,860
Custody and fund accounting fees payable	53,186	31,626
Professional fees payable	29,262	15,995
Trustee fees payable (Note 2)	860	-
Payable for prospectus and shareholder reports	12,253	-
Other liabilities	799	3,463

Total liabilities	1,882,180	32,624,520

Net assets	$323,771,440	$815,737,065

Analysis of net assets:
Paid-in-capital	$264,801,312	$726,531,586
Undistributed net investment income	1,413,151	2,557,232
Accumulated net realized gain	9,067,135	17,043,615
Unrealized appreciation of investments in unaffiliated securitiesA	48,549,760	70,531,169
Unrealized appreciation of foreign currency transactions	-	63
Unrealized (depreciation) of futures contracts	(59,918)	(926,600)

Net assets	$323,771,440	$815,737,065

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Balanced Fund	Mid-Cap Value Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	4,539,192	16,608,295

Y Class	3,932,569	6,630,763

Investor Class	7,921,735	24,207,521

Advisor Class	439,346	246,455

A Class	1,425,725	887,125

C Class	2,674,808	439,571

R6 ClassB	N/A	5,903

Net assets:
Institutional Class	$74,831,833	$275,607,991

Y Class	$65,258,364	$109,139,225

Investor Class	$116,294,718	$405,581,397

Advisor Class	$6,842,344	$4,007,125

A Class	$20,896,532	$14,404,048

C Class	$39,647,649	$6,899,344

R6 ClassB	N/A	$97,935

Net asset value, offering and redemption price per share:
Institutional ClassC	$16.49	$16.59

Y Class	$16.59	$16.46

Investor Class	$14.68	$16.75

Advisor Class	$15.57	$16.26

A Class	$14.66	$16.24

A Class (offering price)	$15.55	$17.22

C Class	$14.82	$15.70

R6 ClassB	N/A	$16.59

† Cost of investments in unaffiliated securities	$266,901,855	$711,420,109
‡ Cost of investments in affiliated securities	$8,695,945	$62,353,215
§ Fair value of securities on loan	$985,712	$24,558,560

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

B Class commenced operations March 1, 2018 (Note 1).

C Net asset value has been rounded due to inclusion of the AMR Class assets of the Balanced Fund (Note 1).

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended April 30, 2018 (Unaudited)

	Balanced Fund		Mid-Cap Value Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$2,698,241		$7,607,847
Dividend income from affiliated securities (Note 8)	36,156		283,770
Interest income (net of foreign taxes)†	1,522,876		2,012
Income derived from securities lending (Note 9)	20,269		43,390

Total investment income	4,277,542		7,937,019

Expenses:
Management and sub-advisory fees (Note 2)	903,029		2,951,631
Transfer agent fees:
Institutional Class (Note 2)	6,232		28,224
Y Class (Note 2)A	28,887		50,211
Investor Class	4,648		6,184
Advisor Class	293		1,141
A Class	905		820
C Class	1,312		640
R6 Class	-		305
Custody and fund accounting fees	38,883		39,846
Professional fees	31,354		28,349
Registration fees and expenses	43,166		55,789
Service fees (Note 2):
Investor Class	178,723		411,970
Advisor Class	11,688	A	4,557
A Class	(11,498	)A	10,095
C Class	(34,541	)A	211
Distribution fees (Note 2):
Advisor Class	11,688		4,557
A Class	26,865		18,509
C Class	207,392		34,447
Prospectus and shareholder report expenses	18,715		22,328
Trustee fees (Note 2)	11,070		20,879
Other expenses	19,541		21,964

Total expenses	1,498,352		3,712,657

Net fees waived and expenses (reimbursed) / recouped (Note 2)	-		(301)

Net expenses	1,498,352		3,712,356

Net investment income	2,779,190		4,224,663

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	10,781,628		20,648,418
Commission recapture (Note 1)	1,522		36,561
Foreign currency transactions	699		(104)
Futures contracts	134,900		2,236,679
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(7,262,175)		(39,972,361)
Foreign currency transactions	-		191
Futures contracts	(157,597)		(2,187,738)

Net gain (loss) from investments	3,498,977		(19,238,354)

Net increase (decrease) in net assets resulting from operations	$6,278,167		$(15,013,691)

† Foreign taxes	$23,600		$39,862

A The Manager voluntarily reimbursed service fees and sub-transfer agent fees (Note 2).

B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Balanced Fund		Mid-Cap Value Fund
	Six Months Ended April 30, 2018	Year Ended October 31, 2017	Six Months Ended April 30, 2018	Year Ended October 31, 2017
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$2,779,190	$8,296,612	$4,224,663	$5,825,978
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	10,918,749	61,221,937	22,921,554	34,267,279
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(7,419,772)	11,140,075	(42,159,908)	92,030,585

Net increase (decrease) in net assets resulting from operations	6,278,167	80,658,624	(15,013,691)	132,123,842

Distributions to shareholders:
Net investment income:
Institutional Class	(1,561,784)	(3,922,895)	(2,517,255)	(3,184,300)
Y Class	(1,175,553)	(1,320,074)	(867,845)	(1,054,082)
Investor Class	(2,327,766)	(2,791,629)	(2,066,989)	(3,122,003)
Advisor Class	(171,069)	(196,602)	(5,325)	(63,730)
A Class	(422,397)	(506,915)	(59,166)	(224,784)
C Class	(657,743)	(535,923)	-	(30,824)
Net realized gain from investments:
Institutional Class	(4,036,261)	-	(6,917,398)	-
Y Class	(3,001,735)	-	(2,579,185)	-
Investor Class	(6,279,352)	-	(7,195,645)	-
Advisor Class	(538,844)	-	(89,403)	-
A Class	(1,099,592)	-	(374,971)	-
C Class	(2,097,060)	-	(184,144)	-

Net distributions to shareholders	(23,369,156)	(9,274,038)	(22,857,326)	(7,679,723)

Capital share transactions (Note 11):
Proceeds from sales of shares	26,853,327	125,828,653	272,397,062	180,157,266
Reinvestment of dividends and distributions	22,665,976	8,901,335	22,545,457	7,582,763
Cost of shares redeemed	(61,198,402)	(571,205,485)	(110,385,176)	(183,160,251)

Net increase (decrease) in net assets from capital share transactions	(11,679,099)	(436,475,497)	184,557,343	4,579,778

Net increase (decrease) in net assets	(28,770,088)	(365,090,911)	146,686,326	129,023,897

Net assets:
Beginning of period	352,541,528	717,632,439	669,050,739	540,026,842

End of period *	$323,771,440	$352,541,528	$815,737,065	$669,050,739

*Includes undistributed net investment income	$1,413,151	$4,950,273	$2,557,232	$3,849,149

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. As of April 30, 2018, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors.

Class Disclosure

February 28, 2018 is the inception date of the R6 Class of the Mid-Cap Value Fund.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000
Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000
Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500
C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000
R6	Large institutional retirement plan investors – sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realised gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

Distributions, if any, of net investment income of the Balanced Fund will normally be declared and paid quarterly. Distributions, if any, of net investment income of the Mid-Cap Value Fund will normally be declared and be paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to any Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of April 30, 2018, based on management’s evaluation of the shareholder account base, exclusive of omnibus accounts, one account has been identified as representing a non-affiliated significant ownership of approximately 7% of the Balanced Fund’s outstanding shares and one account has been identified as representing a non-affiliated significant ownership of approximately 16% of the Mid-Cap Value Fund’s outstanding shares.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; and Hotchkis and Wiley Capital Management, LLC for the Balanced Fund. In addition, the Manager manages a portion of the Balanced Fund pursuant to the Management Agreement. The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Pzena Investment Management, LLC; and WEDGE Capital Management, L.L.P. for the Mid-Cap Value Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets.

The Management and Sub-Advisory Fees paid by the Funds for the period ended April 30, 2018 were as follows:

Balanced Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.36%	$601,851
Sub-Advisor Fees	0.18%	301,178

Total	0.54%	$903,029

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Mid-Cap Value Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,336,518
Sub-Advisor Fees	0.44%	1,615,113

Total	0.79%	$2,951,631

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended April 30, 2018, the Manager received securities lending fees of $2,194 and $4,833 for the securities lending activities of the Balanced Fund and Mid-Cap Value Fund, respectively.

Distribution Plans

The Funds, except for the Advisor, A, and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes, and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds. During the period ended April 31, 2018 the Manager voluntarily reimbursed service fees to the Advisor, A and C Classes of the Balanced Fund in the amounts of $115, $28,001 and $66,581, respectively. Service fees to the A and C Classes of the Mid-Cap Value Fund were reimbursed in the amount of $1,233 and $5,045, respectively.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended April 30, 2018, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$31,976
Mid-Cap Value	67,823

As of April 30, 2018, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$7,250
Mid-Cap Value	11,078

During the period ended April 30, 2018, the Manager voluntarily reimbursed sub-transfer agent fees to the Y Classes of the Balanced Fund and the Mid-Cap Value Fund in the amount of $3,923 and $1,436, respectively.

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended April 30, 2018, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral in USG Select Fund	Total
Balanced	$2,911	$2,862	$5,773
Mid-Cap Value	22,233	9,479	31,712

Interfund Credit Facility

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating Funds for temporary purposes. The interfund credit facility is advantageous to the Funds because it provides added liquidity, and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a Fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended April 30, 2018, the Balanced Fund borrowed on average $4,754,923 for 1 day at an average interest rate of 2.06% with interest charges of $268. This amount is included in “Other expenses” on the Statements of Operations. For the period ended April 30, 2018, the Mid-Cap Value Fund did not utilize the credit facility.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Expense Reimbursement Plan

The Manager voluntarily agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended April 30, 2018, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	11/1/2017 - 4/30/2018		Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Mid-Cap Value	R6	0.88	%(1)	$301	$–	2021

(1) Voluntary expense cap effective February 28, 2018.

Of these amounts, $148 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at April 30, 2018 for the Mid-Cap Value Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is unlikely.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Fund(s)’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allowed to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Sales Commissions

The Funds’ Distributor, formerly Foreside, may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended February 28, 2018, Foreside collected $3,380 and $2,255 in sales commissions for Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of Class A Shares. During the period March 1, 2018 through April 30, 2018, RID collected $1,994 and $82 for the Balanced Fund and Mid-Cap Value Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended April 30, 2018, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 28, 2018, Foreside collected CDSC fees of $2,422 and $64 for Class C Shares of the Balanced Fund and Mid-Cap Value Fund, respectively. During the period March 1, 2018 through April 30, 2018, RID collected $487 and $482 for both Funds, respectively, for Class C Shares.

Trustee Fees and Expenses

As compensation for their service to the Trust, American Beacon Select Funds, American Beacon Institutional Funds Trust, and American Beacon Sound Point Enhanced Income Fund, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chairman receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for his attendance at the committee meetings. Effective January 1, 2018, the Board Vice Chair receives an additional annual retainer of $10,000. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each Fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers. Certain fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit with their futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

American Depositary Receipts and Non-Voting Depositary Receipts

American Depositary Receipts (“ADRs”) are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities

Asset-Back Securities (“ABS”) may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non conforming mortgage loans, especially in a declining residential real estate market.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended April 30, 2018 are disclosed in the Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Balance Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Funds may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Funds.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles (“SPV”)) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Funds’ portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2018, the Funds entered into future contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended April 30, 2018
Balanced	43
Mid-Cap Value	190

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Balanced Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(59,918)	$(59,918)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$134,900	$134,900

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(157,597)	$(157,597)

Mid-Cap Value Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$(926,600)	$(926,600)

The effect of financial derivative instruments on the Statements of Operations as of April 30, 2018:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$2,236,679	$2,236,679

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$(2,187,738)	$(2,187,738)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, extension risk, interest rate risk and prepayment risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing Risk

The Funds may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Funds may also invest in local currency investments. ADRs are subject to many of the risks inherent in currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities are also affected by their duration. Fixed-income securities with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well. Some investors buy securities and derivatives with borrowed money; an increase in interest rates can cause a decline in those markets.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Mortgage-Backed and Mortgage Related Securities Risk

Certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, and FHLB are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on interest only (“IO”) and principal only (“PO”) are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-adviser manages its allocated portion of the Funds independently from another sub-adviser, the same security may be held in different portions of the Funds, or may be acquired for one portion of the Funds at a time when a sub-adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Funds’ holdings. Similarly, under some market conditions, one sub-adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Funds. Because each sub-adviser directs the trading for its own portion of the Funds, and does not aggregate its transactions with those of the other sub-advisors, the Funds may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Funds’ assets among the Funds’ sub-advisors in a manner that it believes is consistent with achieving the Funds’ investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Funds’ assets among sub-advisors.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Redemption Risk

The Funds may experience periods of high levels of redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Funds to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with a Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to a Fund associated with that sector increase.

To the extent a Fund invests in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, FHLB, FFCB, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2018.

Balanced Fund

Offsetting of Financial and Derivative Assets as of April 30, 2018:
	Assets	Liabilities
Futures Contracts	$-	$59,918

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$59,918

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(59,918)

	Remaining Contractual Maturity of the Agreements As of April 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,020,973	$-	$-	$-	$1,020,973

Total Borrowings	$1,020,973	$-	$-	$-	$1,020,973

Gross amount of recognized liabilities for securities lending transactions					$1,020,973

Mid-Cap Value Fund

Offsetting of Financial and Derivative Assets as of April 30, 2018:
	Assets	Liabilities
Futures Contracts	$-	$926,600

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$926,600

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(926,600)

	Remaining Contractual Maturity of the Agreements As of April 30, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$25,546,272	$-	$-	$-	$25,546,272

Total Borrowings	$25,546,272	$-	$-	$-	$25,546,272

Gross amount of recognized liabilities for securities lending transactions					$25,546,272

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2017 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of April 30, 2018 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$276,493,007	$56,997,030	$(9,342,477)	$47,654,553
Mid-Cap Value	779,598,267	99,966,456	(35,260,167)	64,706,289

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2017, the Funds did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended April 30, 2018 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$33,290,324	$7,139,040	$59,405,652	$8,911,555
Mid-Cap Value	286,365,451	-	116,916,135	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended April 30, 2018 were as follows:

Fund	Type of Transaction	October 31, 2017 Shares/Fair Value	Purchases	Sales	April 30, 2018 Shares/Fair Value	Dividend Income
Balanced	Direct	$7,863,253	$61,993,039	$62,181,320	$7,674,972	$36,156
Balanced	Securities Lending	3,085,328	40,112,799	42,177,154	1,020,973	N/A
Mid-Cap Value	Direct	32,552,471	297,992,861	293,738,389	36,806,943	283,770
Mid-Cap Value	Securities Lending	19,270,065	126,283,612	120,007,405	25,546,272	N/A

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$985,712	$1,020,973	$–	$1,020,973
Mid-Cap Value	24,558,560	25,546,272	–	25,546,272

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

10.  Borrowing Arrangements

Effective November 16, 2017, the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $50 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 15, 2018, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

Effective November 16, 2017, the Funds, along with certain other Participating Funds managed by the Manager, entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate. The Uncommitted Line expires November 15, 2018 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended April 30, 2018, the Funds did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	389,351	$6,517,481	1,092,787	$18,080,161
Reinvestment of dividends	331,965	5,569,260	238,615	3,910,236
Shares redeemed	(1,273,657)	(21,621,857)	(28,034,177)	(458,858,477)

Net (decrease) in shares outstanding	(552,341)	$(9,535,116)	(26,702,775)	$(436,868,080)

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	532,320	$9,118,075	3,930,687	$64,515,384
Reinvestment of dividends	227,854	3,842,180	65,834	1,098,461
Shares redeemed	(561,134)	(9,562,659)	(2,147,617)	(35,745,768)

Net increase in shares outstanding	199,040	$3,397,596	1,848,904	$29,868,077

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	429,879	$6,491,858	1,891,239	$27,893,209
Reinvestment of dividends	565,005	8,436,406	183,821	2,729,041
Shares redeemed	(1,077,636)	(16,195,594)	(3,351,461)	(49,631,206)

Net (decrease) in shares outstanding	(82,752)	$(1,267,330)	(1,276,401)	$(19,008,956)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	Advisor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	41,749	$667,875	105,859	$1,651,482
Reinvestment of dividends	44,791	709,913	12,537	196,603
Shares redeemed	(315,333)	(4,998,032)	(183,384)	(2,863,636)

Net (decrease) in shares outstanding	(228,793)	$(3,620,244)	(64,988)	$(1,015,551)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	106,098	$1,600,973	410,539	$6,059,817
Reinvestment of dividends	98,483	1,468,449	31,357	464,996
Shares redeemed	(195,546)	(2,959,671)	(843,857)	(12,512,241)

Net increase (decrease) in shares outstanding	9,035	$109,751	(401,961)	$(5,987,428)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	161,029	$2,457,065	511,750	$7,628,600
Reinvestment of dividends	174,747	2,639,768	33,550	501,998
Shares redeemed	(382,645)	(5,860,589)	(776,384)	(11,594,157)

Net (decrease) in shares outstanding	(46,869)	$(763,756)	(231,084)	$(3,463,559)

	Institutional Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,041,802	$52,348,801	5,954,710	$95,148,198
Reinvestment of dividends	526,390	9,164,443	200,907	3,102,004
Shares redeemed	(2,374,767)	(41,187,152)	(4,676,013)	(74,643,061)

Net increase in shares outstanding	1,193,425	$20,326,092	1,479,604	$23,607,141

	Y Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,268,801	$21,731,809	1,882,597	$30,182,084
Reinvestment of dividends	197,830	3,416,518	68,733	1,052,987
Shares redeemed	(691,286)	(11,926,972)	(1,053,861)	(16,770,607)

Net increase in shares outstanding	775,345	$13,221,355	897,469	$14,464,464

	Investor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	10,628,064	$191,529,131	2,951,825	$47,658,072
Reinvestment of dividends	526,115	9,254,355	199,673	3,114,890
Shares redeemed	(2,726,881)	(47,672,293)	(4,583,694)	(73,830,629)

Net increase (decrease) in shares outstanding	8,427,298	$153,111,193	(1,432,196)	$(23,057,667)

American Beacon FundsSM

Notes to Financial Statements

April 30, 2018 (Unaudited)

	Advisor Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
	73,734	$1,227,607	81,445	$1,272,473
Reinvestment of dividends	5,543	94,728	4,212	63,730
Shares redeemed	(51,592)	(877,700)	(350,490)	(5,453,538)

Net increase (decrease) in shares outstanding	27,685	$444,635	(264,833)	$(4,117,335)

	A Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	256,070	$4,307,729	318,235	$4,979,042
Reinvestment of dividends	25,397	433,278	14,503	219,286
Shares redeemed	(473,593)	(8,016,652)	(676,186)	(10,691,000)

Net (decrease) in shares outstanding	(192,126)	$(3,275,645)	(343,448)	$(5,492,672)

	C Class
	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	(unaudited)
Mid-Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	70,560	$1,151,985	60,211	$917,397
Reinvestment of dividends	11,018	182,135	2,030	29,866
Shares redeemed	(42,742)	(704,407)	(116,353)	(1,771,416)

Net increase (decrease) in shares outstanding	38,836	$629,713	(54,112)	$(824,153)

	R6 Class
	February 28, 2018A to April 30, 2018
	(unaudited)
Mid-Cap Value Fund	Shares	Amount
Shares sold	5,903	$100,000

Net (decrease) in shares outstanding	5,903	$100,000

A Commencement of operations.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional ClassA
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$17.30		$15.26	$15.79	$16.79	$16.31	$14.27

Income (loss) from investment operations:
Net investment income	0.14		0.36	0.27	0.32	0.38	0.30
Net gains (losses) on investments (both realized and unrealized)	0.17		2.04	0.20	(0.32)	1.35	2.35

Total income from investment operations	0.31		2.40	0.47	–	1.73	2.65

Less distributions:
Dividends from net investment income	(0.32)		(0.36)	(0.25)	(0.22)	(0.42)	(0.30)
Distributions from net realized gains	(0.80)		–	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.12)		(0.36)	(1.00)	(1.00)	(1.25)	(0.61)

Net asset value, end of period	$16.49		$17.30	$15.26	$15.79	$16.79	$16.31

Total returnB	1.66	%C	15.82%	3.30%	(0.07)%	11.15%	19.04%

Ratios and supplemental data:
Net assets, end of period	$74,831,833		$88,015,702	$485,231,068	$99,173,943	$74,422,347	$60,916,035
Ratios to average net assets:
Expenses, before reimbursements	0.64	%D	0.59%	0.62%	0.58%	0.58%	0.60%
Expenses, net of reimbursements	0.64	%D	0.59%	0.62%	0.58%	0.58%	0.60%
Net investment income, before expense reimbursements	1.86	%D	1.80%	1.90%	1.83%	2.24%	1.86%
Net investment income, net of reimbursements	1.86	%D	1.80%	1.90%	1.83%	2.24%	1.86%
Portfolio turnover rate	13	%C	32%	16%	62%	34%	56%

A	On May 31, 2016, the AMR Class closed and the assets were merged into the Institutional Class.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$17.39		$15.30	$15.84	$16.83	$16.37	$14.32

Income (loss) from investment operations:
Net investment income	0.16		0.24	0.30	0.30	0.40	0.39
Net gains (losses) on investments (both realized and unrealized)	0.15		2.20	0.13	(0.30)	1.31	2.26

Total income from investment operations	0.31		2.44	0.43	-	1.71	2.65

Less distributions:
Dividends from net investment income	(0.31)		(0.35)	(0.22)	(0.21)	(0.42)	(0.29)
Distributions from net realized gains	(0.80)		-	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.11)		(0.35)	(0.97)	(0.99)	(1.25)	(0.60)

Net asset value, end of period	$16.59		$17.39	$15.30	$15.84	$16.83	$16.37

Total returnA	1.68	%B	16.05%	3.06%	(0.07)%	10.98%	18.97%

Ratios and supplemental data:
Net assets, end of period	$65,258,364		$64,926,394	$28,843,268	$39,151,318	$36,113,608	$7,262,894
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.71	%C	0.68%	0.72%	0.66%	0.67%	0.68%
Expenses, net of reimbursements or recoupments	0.71	%C	0.68%	0.72%	0.66%	0.68%	0.70%
Net investment income, before expense reimbursements or recoupments	1.78	%C	1.67%	1.95%	1.75%	2.01%	1.71%
Net investment income, net of reimbursements or recoupments	1.78	%C	1.67%	1.95%	1.75%	2.01%	1.69%
Portfolio turnover rate	13	%B	32%	16%	62%	34%	56%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$15.51		$13.71	$14.30	$15.31	$14.98	$13.16

Income (loss) from investment operations:
Net investment income	0.11		0.15	0.18	0.22	0.42	0.26
Net gains (losses) on investments (both realized and unrealized)	0.15		1.96	0.18	(0.26)	1.11	2.13

Total income (loss) from investment operations	0.26		2.11	0.36	(0.04)	1.53	2.39

Less distributions:
Dividends from net investment income	(0.29)		(0.31)	(0.20)	(0.19)	(0.37)	(0.26)
Distributions from net realized gains	(0.80)		-	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.09)		(0.31)	(0.95)	(0.97)	(1.20)	(0.57)

Net asset value, end of period	$14.68		$15.51	$13.71	$14.30	$15.31	$14.98

Total returnA	1.59	%B	15.52%	2.85%	(0.35)%	10.75%	18.65%

Ratios and supplemental data:
Net assets, end of period	$116,294,718		$124,143,894	$127,235,433	$155,757,561	$165,808,020	$109,336,889
Ratios to average net assets:
Expenses, before reimbursements	0.92	%C	0.89%	0.95%	0.91%	0.92%	0.92%
Expenses, net of reimbursements	0.92	%C	0.89%	0.95%	0.91%	0.92%	0.92%
Net investment income, before expense reimbursements	1.57	%C	1.48%	1.72%	1.51%	1.84%	1.62%
Net investment income, net of reimbursements	1.57	%C	1.48%	1.72%	1.51%	1.84%	1.62%
Portfolio turnover rate	13	%B	32%	16%	62%	34%	56%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$16.38		$14.46	$15.02	$16.04	$15.65	$13.73

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.21	0.24	0.22	0.18	(0.12)
Net gains (losses) on investments (both realized and unrealized)	0.21		1.99	0.12	(0.29)	1.39	2.60

Total income (loss) from investment operations	0.26		2.20	0.36	(0.07)	1.57	2.48

Less distributions:
Dividends from net investment income	(0.27)		(0.28)	(0.17)	(0.17)	(0.35)	(0.25)
Distributions from net realized gains	(0.80)		-	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.07)		(0.28)	(0.92)	(0.95)	(1.18)	(0.56)

Net asset value, end of period	$15.57		$16.38	$14.46	$15.02	$16.04	$15.65

Total returnA	1.47	%B	15.31%	2.71%	(0.58)%	10.58%	18.52%

Ratios and supplemental data:
Net assets, end of period	$6,842,344		$10,944,675	$10,603,004	$13,510,138	$14,705,747	$6,352,890
Ratios to average net assets:
Expenses, before reimbursements	1.13	%C	1.08%	1.12%	1.06%	1.07%	1.07%
Expenses, net of reimbursements	1.13	%C	1.08%	1.12%	1.06%	1.07%	1.07%
Net investment income, before expense reimbursements	1.38	%C	1.29%	1.55%	1.35%	1.75%	1.32%
Net investment income, net of reimbursements	1.38	%C	1.29%	1.55%	1.35%	1.75%	1.32%
Portfolio turnover rate	13	%B	32%	16%	62%	34%	56%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$15.48		$13.69	$14.27	$15.29	$14.97	$13.16

Income (loss) from investment operations:
Net investment income	0.14		0.16	0.21	0.23	0.33	0.22
Net gains (losses) on investments (both realized and unrealized)	0.14		1.93	0.15	(0.29)	1.18	2.14

Total income (loss) from investment operations	0.28		2.09	0.36	(0.06)	1.51	2.36

Less distributions:
Dividends from net investment income	(0.30)		(0.30)	(0.19)	(0.18)	(0.36)	(0.24)
Distributions from net realized gains	(0.80)		-	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.10)		(0.30)	(0.94)	(0.96)	(1.19)	(0.55)

Net asset value, end of period	$14.66		$15.48	$13.69	$14.27	$15.29	$14.97

Total returnA	1.71	%B	15.36%	2.84%	(0.48)%	10.67%	18.45%

Ratios and supplemental data:
Net assets, end of period	$20,896,532		$21,934,880	$24,892,096	$29,074,120	$25,578,944	$6,284,539
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.77	%C	0.99%	1.02%	0.97%	1.02%	1.10%
Expenses, net of reimbursements or recoupments	0.77	%C	0.99%	1.02%	0.97%	1.04%	1.10%
Net investment income, before expense reimbursements or recoupments	1.72	%C	1.39%	1.64%	1.44%	1.68%	1.31%
Net investment income, net of reimbursements or recoupments	1.72	%C	1.39%	1.64%	1.44%	1.67%	1.30%
Portfolio turnover rate	13	%B	32%	16%	62%	34%	56%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015	2014	2013

	(unaudited)
Net asset value, beginning of period	$15.64		$13.83	$14.43	$15.47	$15.13	$13.33

Income (loss) from investment operations:
Net investment income	0.08		0.08	0.12	0.14	0.21	0.17
Net gains (losses) on investments (both realized and unrealized)	0.15		1.92	0.13	(0.29)	1.20	2.11

Total income (loss) from investment operations	0.23		2.00	0.25	(0.15)	1.41	2.28

Less distributions:
Dividends from net investment income	(0.25)		(0.19)	(0.10)	(0.11)	(0.24)	(0.17)
Distributions from net realized gains	(0.80)		-	(0.75)	(0.78)	(0.83)	(0.31)

Total distributions	(1.05)		(0.19)	(0.85)	(0.89)	(1.07)	(0.48)

Net asset value, end of period	$14.82		$15.64	$13.83	$14.43	$15.47	$15.13

Total returnA	1.32	%B	14.50%	2.03%	(1.14)%	9.80%	17.50%

Ratios and supplemental data:
Net assets, end of period	$39,647,649		$42,575,983	$40,827,570	$45,641,648	$32,045,404	$11,573,900
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.46	%C	1.73%	1.77%	1.72%	1.78%	1.84%
Expenses, net of reimbursements or recoupments	1.46	%C	1.73%	1.77%	1.72%	1.79%	1.85%
Net investment income, before expense reimbursements or recoupments	1.03	%C	0.63%	0.89%	0.69%	0.94%	0.51%
Net investment income, net of reimbursements or recoupments	1.03	%C	0.63%	0.89%	0.69%	0.93%	0.50%
Portfolio turnover rate	13	%B	32%	16%	62%	34%	56%

A	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
B	Not annualized.
C	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$17.25		$14.03	$14.62	$14.76		$14.33		$10.95

Income (loss) from investment operations:
Net investment income	0.10		0.16	0.26	0.16		0.12		0.13
Net gains (losses) on investments (both realized and unrealized)	(0.16)		3.28	0.03	0.25		1.27		3.93

Total income (loss) from investment operations	(0.06)		3.44	0.29	0.41		1.39		4.06

Less distributions:
Dividends from net investment income	(0.16)		(0.22)	(0.17)	(0.10)		(0.11)		(0.20)
Distributions from net realized gains	(0.44)		–	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.60)		(0.22)	(0.88)	(0.55)		(0.96)		(0.68)

Redemption fees added to beneficial interests	-		-	-	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$16.59		$17.25	$14.03	$14.62		$14.76		$14.33

Total returnC	(0.47	)%D	24.71%	2.39%	2.73%		10.20%		39.18%

Ratios and supplemental data:
Net assets, end of period	$275,607,991		$265,934,589	$195,472,135	$258,503,278		$193,634,639		$72,206,907
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.84	%E	0.89%	0.89%	0.85%		0.89%		0.99%
Expenses, net of reimbursements or recoupments	0.84	%E	0.89%	0.89%	0.85%		0.93%		0.98%
Net investment income, before expense reimbursements or recoupments	1.23	%E	1.06%	1.65%	1.10%		0.92%		1.05%
Net investment income, net of reimbursements or recoupments	1.23	%E	1.06%	1.65%	1.10%		0.88%		1.06%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$17.11		$13.92	$14.52	$14.66		$14.25		$10.92

Income (loss) from investment operations:
Net investment income	0.10		0.15	0.23	0.15		0.18		0.17
Net gains (losses) on investments (both realized and unrealized)	(0.16)		3.25	0.05	0.26		1.19		3.86

Total income (loss) from investment operations	(0.06)		3.40	0.28	0.41		1.37		4.03

Less distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.17)	(0.10)		(0.11)		(0.22)
Distributions from net realized gains	(0.44)		–	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.59)		(0.21)	(0.88)	(0.55)		(0.96)		(0.70)

Redemption fees added to beneficial interests	–		–	–	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$16.46		$17.11	$13.92	$14.52		$14.66		$14.25

Total returnC	(0.49	)%D	24.60%	2.29%	2.76%		10.15%		38.99%

Ratios and supplemental data:
Net assets, end of period	$109,139,225		$100,190,167	$68,994,531	$70,009,288		$31,074,584		$2,813,712
Ratios to average net assets:
Expenses, before reimbursements	0.92	%E	0.97%	0.96%	0.94%		0.98%		1.11%
Expenses, net of reimbursements	0.92	%E	0.97%	0.96%	0.94%		0.98%		1.08%
Net investment income, before expense reimbursements	1.16	%E	0.98%	1.59%	1.02%		0.80%		0.79%
Net investment income, net of reimbursements	1.16	%E	0.98%	1.59%	1.02%		0.80%		0.82%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$17.40		$14.14	$14.73	$14.89		$14.47		$10.98

Income (loss) from investment operations:
Net investment income	0.09		0.14	0.21	0.13		0.16		0.23
Net gains (losses) on investments (both realized and unrealized)	(0.17)		3.31	0.05	0.25		1.21		3.83

Total income (loss) from investment operations	(0.08)		3.45	0.26	0.38		1.37		4.06

Less distributions:
Dividends from net investment income	(0.13)		(0.19)	(0.14)	(0.09)		(0.10)		(0.09)
Distributions from net realized gains	(0.44)		–	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.57)		(0.19)	(0.85)	(0.54)		(0.95)		(0.57)

Redemption fees added to beneficial interests	–		–	–	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$16.75		$17.40	$14.14	$14.73		$14.89		$14.47

Total returnC	(0.60	)%D	24.52%	2.12%	2.52%		9.99%		38.69%

Ratios and supplemental data:
Net assets, end of period	$405,581,397		$274,552,551	$243,421,035	$304,799,582		$246,404,670		$17,871,568
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.06	%E	1.09%	1.12%	1.09%		1.13%		1.25%
Expenses, net of reimbursements or recoupments	1.06	%E	1.09%	1.12%	1.09%		1.14%		1.23%
Net investment income, before expense reimbursements or recoupments	1.04	%E	0.86%	1.44%	0.87%		0.61%		0.68%
Net investment income, net of reimbursements or recoupments	1.04	%E	0.86%	1.44%	0.87%		0.60%		0.70%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$16.83		$13.69	$14.27	$14.46		$14.07		$10.81

Income (loss) from investment operations:
Net investment income	0.05		0.10	0.16	0.08		0.11		0.11
Net gains (losses) on investments (both realized and unrealized)	(0.15)		3.18	0.05	0.25		1.17		3.83

Total income (loss) from investment operations	(0.10)		3.28	0.21	0.33		1.28		3.94

Less distributions:
Dividends from net investment income	(0.03)		(0.14)	(0.08)	(0.07)		(0.04)		(0.20)
Distributions from net realized gains	(0.44)		–	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.47)		(0.14)	(0.79)	(0.52)		(0.89)		(0.68)

Redemption fees added to beneficial interests	–		–	–	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$16.26		$16.83	$13.69	$14.27		$14.46		$14.07

Total returnC	(0.72	)%D	24.10%	1.82%	2.25%		9.58%		38.43%

Ratios and supplemental data:
Net assets, end of period	$4,007,125		$3,682,231	$6,622,356	$6,684,131		$7,149,083		$727,587
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.41	%E	1.40%	1.40%	1.37%		1.40%		1.61%
Expenses, net of reimbursements or recoupments	1.41	%E	1.40%	1.40%	1.37%		1.46%		1.49%
Net investment income, before expense reimbursements or recoupments	0.67	%E	0.55%	1.16%	0.58%		0.35%		0.46%
Net investment income, net of reimbursements or recoupments	0.67	%E	0.55%	1.16%	0.58%		0.30%		0.58%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$16.84		$13.70	$14.28	$14.43		$14.09		$10.82

Income (loss) from investment operations:
Net investment income	0.10		0.13	0.18	0.11		0.13		0.14
Net gains (losses) on investments (both realized and unrealized)	(0.19)		3.18	0.05	0.25		1.16		3.80

Total income (loss) from investment operations	(0.09)		3.31	0.23	0.36		1.29		3.94

Less distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.10)	(0.06)		(0.10)		(0.19)
Distributions from net realized gains	(0.44)		-	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.51)		(0.17)	(0.81)	(0.51)		(0.95)		(0.67)

Redemption fees added to beneficial interests	-		-	-	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$16.24		$16.84	$13.70	$14.28		$14.43		$14.09

Total returnC	(0.65	)%D	24.26%	1.98%	2.35%		9.68%		38.39%

Ratios and supplemental data:
Net assets, end of period	$14,404,048		$18,170,218	$19,486,655	$16,422,504		$18,345,497		$1,666,696
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.22	%E	1.27%	1.26%	1.25%		1.33%		1.48%
Expenses, net of reimbursements or recoupments	1.22	%E	1.27%	1.26%	1.25%		1.33%		1.49%
Net investment income, before expense reimbursements or recoupments	0.83	%E	0.69%	1.30%	0.71%		0.42%		0.44%
Net investment income, net of reimbursements or recoupments	0.83	%E	0.69%	1.30%	0.71%		0.42%		0.43%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended April 30,		Year Ended October 31,

	2018		2017	2016	2015A		2014		2013

	(unaudited)
Net asset value, beginning of period	$16.27		$13.26	$13.87	$14.08		$13.81		$10.70

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.03)	0.07	0.01		0.08		0.11
Net gains (losses) on investments (both realized and unrealized)	(0.16)		3.11	0.06	0.23		1.09		3.67

Total income (loss) from investment operations	(0.13)		3.08	0.13	0.24		1.17		3.78

Less distributions:
Dividends from net investment income	-		(0.07)	(0.03)	-		(0.05)		(0.19)
Distributions from net realized gains	(0.44)		-	(0.71)	(0.45)		(0.85)		(0.48)

Total distributions	(0.44)		(0.07)	(0.74)	(0.45)		(0.90)		(0.67)

Redemption fees added to beneficial interests	-		-	-	0.00	B	0.00	B	0.00	B

Net asset value, end of period	$15.70		$16.27	$13.26	$13.87		$14.08		$13.81

Total returnC	(0.91	)%D	23.27%	1.19%	1.57%		8.88%		37.32%

Ratios and supplemental data:
Net assets, end of period	$6,899,344		$6,520,983	$6,030,130	$6,238,827		$5,104,394		$904,692
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.85	%E	2.04%	2.04%	2.01%		2.12%		2.25%
Expenses, net of reimbursements or recoupments	1.85	%E	2.04%	2.04%	2.01%		2.13%		2.24%
Net investment income (loss), before expense reimbursements or recoupments	0.23	%E	(0.09)%	0.53%	(0.05)%		(0.33)%		(0.27)%
Net investment income (loss), net of reimbursements or recoupments	0.23	%E	(0.09)%	0.53%	(0.05)%		(0.34)%		(0.26)%
Portfolio turnover rate	16	%D	28%	27%	79%		24%		48%

A	WEDGE Capital Management was added as an investment manager to the Mid-Cap Value Fund on May 11, 2015.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	February 28, 2018A to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$16.94

Income (loss) from investment operations:
Net investment income	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.39)

Total income (loss) from investment operations	(0.35)

Net asset value, end of period	$16.59

Total returnB	(0.47	)%C

Ratios and supplemental data:
Net assets, end of period	$97,935
Ratios to average net assets:
Expenses, before reimbursements	2.69	%D
Expenses, net of reimbursements	0.88	%D
Net investment income (loss), before expense reimbursements	(0.36	)%D
Net investment income, net of reimbursements	1.45	%D
Portfolio turnover rate	16	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.

See accompanying notes

Delivery of Documents

eDelivery is NOW AVAILABLE – Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Forms N-Q as of the first and third fiscal quarters. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. Complete schedules of the Funds’ portfolio holdings are also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, TX

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Balanced Fund and American Beacon Mid-Cap Value Fund are service marks of American Beacon Advisors, Inc.

SAR 04/18

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
American Beacon Funds

Date: July 10, 2018

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
American Beacon Funds

Date: July 10, 2018